united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number:	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2025

Item 1. Reports to Stockholders.

(a)

Efficient Enhanced Multi-Asset Fund

Class I (EFFIX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Efficient Enhanced Multi-Asset Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.efficient.com/enhanced-multi-asset-fund. You can also request this information by contacting us at (833) 398-0599.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$103	1.95%

What did the Fund invest in?

Category of Investment Weighting (% of net assets)

U.S. Treasury Obligations
46.3%
Money Market
26.6%
Agency
4.7%
Other Assets in Excess of Liabilities
22.4%

Value	Value
Other Assets in Excess of Liabilities	22.4%
Agency	4.7%
Money Market	26.6%
U.S. Treasury Obligations	46.3%

Fund Statistics

Net Assets	$77,777,922
Number of Portfolio Holdings	1,969
Advisory Fee (net of waivers)	$377,623
Portfolio Turnover	34%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.efficient.com/enhanced-multi-asset-fund) including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-EFFIX

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Efficient Enhanced Multi-Asset Fund

Consolidated Semi-Annual Financial Statements and Additional Information

November 30, 2025

Fund Adviser:

Efficient Capital Management, LLC

4355 Weaver Parkway

Warrenville, IL 60555

(630) 657-6800

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

	Maturity Date	Par Value	Value
U.S. GOVERNMENT & AGENCIES — 51.0%
Federal Home Loan Bank Discount Notes, 0%	2/11/2026	1,750,000	$1,736,602
Federal Home Loan Bank Discount Notes, 0%	2/2/2026	2,000,000	1,986,525
United States Treasury Bill, 0%	12/9/2025	1,000,000	999,138
United States Treasury Bill, 0%	5/7/2026	4,500,000	4,428,452
United States Treasury Bill, 0%	4/2/2026	8,000,000	7,900,316
United States Treasury Bill, 0%	4/30/2026	9,000,000	8,863,003
United States Treasury Inflation Indexed Bonds, 2.125%	4/15/2029	200,000	215,646
United States Treasury Inflation Indexed Bonds. 0.125%	7/15/2030	500,000	601,857
United States Treasury Inflation Indexed Bonds, 1.625%	10/15/2029	700,000	733,946
United States Treasury Inflation Indexed Bonds, 1.875%	7/15/2035	900,000	918,868
United States Treasury Inflation Indexed Bonds, 1.375%	7/15/2033	1,000,000	1,054,269
United States Treasury Inflation Indexed Bonds, 0.125%	1/15/2031	900,000	1,054,783
United States Treasury Inflation Indexed Bonds, 1.125%	1/15/2033	1,000,000	1,058,071
United States Treasury Inflation Indexed Bonds, 0.625%	7/15/2032	1,000,000	1,059,934
United States Treasury Inflation Indexed Bonds, 0.125%	7/15/2031	1,000,000	1,132,423
United States Treasury Inflation Indexed Bonds, 1.625%	4/15/2030	1,100,000	1,136,110
United States Treasury Inflation Indexed Bonds, 1.875%	7/15/2034	1,100,000	1,156,717
United States Treasury Inflation Indexed Bonds, 1.750%	1/15/2034	1,100,000	1,169,202
United States Treasury Inflation Indexed Bonds, 0.125%	1/15/2032	1,100,000	1,188,927
United States Treasury Inflation Indexed Bonds, 2.125%	1/15/2035	1,200,000	1,271,856
Total Investments at Value — (Cost $39,511,009)			$39,666,645

	Shares	Value
MONEY MARKET FUNDS — 26.6%
Blackrock Liquidity Funds, Treasury Trust - Institutional Class, 3.80% (a)	161,629	$23,647
First American Government Obligations Fund - Class X, 3.92% (a),(b)	20,662,077	20,662,078
Total Money Market Funds (Cost $20,685,725)		20,685,725

Total Investments and Money Market Funds at Value — 77.6%
(Cost $60,196,734)		60,352,370

Other Assets in Excess of Liabilities — 22.4%		17,425,552

Net Assets — 100.0%		$77,777,922

(a)	Rate disclosed is the seven day effective yield as of November 30, 2025.
(b)	All or a part is a holding of the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2025 (Unaudited)

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
LONG CONTRACTS
US 10YR NOTE (CBT)Mar26	214	3/23/2026	$24,255,560	$40,367
US 5YR NOTE (CBT) Mar26	153	4/1/2026	16,794,141	19,175
FTSE CHINA A50 Dec25	101	12/31/2025	1,521,666	20,626
CAN 10YR BOND FUT Mar26	84	3/23/2026	7,389,649	17,603
MEXICAN PESO FUT Dec25	83	12/16/2025	2,264,655	48,151
Euro-BTP Future Dec25	65	12/9/2025	9,152,030	42,214
IODEX IO FUT Jan26	60	2/2/2026	613,200	2,576	(a)
Short Euro-BTP Fu Dec25	54	12/9/2025	6,774,745	5,240
US LONG BOND(CBT) Mar26	52	3/23/2026	6,106,750	15,434
US 2YR NOTE (CBT) Mar26	50	4/1/2026	10,442,969	(881)
LME PRI ALUM FUTR Mar26	38	3/17/2026	2,730,386	24,141	(a)
EURO STOXX 50 Dec25	37	12/22/2025	2,435,476	48,980
SOYBEAN FUTURE MAR26	35	3/16/2026	2,005,500	33,178	(a)
S&P500 EMINI FUT Dec25	33	12/22/2025	11,318,175	317,924
ICE 3MTH SONIA FU Jun27	33	9/14/2027	10,548,795	362
FTSE 100 IDX FUT Dec25	32	12/22/2025	4,128,294	130,830
MSCI EMGMKT DEC25	31	12/22/2025	2,135,280	37,423
3 MONTH SOFR FUT Jun27	31	9/14/2027	7,515,950	775
IFSC NIFTY 50 FUT Dec25	29	12/31/2025	1,530,446	5,281
3 MONTH SOFR FUT Jun28	29	9/20/2028	7,019,450	(1,188)
CAN 2YR BOND FUT Mar26	27	3/23/2026	2,046,122	725
HSCEI Futures Dec25	26	12/31/2025	1,524,951	2,417
LONG GILT FUTURE Mar26	25	3/30/2026	3,030,644	18,997
OMXS30 IND FUTURE Dec25	24	12/22/2025	710,198	27,383
SA RAND CURR(CME) Dec25	24	12/16/2025	700,500	11,852
ICE 3MTH SONIA FU Jun26	23	9/15/2026	7,351,049	2,105
SOYBEAN MEAL FUTR Mar26	23	3/16/2026	745,660	781	(a)
ICE 3MTH SONIA FU Jun28	21	9/20/2028	6,701,751	(2,031)
EURO FX CURR FUT Dec25	20	12/16/2025	2,902,875	2,742
CAN 5YR BOND FUT Mar26	19	3/23/2026	1,555,768	2,550
EURO-BUND FUTURE Dec25	19	12/9/2025	2,840,742	(1,236)
US ULTRA BOND CBT Mar26	18	3/23/2026	2,176,875	15,392
3M CORRA Futures Jun26	18	9/15/2026	3,150,184	340
LME ZINC FUTURE Mar26	18	3/17/2026	1,374,872	(1,019	)(a)
3MO EURO EURIBOR Sep27	17	9/13/2027	4,824,144	(4,341)
3 MONTH SOFR FUT Sep26	15	12/15/2026	3,632,625	1,050
3M CORRA Futures Mar26	15	6/16/2026	2,624,750	(397)
LME COPPER FUTURE Mar26	14	3/17/2026	3,915,842	126,543	(a)
SOYBEAN FUTURE Jan26	14	1/15/2026	796,425	43,344	(a)
MSCI EAFE Dec25	14	12/22/2025	1,973,230	21,764
Euro-OAT Future Dec25	14	12/9/2025	1,995,244	12,410
BRAZIL REAL FUT Jan26	14	12/31/2025	260,330	3,081

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2025 (Unaudited) (continued)

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
WTI CRUDE FUTURE Feb26	14	1/21/2026	$816,060	$(16,875	)(a)
FTSE Taiwan Index Dec25	13	12/31/2025	1,183,130	38,459
S&P/TSX 60 IX FUT Dec25	12	12/19/2025	3,163,042	148,495
GOLD 100 OZ FUTR Feb26	12	2/26/2026	5,105,880	143,644	(a)
3 MONTH SOFR FUT Sep27	12	12/15/2027	2,908,650	675
3MO EURO EURIBOR Jun27	12	6/15/2027	3,407,019	271
CAC40 10 EURO FUT Dec25	11	12/22/2025	1,037,088	20,628
US 10yr Ultra Fut Mar26	11	3/23/2026	1,278,234	2,031
3 MONTH SOFR FUT MAR28	11	6/21/2028	2,663,925	988
3 MONTH SOFR FUT Dec27	11	3/15/2028	2,665,163	600
EURO/JPY FUTURE Dec25	10	12/16/2025	1,449,300	51,849
ECX EMISSION Dec26	10	12/15/2026	991,183	25,875	(a)
EURO STOXX BANK Dec25	10	12/22/2025	141,357	2,305
ICE 3MTH SONIA FU Mar27	10	6/15/2027	3,197,928	777
3 MONTH SOFR FUT Mar27	10	6/15/2027	2,424,625	375
HANG SENG IDX FUT Dec25	10	12/31/2025	1,662,972	85
3MO EURO EURIBOR Sep28	10	9/19/2028	2,831,207	(3,242)
E-Mini Russ 2000 Dec25	9	12/22/2025	1,127,295	28,253
FTSE/JSE TOP 40 Dec25	9	12/19/2025	545,155	17,745
SOYBEAN OIL FUTR JAN26	9	1/15/2026	281,070	13,483	(a)
STOXX EUROPE 600 Dec25	9	12/22/2025	301,323	7,630
ICE 3MTH SONIA FU Dec26	9	3/16/2027	2,878,731	705
3M CORRA Futures Sep26	9	12/16/2026	1,574,528	309
ICE 3MTH SONIA FU Sep26	9	12/15/2026	2,878,285	255
ICE 3MTH SONIA FU Sep27	9	12/15/2027	2,875,753	185
EURO-BOBL FUTURE Dec25	9	12/9/2025	1,231,497	(6,275)
Low Su Gasoil G Jan26	9	1/13/2026	602,775	(38,839	)(a)
NY Harb ULSD Fut Jan26	9	1/2/2026	870,572	(43,466	)(a)
NIKKEI 225 (SGX) Dec25	8	12/12/2025	1,288,039	150,020
TOPIX INDX FUTR Dec25	8	12/12/2025	1,730,614	93,255
3M CORRA FUTURES DEC26	8	3/17/2027	1,398,579	724
ICE 3MTH SONIA FU Dec27	8	3/15/2028	2,555,166	(415)
ICE 3MTH SONIA FU MAR28	8	6/21/2028	2,554,107	(715)
3MO EURO EURIBOR Mar26	8	3/16/2026	2,273,318	(1,949)
SILVER FUTURE Mar26	7	3/30/2026	2,000,705	216,227	(a)
COFFEE ‘C’ FUTURE Mar26	7	3/20/2026	1,000,650	57,929	(a)
NIKKEI 225 MINI Dec25	7	12/12/2025	225,160	14,898
3 MONTH SOFR FUT Dec26	7	3/16/2027	1,696,713	225
3MO EURO EURIBOR Dec27	7	12/14/2027	1,985,296	(1,428)
PLATINUM FUTURE Jan26	6	1/29/2026	505,500	31,867	(a)
BRENT CRUDE FUTR Mar26	6	2/2/2026	371,820	7,587	(a)
BRENT CRUDE FUTR Feb26	6	12/31/2025	374,280	6,763	(a)
MINI TPX IDX FUT Dec25	6	12/12/2025	129,796	6,328

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2025 (Unaudited) (continued)

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
MSCI SING IX ETS Dec25	6	12/31/2025	$205,184	$1,577
IODEX IO FUT Feb26	6	3/2/2026	60,840	(5	)(a)
US DOLLAR FUT Dec25	6	12/16/2025	60,094	(50)
3M CORRA Futures Mar27	6	6/16/2027	1,048,022	(286)
Low Su Gasoil G Feb26	6	2/13/2026	396,300	(22,013	)(a)
NY Harb ULSD Fut Feb26	6	2/2/2026	571,738	(39,101	)(a)
NASDAQ 100 E-MINI Dec25	5	12/22/2025	2,548,200	58,435
COPPER FUTURE Mar26	5	3/30/2026	659,000	15,470	(a)
LME ALUMINUM FORWARD	5	2/18/2026	358,800	675	(a)
3MO EURO EURIBOR Jun28	5	6/20/2028	1,416,401	110
3MO EURO EURIBOR Jun26	5	6/15/2026	1,421,259	(4,230)
LIVE CATTLE FUTR Feb26	5	3/2/2026	435,700	(16,021	)(a)
DJIA MINI e-CBOT Dec25	4	12/22/2025	954,860	21,475
FTSE/MIB IDX FUT Dec25	4	12/22/2025	1,007,077	7,432
YEN DENOM NIKKEI Dec25	4	12/12/2025	643,059	1,821
3 MONTH SOFR FUT Sep28	4	12/20/2028	967,700	750
NEW ZEAL 3MO BILL Mar26	4	3/12/2026	2,279,750	(448)
GASOLINE RBOB FUT Feb26	4	2/2/2026	305,508	(12,256	)(a)
GASOLINE RBOB FUT Jan26	4	1/2/2026	306,012	(13,633	)(a)
SPI 200 FUTURES Dec25	4	12/19/2025	564,731	(17,868)
DAX INDEX FUTURE Dec25	3	12/22/2025	2,076,682	27,976
ECX EMISSION Dec25	3	12/16/2025	289,768	15,557	(a)
S&P MID 400 EMINI Dec25	3	12/22/2025	994,320	1,401
3 MONTH SOFR FUT Dec28	3	3/21/2029	725,400	513
CANOLA FUTR (WCE) Mar26	3	3/16/2026	28,508	313	(a)
IODEX IO FUT Mar26	3	4/1/2026	30,240	(155	)(a)
ICE 3MTH SONIA FU Mar26	3	6/16/2026	957,542	(198)
SOYBEAN MEAL FUTR May26	3	5/15/2026	98,880	(260	)(a)
3M CORRA Futures Jun27	3	9/15/2027	523,608	(280)
3MO EURO EURIBOR Mar28	3	3/14/2028	850,319	(524)
NEW ZEAL 3MO BILL Jun26	3	6/11/2026	1,709,393	(766)
LIVE CATTLE FUTR Jun26	3	7/1/2026	257,280	(6,900	)(a)
NY Harb ULSD Fut Mar26	3	3/2/2026	281,257	(14,763	)(a)
LME COPPER FORWARD	2	2/18/2026	559,966	17,054	(a)
COFF ROBUSTA 10tn Mar26	2	3/26/2026	88,260	2,490	(a)
LME ZINC FORWARD ($)	2	2/18/2026	153,431	2,254	(a)
SX5E Dividend Fut Dec26	2	12/21/2026	37,796	1,694
LEAN HOGS FUTURE Jun26	2	6/15/2026	77,400	1,450	(a)
SOYBEAN OIL FUTR MAR26	2	3/16/2026	63,060	1,314
STOXX EURO ESG-X Dec25	2	12/22/2025	49,072	1,139
SOYBEAN OIL FUTR Dec26	2	12/15/2026	62,448	1,026	(a)
SOYBEAN FUTURE May26	2	5/15/2026	115,525	650	(a)
LIVE CATTLE FUTR Aug26	2	9/1/2026	169,020	460	(a)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2025 (Unaudited) (continued)

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
AUDUSD Crncy Fut Dec25	2	12/16/2025	$131,060	$165
Micro, EUR/USD Dec25	2	12/16/2025	29,029	131
ICE 3MTH SONIA FU Sep28	2	12/20/2028	637,964	34
SOYBEAN OIL FUTR May26	2	5/15/2026	63,408	(90	)(a)
SET50 FUTURES Dec25	2	12/30/2025	10,276	(142)
FTSE KLCI FUTURE Dec25	2	1/2/2026	39,112	(242)
3MO EURO EURIBOR Dec26	2	12/14/2026	568,358	(319)
RAPESEED EURO May26	2	5/1/2026	55,539	(430	)(a)
NATURAL GAS FUTR Feb26	2	1/29/2026	88,360	(1,720	)(a)
CHF CURRENCY FUT Dec25	2	12/16/2025	311,800	(5,891)
COFFEE ‘C’ FUTURE May26	2	5/19/2026	273,000	(7,181	)(a)
GASOLINE RBOB FUT Mar26	2	3/2/2026	154,266	(7,266	)(a)
NIKKEI 225 (CME) Dec25	2	12/12/2025	502,450	(10,675)
LME TIN FORWARD SPOT	1	2/18/2026	196,088	12,053	(a)
LME TIN FORWARD SPOT	1	2/13/2026	196,030	10,255	(a)
PALLADIUM FUTURE Mar26	1	3/30/2026	150,630	5,960	(a)
COPPER FUTURE May26	1	5/28/2026	132,938	5,375	(a)
COFF ROBUSTA 10tn May26	1	5/26/2026	43,350	2,810	(a)
NATURAL GAS FUTR Jan26	1	12/30/2025	48,500	1,960	(a)
LME ZINC FORWARD ($)	1	2/25/2026	76,368	1,230	(a)
STOXX 600 BANK Dec25	1	12/22/2025	19,142	944
LME ZINC FORWARD ($)	1	2/23/2026	76,340	740	(a)
MICRO EMIN RUS2000Dec25	1	12/22/2025	12,526	229
IODEX IO FUT Dec25	1	1/2/2026	10,549	229	(a)
CANOLA FUTR (WCE) Jan26	1	1/15/2026	9,312	72	(a)
OAT FUTURE Mar26	1	3/16/2026	15,875	13	(a)
US 3YR NOTE (CBT) Mar26	1	4/1/2026	213,633	—
ICE 3MTH SONIA FU Dec28	1	3/21/2029	318,833	(97)
3MO EURO EURIBOR Dec28	1	12/19/2028	282,990	(102)
3MO EURO EURIBOR Mar27	1	3/15/2027	284,063	(131)
NATURAL GAS FUTR Oct26	1	9/29/2026	41,030	(260	)(a)
XAI Emini Industr Dec25	1	12/22/2025	154,970	(270)
MINI FTSE/MIB FUT Dec25	1	12/22/2025	50,354	(1,253)
SWEDISH KRONA FUT Dec25	1	12/16/2025	212,000	(3,863)
Low Su Gasoil G Mar26	1	3/13/2026	65,150	(4,450	)(a)
NORWEGIAN KRONE Dec25	1	12/16/2025	197,600	(6,490)
CATTLE FEEDER FUT Jan26	1	1/30/2026	161,988	(9,402	)(a)
NIKKEI 225 (OSE) Dec25	1	12/12/2025	321,658	(13,668)
				$2,072,441

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2025 (Unaudited) (continued)

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
SHORT CONTRACTS
NATURAL GAS FUTR Mar26	(1)	2/26/2026	$(38,230)	$3,690	(a)
FCOJ-A FUTURE Jan26	(1)	1/12/2026	(23,408)	3,300	(a)
MILK FUTURE Jan26	(1)	2/4/2026	(30,360)	1,240	(a)
SUGAR #11 (WORLD) Oct26	(1)	10/1/2026	(16,778)	874	(a)
LME NICKEL FORWARD	(1)	2/18/2026	(88,832)	499	(a)
CRUDE PALM OIL FU Jan26	(1)	1/16/2026	(24,845)	125	(a)
LME LEAD FORWARD	(1)	2/26/2026	(49,463)	125	(a)
WHEAT FUTURE(CBT) Jul26	(1)	7/15/2026	(27,750)	75	(a)
MINI H-SHR IDX FU Dec25	(1)	12/31/2025	(11,730)	(15)
Brent Fin Last Da Feb26	(1)	12/31/2025	(62,380)	(320	)(a)
CORN FUTURE Dec26	(1)	12/15/2026	(23,413)	(388	)(a)
GASOLINE RBOB FUT Apr26	(1)	4/1/2026	(85,453)	(416	)(a)
BRENT CRUDE FUTR Feb26	(1)	12/31/2025	(62,380)	(630	)(a)
YELLOW MAIZE-SAF Mar26	(1)	3/25/2026	(21,777)	(745	)(a)
LME ZINC FORWARD ($)	(1)	3/2/2026	(76,388)	(863	)(a)
LME ZINC FORWARD ($)	(1)	2/27/2026	(76,382)	(1,182	)(a)
LIVE CATTLE FUTR APR26	(1)	5/1/2026	(87,820)	(5,200	)(a)
COCOA FUTURE May26	(2)	5/14/2026	(110,220)	14,240	(a)
JPN 10Y BOND(OSE) Dec25	(2)	12/16/2025	(1,729,974)	7,102
WTI CRUDE FUTURE Feb26	(2)	1/20/2026	(116,580)	2,630	(a)
WTI CRUDE FUTURE Dec26	(2)	11/23/2026	(116,100)	2,600	(a)
WTI CRUDE FUTURE Apr26	(2)	3/23/2026	(116,000)	1,000	(a)
BRENT CRUDE FUTR Apr26	(2)	3/2/2026	(123,460)	940	(a)
90-DAY BANK BILL Jun27	(2)	6/11/2027	(1,297,166)	757
90-DAY BANK BILL Mar27	(2)	3/12/2027	(1,297,293)	694
LME LEAD FORWARD	(2)	2/18/2026	(98,814)	535	(a)
MILL WHEAT EURO Sep26	(2)	9/11/2026	(22,970)	533	(a)
90-DAY BANK BILL Sep27	(2)	9/10/2027	(1,297,071)	458
MIAX Red Wheat FutMay26	(2)	5/15/2026	(58,525)	363	(a)
MAIZE FUT Mar26	(2)	3/6/2026	(21,752)	(205	)(a)
Emini S&P ReEstateDec25	(2)	12/22/2025	(101,875)	(275)
Low Su Gasoil G Apr26	(2)	4/13/2026	(128,500)	(1,250	)(a)
CORN FUTURE Mar26	(2)	3/16/2026	(44,775)	(3,652)
COCOA FUTURE - IC Jul26	(3)	7/17/2026	(162,658)	6,515	(a)
SUGAR #11 (WORLD) Jul26	(3)	7/1/2026	(49,325)	4,155	(a)
ROUGH RICE (CBOT) Jan26	(3)	1/15/2026	(60,450)	2,130	(a)
1 MONTH SOFR FUT Apr26	(3)	5/1/2026	(1,205,471)	83
3MO EURO EURIBOR Sep26	(3)	9/14/2026	(852,755)	(85)
WTI CRUDE FUTURE Jan26	(3)	12/22/2025	(175,650)	(924	)(a)
LEAN HOGS FUTURE Apr26	(3)	4/16/2026	(101,880)	(2,330	)(a)
COCOA FUTURE - IC May26	(4)	5/14/2026	(216,136)	6,499	(a)
KC HRW WHEAT FUT May26	(4)	5/15/2026	(107,800)	2,000	(a)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2025 (Unaudited) (continued)

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
CRUDE PALM OIL FU Mar26	(4)	3/16/2026	$(99,765)	$829	(a)
RAPESEED EURO Feb26	(4)	2/2/2026	(112,123)	(477	)(a)
WHITE MAIZE-SAF Mar26	(4)	3/25/2026	(88,980)	(3,084	)(a)
DOLLAR INDEX Dec25	(4)	12/16/2025	(397,632)	(8,239)
UK Natural Gas FutJan26	(5)	12/31/2025	(154,477)	14,402	(a)
UK Natural Gas FutFeb26	(5)	1/30/2026	(139,249)	10,141	(a)
COTTON NO.2 FUTR May26	(5)	5/7/2026	(164,800)	4,460	(a)
90-DAY BANK BILL Sep26	(5)	9/11/2026	(3,244,024)	1,767
BRENT CRUDE FUTR Feb26	(5)	12/31/2025	(311,900)	(4,180	)(a)
COCOA FUTURE - IC Mar26	(6)	3/17/2026	(323,172)	26,226	(a)
90-DAY BANK BILL DEC26	(6)	12/11/2026	(3,892,353)	2,177
SOYBEAN MEAL FUTR Jan26	(6)	1/15/2026	(191,220)	(19,850	)(a)
AUST 10Y BOND FUT Dec25	(6)	12/16/2025	(439,104)	(33,640)
CRUDE PALM OIL FU Feb26	(7)	2/17/2026	(174,250)	396	(a)
CORN FUTURE Jul26	(7)	7/15/2026	(161,438)	(238	)(a)
COCOA FUTURE Mar26	(8)	3/17/2026	(440,320)	14,147	(a)
KC HRW WHEAT FUT Mar26	(8)	3/16/2026	(211,000)	6,882	(a)
3MO EURO EURIBOR Mar26	(8)	3/16/2026	(2,273,318)	697
LME LEAD FUTURE Mar26	(9)	3/17/2026	(446,929)	4,637	(a)
WHEAT FUTURE(CBT) May26	(9)	5/15/2026	(246,038)	4,300	(a)
MIAX Red Wheat FutMar26	(9)	3/16/2026	(260,100)	3,000	(a)
LEAN HOGS FUTURE Feb26	(9)	2/16/2026	(291,600)	(7,717	)(a)
WHITE SUGAR (ICE) May26	(9)	4/16/2026	(193,860)	(9,975	)(a)
LME NICKEL FUTURE Mar26	(10)	3/17/2026	(891,694)	13,680	(a)
TTF NAT GAS F Jan26	(10)	12/31/2025	(248,722)	13,412	(a)
BP CURRENCY FUT Dec25	(12)	12/16/2025	(992,625)	(8,246)
CORN FUTURE MAY26	(13)	5/15/2026	(296,238)	(3,225	)(a)
WTI CRUDE FUTURE Mar26	(13)	2/23/2026	(755,170)	(4,960	)(a)
EURO-BUXL 30Y BND Dec25	(14)	12/9/2025	(1,848,260)	13,450
MILL WHEAT EURO May26	(14)	5/12/2026	(155,510)	6,584	(a)
3 MONTH SOFR FUT Jun26	(17)	9/15/2026	(4,109,538)	(1,713)
INR/USD Dec25	(18)	12/30/2025	(401,832)	2,810
90-DAY BANK BILL Mar26	(20)	3/12/2026	(12,978,632)	4,508
WHEAT FUTURE(CBT) MAR26	(21)	3/16/2026	(565,425)	3,871	(a)
WHITE SUGAR (ICE) Mar26	(22)	2/17/2026	(479,050)	(14,830	)(a)
SUGAR #11 (WORLD) Mar26	(26)	3/2/2026	(442,915)	(22,441	)(a)
MILL WHEAT EURO Mar26	(41)	3/11/2026	(447,100)	16,473	(a)
10YR MINI JGB FUT Dec25	(48)	12/15/2025	(4,150,094)	31,051
90-DAY BANK BILL Jun26	(51)	6/11/2026	(33,092,276)	13,237
NEW ZEALAND $ FUT Dec25	(52)	12/16/2025	(2,986,100)	(15,696)
COTTON NO.2 FUTR Mar26	(56)	3/10/2026	(1,811,880)	43,403	(a)
SUGAR #11 (WORLD) May26	(58)	5/1/2026	(956,861)	(32,816	)(a)
3 MONTH SOFR FUT Mar26	(68)	6/16/2026	(16,396,500)	(3,861)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES

November 30, 2025 (Unaudited) (continued)

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
C$ CURRENCY FUT Dec25	(69)	12/17/2025	$(4,942,125)	$5,013
JPN YEN CURR FUT Dec25	(88)	12/16/2025	(7,051,550)	264,493
AUST 3YR BOND FUT Dec25	(94)	12/16/2025	(6,517,209)	18,532
EURO-SCHATZ FUT Dec25	(97)	12/9/2025	(12,037,790)	2,325
				$396,397

(a)	Holding of the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	AUD	USD	AUD	(1,325,708)	869,397	12/15/2025	$5,837
Deutsche Bank AG	AUD	AUD	USD	400,000	(262,319)	12/15/2025	4,080
Deutsche Bank AG	AUD	AUD	USD	1,800,000	(1,180,436)	12/15/2025	3,576
Deutsche Bank AG	AUD	AUD	USD	1,600,000	(1,049,277)	12/15/2025	3,179
Deutsche Bank AG	AUD	AUD	USD	1,600,000	(1,049,277)	12/15/2025	3,179
Deutsche Bank AG	AUD	USD	AUD	(499,216)	327,385	12/15/2025	2,704
Deutsche Bank AG	AUD	AUD	USD	200,000	(131,160)	12/15/2025	1,815
Deutsche Bank AG	AUD	AUD	USD	200,000	(131,160)	12/15/2025	1,575
Deutsche Bank AG	AUD	AUD	USD	200,000	(131,160)	12/15/2025	1,575
Deutsche Bank AG	AUD	AUD	USD	400,000	(262,319)	12/15/2025	1,464
Deutsche Bank AG	AUD	AUD	USD	100,000	(65,580)	12/15/2025	858
Deutsche Bank AG	AUD	AUD	USD	100,000	(65,580)	12/15/2025	253
Deutsche Bank AG	AUD	USD	AUD	(200,000)	131,160	12/15/2025	(339)
Deutsche Bank AG	AUD	USD	AUD	(400,000)	262,319	12/15/2025	(899)
Deutsche Bank AG	AUD	USD	AUD	(200,000)	131,160	12/15/2025	(1,046)
Deutsche Bank AG	AUD	USD	AUD	(600,000)	393,479	12/15/2025	(3,044)
Deutsche Bank AG	AUD	AUD	USD	1,100,000	(721,378)	12/15/2025	(3,519)
Deutsche Bank AG	AUD	USD	AUD	(1,000,000)	655,798	12/15/2025	(4,849)
Societe Generale SA	AUD	AUD	USD	50,000	(32,790)	12/17/2025	262
Societe Generale SA	AUD	AUD	USD	50,000	(32,790)	12/17/2025	139
Societe Generale SA	AUD	AUD	USD	50,000	(32,790)	12/17/2025	120
Societe Generale SA	AUD	AUD	USD	50,000	(32,790)	12/17/2025	115
Societe Generale SA	AUD	AUD	USD	50,000	(32,790)	12/17/2025	82
Societe Generale SA	AUD	AUD	USD	50,000	(32,790)	12/17/2025	51
Societe Generale SA	AUD	AUD	USD	25,000	(16,395)	12/17/2025	29
Societe Generale SA	AUD	AUD	USD	25,000	(16,395)	12/17/2025	28
Societe Generale SA	AUD	USD	AUD	(25,000)	16,395	12/17/2025	(50)
Societe Generale SA	AUD	USD	AUD	(25,000)	16,395	12/17/2025	(50)
Societe Generale SA	AUD	USD	AUD	(25,000)	16,395	12/17/2025	(91)
Societe Generale SA	AUD	USD	AUD	(25,000)	16,395	12/17/2025	(96)
Societe Generale SA	AUD	USD	AUD	(25,000)	16,395	12/17/2025	(233)
Societe Generale SA	AUD	USD	AUD	(25,000)	16,395	12/17/2025	(234)
Societe Generale SA	AUD	USD	AUD	(25,000)	16,395	12/17/2025	(239)
Societe Generale SA	AUD	USD	AUD	(25,000)	16,395	12/17/2025	(240)
Societe Generale SA	AUD	USD	AUD	(25,000)	16,395	12/17/2025	(253)
Societe Generale SA	AUD	USD	AUD	(25,000)	16,395	12/17/2025	(254)
Societe Generale SA	AUD	USD	AUD	(50,000)	32,790	12/17/2025	(292)
Societe Generale SA	AUD	USD	AUD	(50,000)	32,790	12/17/2025	(318)
Societe Generale SA	AUD	USD	AUD	(50,000)	32,790	12/17/2025	(450)
Citgroup Global Markets Inc	BRL	BRL	USD	147,578	(27,620)	12/17/2025	1,212
Citgroup Global Markets Inc	BRL	BRL	USD	116,325	(21,771)	12/17/2025	920
Citgroup Global Markets Inc	BRL	BRL	USD	147,579	(27,620)	12/17/2025	815

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	BRL	BRL	USD	74,418	(13,928)	12/17/2025	$537
Citgroup Global Markets Inc	BRL	BRL	USD	74,950	(14,027)	12/17/2025	535
Citgroup Global Markets Inc	BRL	BRL	USD	74,950	(14,027)	12/17/2025	534
Citgroup Global Markets Inc	BRL	BRL	USD	70,838	(13,258)	12/17/2025	492
Citgroup Global Markets Inc	BRL	BRL	USD	147,570	(27,618)	3/18/2026	348
Citgroup Global Markets Inc	BRL	BRL	USD	40,462	(7,573)	12/17/2025	320
Citgroup Global Markets Inc	BRL	BRL	USD	39,668	(7,424)	12/17/2025	289
Citgroup Global Markets Inc	BRL	BRL	USD	39,670	(7,424)	12/17/2025	286
Citgroup Global Markets Inc	BRL	BRL	USD	39,356	(7,366)	12/17/2025	266
Citgroup Global Markets Inc	BRL	BRL	USD	39,356	(7,366)	12/17/2025	265
Citgroup Global Markets Inc	BRL	BRL	USD	39,350	(7,365)	12/17/2025	265
Citgroup Global Markets Inc	BRL	BRL	USD	88,625	(16,587)	3/18/2026	171
Citgroup Global Markets Inc	BRL	BRL	USD	18,500	(3,462)	12/17/2025	136
Citgroup Global Markets Inc	BRL	BRL	USD	14,000	(2,620)	12/17/2025	114
Citgroup Global Markets Inc	BRL	BRL	USD	56,680	(10,608)	3/18/2026	113
Citgroup Global Markets Inc	BRL	BRL	USD	30,000	(5,615)	12/17/2025	86
Citgroup Global Markets Inc	BRL	BRL	USD	13,000	(2,433)	12/17/2025	83
Citgroup Global Markets Inc	BRL	BRL	USD	10,000	(1,872)	12/17/2025	80
Citgroup Global Markets Inc	BRL	BRL	USD	14,500	(2,714)	12/17/2025	74
Citgroup Global Markets Inc	BRL	BRL	USD	9,500	(1,778)	12/17/2025	62
Citgroup Global Markets Inc	BRL	BRL	USD	12,000	(2,246)	12/17/2025	61
Citgroup Global Markets Inc	BRL	BRL	USD	15,000	(2,807)	12/17/2025	38

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	BRL	BRL	USD	13,500	(2,527)	12/17/2025	$36
Citgroup Global Markets Inc	BRL	BRL	USD	12,000	(2,246)	12/17/2025	33
Citgroup Global Markets Inc	BRL	BRL	USD	4,500	(842)	12/17/2025	32
Citgroup Global Markets Inc	BRL	BRL	USD	5,500	(1,029)	12/17/2025	31
Citgroup Global Markets Inc	BRL	BRL	USD	6,500	(1,216)	12/17/2025	20
Citgroup Global Markets Inc	BRL	BRL	USD	6,000	(1,123)	12/17/2025	18
Citgroup Global Markets Inc	BRL	BRL	USD	5,500	(1,029)	12/17/2025	17
Citgroup Global Markets Inc	BRL	BRL	USD	4,500	(842)	12/17/2025	15
Citgroup Global Markets Inc	BRL	BRL	USD	6,000	(1,123)	12/17/2025	9
Citgroup Global Markets Inc	BRL	BRL	USD	1,000	(187)	12/17/2025	7
Citgroup Global Markets Inc	BRL	BRL	USD	3,500	(655)	12/17/2025	6
Citgroup Global Markets Inc	BRL	BRL	USD	1,000	(187)	12/17/2025	2
Citgroup Global Markets Inc	BRL	BRL	USD	500	(94)	12/17/2025	1
Citgroup Global Markets Inc	BRL	BRL	USD	500	(94)	12/17/2025	1
Citgroup Global Markets Inc	BRL	BRL	USD	500	(94)	12/17/2025	—
Citgroup Global Markets Inc	BRL	BRL	USD	19,500	(3,649)	12/17/2025	(14)
Citgroup Global Markets Inc	BRL	USD	BRL	(56,680)	10,608	12/17/2025	(115)
Citgroup Global Markets Inc	BRL	USD	BRL	(88,625)	16,587	12/17/2025	(174)
Citgroup Global Markets Inc	BRL	USD	BRL	(147,570)	27,618	12/17/2025	(355)
Deutsche Bank AG	BRL	BRL	USD	541,795	(101,399)	12/2/2025	1,492
Deutsche Bank AG	BRL	BRL	USD	542,049	(101,447)	1/5/2026	694
Deutsche Bank AG	BRL	USD	BRL	(538,051)	100,698	12/2/2025	(791)
JP Morgan Securities LLC	BRL	BRL	USD	147,578	(27,620)	12/17/2025	1,212

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	BRL	BRL	USD	116,324	(21,770)	12/17/2025	$920
JP Morgan Securities LLC	BRL	BRL	USD	147,579	(27,620)	12/17/2025	815
JP Morgan Securities LLC	BRL	BRL	USD	74,418	(13,928)	12/17/2025	537
JP Morgan Securities LLC	BRL	BRL	USD	74,950	(14,027)	12/17/2025	535
JP Morgan Securities LLC	BRL	BRL	USD	74,950	(14,027)	12/17/2025	534
JP Morgan Securities LLC	BRL	BRL	USD	70,838	(13,258)	12/17/2025	492
JP Morgan Securities LLC	BRL	BRL	USD	147,571	(27,618)	3/18/2026	349
JP Morgan Securities LLC	BRL	BRL	USD	40,462	(7,573)	12/17/2025	320
JP Morgan Securities LLC	BRL	BRL	USD	39,671	(7,425)	12/17/2025	289
JP Morgan Securities LLC	BRL	BRL	USD	39,668	(7,424)	12/17/2025	286
JP Morgan Securities LLC	BRL	BRL	USD	39,356	(7,366)	12/17/2025	266
JP Morgan Securities LLC	BRL	BRL	USD	39,350	(7,365)	12/17/2025	265
JP Morgan Securities LLC	BRL	BRL	USD	39,356	(7,366)	12/17/2025	265
JP Morgan Securities LLC	BRL	BRL	USD	88,624	(16,586)	3/18/2026	171
JP Morgan Securities LLC	BRL	BRL	USD	18,500	(3,462)	12/17/2025	136
JP Morgan Securities LLC	BRL	BRL	USD	14,000	(2,620)	12/17/2025	114
JP Morgan Securities LLC	BRL	BRL	USD	56,680	(10,608)	3/18/2026	113
JP Morgan Securities LLC	BRL	BRL	USD	30,000	(5,615)	12/17/2025	86
JP Morgan Securities LLC	BRL	BRL	USD	13,000	(2,433)	12/17/2025	83
JP Morgan Securities LLC	BRL	BRL	USD	10,000	(1,872)	12/17/2025	80
JP Morgan Securities LLC	BRL	BRL	USD	14,500	(2,714)	12/17/2025	74
JP Morgan Securities LLC	BRL	BRL	USD	9,500	(1,778)	12/17/2025	62

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	BRL	BRL	USD	12,000	(2,246)	12/17/2025	$61
JP Morgan Securities LLC	BRL	BRL	USD	15,000	(2,807)	12/17/2025	38
JP Morgan Securities LLC	BRL	BRL	USD	13,500	(2,527)	12/17/2025	36
JP Morgan Securities LLC	BRL	BRL	USD	12,000	(2,246)	12/17/2025	33
JP Morgan Securities LLC	BRL	BRL	USD	4,500	(842)	12/17/2025	32
JP Morgan Securities LLC	BRL	BRL	USD	5,500	(1,029)	12/17/2025	31
JP Morgan Securities LLC	BRL	BRL	USD	6,500	(1,216)	12/17/2025	20
JP Morgan Securities LLC	BRL	BRL	USD	6,000	(1,123)	12/17/2025	18
JP Morgan Securities LLC	BRL	BRL	USD	5,500	(1,029)	12/17/2025	17
JP Morgan Securities LLC	BRL	BRL	USD	4,500	(842)	12/17/2025	15
JP Morgan Securities LLC	BRL	BRL	USD	6,000	(1,123)	12/17/2025	9
JP Morgan Securities LLC	BRL	BRL	USD	1,000	(187)	12/17/2025	7
JP Morgan Securities LLC	BRL	BRL	USD	3,500	(655)	12/17/2025	6
JP Morgan Securities LLC	BRL	BRL	USD	1,000	(187)	12/17/2025	2
JP Morgan Securities LLC	BRL	BRL	USD	500	(94)	12/17/2025	1
JP Morgan Securities LLC	BRL	BRL	USD	500	(94)	12/17/2025	1
JP Morgan Securities LLC	BRL	BRL	USD	500	(94)	12/17/2025	—
JP Morgan Securities LLC	BRL	BRL	USD	19,500	(3,649)	12/17/2025	(14)
JP Morgan Securities LLC	BRL	USD	BRL	(56,680)	10,608	12/17/2025	(115)
JP Morgan Securities LLC	BRL	USD	BRL	(88,624)	16,586	12/17/2025	(174)
JP Morgan Securities LLC	BRL	USD	BRL	(147,571)	27,618	12/17/2025	(355)
Societe Generale SA	BRL	BRL	USD	4,347,712	(813,691)	12/2/2025	14,434
Societe Generale SA	BRL	BRL	USD	2,155,044	(403,325)	12/1/2025	3,695

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	BRL	BRL	USD	2,314,125	(433,097)	2/3/2026	$2,015
Societe Generale SA	BRL	BRL	USD	1,363,700	(255,222)	2/3/2026	1,638
Societe Generale SA	BRL	USD	BRL	(530,128)	99,215	12/1/2025	693
Societe Generale SA	BRL	BRL	USD	135,726	(25,402)	12/2/2025	425
Societe Generale SA	BRL	BRL	USD	135,712	(25,399)	12/2/2025	422
Societe Generale SA	BRL	BRL	USD	135,489	(25,357)	12/2/2025	380
Societe Generale SA	BRL	BRL	USD	135,442	(25,348)	12/2/2025	372
Societe Generale SA	BRL	BRL	USD	539,413	(100,953)	1/2/2026	275
Societe Generale SA	BRL	USD	BRL	(532,503)	99,660	12/1/2025	249
Societe Generale SA	BRL	BRL	USD	136,163	(25,483)	2/3/2026	126
Societe Generale SA	BRL	USD	BRL	(533,519)	99,850	12/1/2025	58
Societe Generale SA	BRL	USD	BRL	(48,128)	9,007	12/2/2025	(68)
Societe Generale SA	BRL	BRL	USD	537,571	(100,608)	1/2/2026	(68)
Societe Generale SA	BRL	USD	BRL	(134,165)	25,109	12/2/2025	(133)
Societe Generale SA	BRL	BRL	USD	536,544	(100,416)	1/2/2026	(259)
Societe Generale SA	BRL	USD	BRL	(535,327)	100,188	12/1/2025	(280)
Societe Generale SA	BRL	BRL	USD	534,146	(99,967)	1/2/2026	(704)
Societe Generale SA	BRL	USD	BRL	(541,898)	101,418	12/2/2025	(1,512)
Societe Generale SA	BRL	USD	BRL	(541,929)	101,424	12/2/2025	(1,518)
Societe Generale SA	BRL	USD	BRL	(1,343,750)	251,488	12/2/2025	(1,720)
Societe Generale SA	BRL	USD	BRL	(2,280,210)	426,750	12/2/2025	(2,144)
Deutsche Bank AG	CAD	CAD	USD	1,000,000	(717,334)	12/15/2025	2,210
Deutsche Bank AG	CAD	USD	CAD	(1,624,886)	1,165,587	12/15/2025	1,851
Deutsche Bank AG	CAD	CAD	USD	405,389	(290,799)	12/15/2025	1,574
Deutsche Bank AG	CAD	CAD	USD	200,000	(143,467)	12/15/2025	1,260
Deutsche Bank AG	CAD	CAD	USD	203,437	(145,932)	12/15/2025	1,171
Deutsche Bank AG	CAD	CAD	USD	203,416	(145,918)	12/15/2025	700
Deutsche Bank AG	CAD	CAD	USD	100,000	(71,733)	12/15/2025	334
Deutsche Bank AG	CAD	CAD	USD	100,000	(71,733)	12/15/2025	196
Deutsche Bank AG	CAD	USD	CAD	(100,000)	71,733	12/15/2025	(291)
Deutsche Bank AG	CAD	USD	CAD	(100,000)	71,733	12/15/2025	(556)
Deutsche Bank AG	CAD	USD	CAD	(203,362)	145,878	12/15/2025	(596)
Deutsche Bank AG	CAD	USD	CAD	(1,800,000)	1,291,202	12/15/2025	(5,320)
Deutsche Bank AG	CAD	USD	CAD	(1,470,854)	1,055,094	12/15/2025	(8,581)
Societe Generale SA	CAD	CAD	USD	70,195	(50,353)	12/17/2025	271
Societe Generale SA	CAD	CAD	USD	70,162	(50,329)	12/17/2025	247
Societe Generale SA	CAD	CAD	USD	70,059	(50,256)	12/17/2025	174
Societe Generale SA	CAD	CAD	USD	70,038	(50,241)	12/17/2025	159
Societe Generale SA	CAD	CAD	USD	35,065	(25,153)	12/17/2025	112
Societe Generale SA	CAD	CAD	USD	35,065	(25,153)	12/17/2025	112
Societe Generale SA	CAD	CAD	USD	34,979	(25,091)	12/17/2025	51
Societe Generale SA	CAD	CAD	USD	34,978	(25,091)	12/17/2025	50
Societe Generale SA	CAD	USD	CAD	(104,869)	75,226	12/17/2025	(104)
Societe Generale SA	CAD	USD	CAD	(35,102)	25,180	12/17/2025	(139)
Societe Generale SA	CAD	USD	CAD	(35,104)	25,181	12/17/2025	(140)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	CAD	USD	CAD	(104,944)	75,280	12/17/2025	$(158)
Societe Generale SA	CAD	USD	CAD	(35,243)	25,281	12/17/2025	(240)
Societe Generale SA	CAD	USD	CAD	(35,245)	25,282	12/17/2025	(241)
Societe Generale SA	CAD	USD	CAD	(209,844)	150,528	12/17/2025	(283)
Societe Generale SA	CAD	USD	CAD	(244,753)	175,570	12/17/2025	(284)
Societe Generale SA	CAD	USD	CAD	(70,284)	50,417	12/17/2025	(335)
Societe Generale SA	CAD	USD	CAD	(209,999)	150,640	12/17/2025	(395)
Societe Generale SA	CAD	USD	CAD	(70,373)	50,481	12/17/2025	(399)
Societe Generale SA	CAD	USD	CAD	(244,946)	175,708	12/17/2025	(422)
Societe Generale SA	CAD	USD	CAD	(210,074)	150,693	12/17/2025	(448)
Societe Generale SA	CAD	USD	CAD	(245,054)	175,785	12/17/2025	(499)
Societe Generale SA	CAD	USD	CAD	(279,981)	200,840	12/17/2025	(513)
Societe Generale SA	CAD	USD	CAD	(245,080)	175,805	12/17/2025	(519)
Deutsche Bank AG	CHF	CHF	USD	115,578	(143,941)	12/15/2025	373
Deutsche Bank AG	CHF	USD	CHF	(125,000)	155,676	12/15/2025	(41)
Deutsche Bank AG	CHF	USD	CHF	(125,000)	155,676	12/15/2025	(534)
Deutsche Bank AG	CHF	USD	CHF	(125,000)	155,676	12/15/2025	(546)
Deutsche Bank AG	CHF	USD	CHF	(125,000)	155,676	12/15/2025	(1,142)
Deutsche Bank AG	CHF	CHF	USD	130,260	(162,227)	12/15/2025	(2,311)
Deutsche Bank AG	CHF	CHF	USD	125,000	(155,676)	12/15/2025	(2,710)
Deutsche Bank AG	CHF	CHF	USD	625,000	(778,380)	12/15/2025	(8,562)
Deutsche Bank AG	CHF	CHF	USD	500,000	(622,704)	12/15/2025	(8,872)
Deutsche Bank AG	CHF	CHF	USD	1,729,584	(2,154,037)	12/15/2025	(30,697)
Societe Generale SA	CHF	USD	CHF	(40,091)	49,929	12/17/2025	(19)
Societe Generale SA	CHF	USD	CHF	(23,237)	28,939	12/17/2025	(22)
Societe Generale SA	CHF	USD	CHF	(23,238)	28,941	12/17/2025	(23)
Societe Generale SA	CHF	USD	CHF	(46,553)	57,977	12/17/2025	(27)
Societe Generale SA	CHF	USD	CHF	(20,061)	24,984	12/17/2025	(29)
Societe Generale SA	CHF	USD	CHF	(20,072)	24,997	12/17/2025	(43)
Societe Generale SA	CHF	USD	CHF	(23,260)	28,968	12/17/2025	(56)
Societe Generale SA	CHF	USD	CHF	(23,261)	28,969	12/17/2025	(57)
Societe Generale SA	CHF	USD	CHF	(20,084)	25,013	12/17/2025	(58)
Societe Generale SA	CHF	USD	CHF	(23,298)	29,016	12/17/2025	(59)
Societe Generale SA	CHF	USD	CHF	(20,085)	25,015	12/17/2025	(60)
Societe Generale SA	CHF	USD	CHF	(23,301)	29,019	12/17/2025	(62)
Societe Generale SA	CHF	USD	CHF	(23,186)	28,876	12/17/2025	(66)
Societe Generale SA	CHF	USD	CHF	(23,306)	29,025	12/17/2025	(68)
Societe Generale SA	CHF	USD	CHF	(23,189)	28,880	12/17/2025	(70)
Societe Generale SA	CHF	USD	CHF	(23,308)	29,028	12/17/2025	(71)
Societe Generale SA	CHF	USD	CHF	(23,308)	29,029	12/17/2025	(72)
Societe Generale SA	CHF	USD	CHF	(40,133)	49,982	12/17/2025	(72)
Societe Generale SA	CHF	USD	CHF	(23,313)	29,034	12/17/2025	(77)
Societe Generale SA	CHF	USD	CHF	(20,103)	25,036	12/17/2025	(81)
Societe Generale SA	CHF	USD	CHF	(20,104)	25,038	12/17/2025	(83)
Societe Generale SA	CHF	USD	CHF	(23,208)	28,904	12/17/2025	(94)
Societe Generale SA	CHF	USD	CHF	(23,209)	28,905	12/17/2025	(96)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	CHF	USD	CHF	(23,277)	28,989	12/17/2025	$(104)
Societe Generale SA	CHF	USD	CHF	(23,335)	29,061	12/17/2025	(105)
Societe Generale SA	CHF	USD	CHF	(23,279)	28,991	12/17/2025	(106)
Societe Generale SA	CHF	USD	CHF	(23,339)	29,067	12/17/2025	(110)
Societe Generale SA	CHF	USD	CHF	(23,198)	28,891	12/17/2025	(115)
Societe Generale SA	CHF	USD	CHF	(23,198)	28,891	12/17/2025	(116)
Societe Generale SA	CHF	USD	CHF	(23,208)	28,903	12/17/2025	(128)
Societe Generale SA	CHF	USD	CHF	(23,209)	28,905	12/17/2025	(129)
Societe Generale SA	CHF	USD	CHF	(23,230)	28,930	12/17/2025	(135)
Societe Generale SA	CHF	USD	CHF	(23,231)	28,932	12/17/2025	(137)
Societe Generale SA	CHF	USD	CHF	(20,151)	25,096	12/17/2025	(141)
Societe Generale SA	CHF	USD	CHF	(20,152)	25,097	12/17/2025	(142)
Societe Generale SA	CHF	CHF	USD	19,917	(24,805)	12/17/2025	(150)
Societe Generale SA	CHF	CHF	USD	19,917	(24,805)	12/17/2025	(150)
Societe Generale SA	CHF	USD	CHF	(20,165)	25,113	12/17/2025	(158)
Societe Generale SA	CHF	CHF	USD	23,048	(28,704)	12/17/2025	(159)
Societe Generale SA	CHF	CHF	USD	23,052	(28,710)	12/17/2025	(159)
Societe Generale SA	CHF	USD	CHF	(20,165)	25,114	12/17/2025	(159)
Societe Generale SA	CHF	USD	CHF	(23,323)	29,046	12/17/2025	(161)
Societe Generale SA	CHF	USD	CHF	(23,324)	29,048	12/17/2025	(163)
Societe Generale SA	CHF	USD	CHF	(40,221)	50,092	12/17/2025	(182)
Societe Generale SA	CHF	USD	CHF	(20,201)	25,158	12/17/2025	(203)
Societe Generale SA	CHF	USD	CHF	(20,201)	25,158	12/17/2025	(203)
Societe Generale SA	CHF	CHF	USD	23,053	(28,710)	12/17/2025	(243)
Societe Generale SA	CHF	CHF	USD	23,056	(28,715)	12/17/2025	(243)
Societe Generale SA	CHF	CHF	USD	19,832	(24,699)	12/17/2025	(257)
Societe Generale SA	CHF	CHF	USD	19,827	(24,692)	12/17/2025	(263)
Societe Generale SA	CHF	CHF	USD	19,822	(24,687)	12/17/2025	(269)
Societe Generale SA	CHF	CHF	USD	19,822	(24,686)	12/17/2025	(270)
Societe Generale SA	CHF	CHF	USD	23,014	(28,662)	12/17/2025	(272)
Societe Generale SA	CHF	CHF	USD	23,017	(28,665)	12/17/2025	(272)
Societe Generale SA	CHF	CHF	USD	23,001	(28,646)	12/17/2025	(272)
Societe Generale SA	CHF	CHF	USD	23,013	(28,660)	12/17/2025	(272)
Societe Generale SA	CHF	CHF	USD	23,004	(28,649)	12/17/2025	(272)
Societe Generale SA	CHF	CHF	USD	23,011	(28,658)	12/17/2025	(272)
Societe Generale SA	CHF	CHF	USD	19,800	(24,659)	12/17/2025	(296)
Societe Generale SA	CHF	CHF	USD	19,800	(24,659)	12/17/2025	(297)
Societe Generale SA	CHF	CHF	USD	22,938	(28,567)	12/17/2025	(368)
Societe Generale SA	CHF	CHF	USD	22,921	(28,545)	12/17/2025	(368)
Societe Generale SA	CHF	CHF	USD	22,928	(28,554)	12/17/2025	(368)
Societe Generale SA	CHF	CHF	USD	22,979	(28,619)	12/17/2025	(369)
Societe Generale SA	CHF	CHF	USD	22,976	(28,615)	12/17/2025	(369)
Societe Generale SA	CHF	CHF	USD	22,979	(28,618)	12/17/2025	(369)
Societe Generale SA	CHF	CHF	USD	39,479	(49,167)	12/17/2025	(744)
Societe Generale SA	CHF	CHF	USD	46,119	(57,437)	12/17/2025	(816)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	$67
Citgroup Global Markets Inc	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	66
Citgroup Global Markets Inc	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	65
Citgroup Global Markets Inc	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	63
Citgroup Global Markets Inc	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	62
Citgroup Global Markets Inc	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	60
Citgroup Global Markets Inc	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	59
Citgroup Global Markets Inc	CLP	CLP	USD	1,340,000	(1,443)	12/17/2025	58
Citgroup Global Markets Inc	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	58
Citgroup Global Markets Inc	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	57
Citgroup Global Markets Inc	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	56
Citgroup Global Markets Inc	CLP	CLP	USD	1,340,000	(1,443)	12/17/2025	54
Citgroup Global Markets Inc	CLP	CLP	USD	1,319,999	(1,421)	12/17/2025	53
Citgroup Global Markets Inc	CLP	CLP	USD	1,000,000	(1,077)	12/17/2025	40
Citgroup Global Markets Inc	CLP	CLP	USD	999,999	(1,077)	12/17/2025	39
Citgroup Global Markets Inc	CLP	CLP	USD	1,666,722	(1,794)	3/18/2026	22
Citgroup Global Markets Inc	CLP	CLP	USD	1,000,034	(1,077)	3/18/2026	13
Citgroup Global Markets Inc	CLP	CLP	USD	833,361	(897)	3/18/2026	11
Citgroup Global Markets Inc	CLP	CLP	USD	666,688	(718)	3/18/2026	11
Citgroup Global Markets Inc	CLP	CLP	USD	833,361	(897)	3/18/2026	10
Citgroup Global Markets Inc	CLP	CLP	USD	1,666,722	(1,794)	3/18/2026	8
Citgroup Global Markets Inc	CLP	USD	CLP	(833,361)	897	12/17/2025	1

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	CLP	USD	CLP	(833,361)	897	12/17/2025	$1
Citgroup Global Markets Inc	CLP	CLP	USD	833,361	(897)	3/18/2026	—
Citgroup Global Markets Inc	CLP	CLP	USD	833,361	(897)	3/18/2026	(1)
Citgroup Global Markets Inc	CLP	USD	CLP	(1,666,722)	1,794	12/17/2025	(8)
Citgroup Global Markets Inc	CLP	USD	CLP	(833,361)	897	12/17/2025	(9)
Citgroup Global Markets Inc	CLP	USD	CLP	(833,361)	897	12/17/2025	(11)
Citgroup Global Markets Inc	CLP	USD	CLP	(666,688)	718	12/17/2025	(11)
Citgroup Global Markets Inc	CLP	USD	CLP	(1,000,034)	1,077	12/17/2025	(13)
Citgroup Global Markets Inc	CLP	USD	CLP	(1,666,722)	1,794	12/17/2025	(21)
Deutsche Bank AG	CLP	CLP	USD	93,833,830	(101,017)	12/26/2025	1,119
JP Morgan Securities LLC	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	67
JP Morgan Securities LLC	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	66
JP Morgan Securities LLC	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	65
JP Morgan Securities LLC	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	63
JP Morgan Securities LLC	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	62
JP Morgan Securities LLC	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	60
JP Morgan Securities LLC	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	59
JP Morgan Securities LLC	CLP	CLP	USD	1,340,000	(1,443)	12/17/2025	58
JP Morgan Securities LLC	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	58
JP Morgan Securities LLC	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	57
JP Morgan Securities LLC	CLP	CLP	USD	1,400,000	(1,507)	12/17/2025	56
JP Morgan Securities LLC	CLP	CLP	USD	1,340,000	(1,443)	12/17/2025	54

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	CLP	CLP	USD	1,319,999	(1,421)	12/17/2025	$53
JP Morgan Securities LLC	CLP	CLP	USD	1,000,000	(1,077)	12/17/2025	40
JP Morgan Securities LLC	CLP	CLP	USD	999,999	(1,077)	12/17/2025	39
JP Morgan Securities LLC	CLP	CLP	USD	1,666,722	(1,794)	3/18/2026	22
JP Morgan Securities LLC	CLP	CLP	USD	1,000,034	(1,077)	3/18/2026	13
JP Morgan Securities LLC	CLP	CLP	USD	833,362	(897)	3/18/2026	11
JP Morgan Securities LLC	CLP	CLP	USD	666,688	(718)	3/18/2026	11
JP Morgan Securities LLC	CLP	CLP	USD	833,360	(897)	3/18/2026	10
JP Morgan Securities LLC	CLP	CLP	USD	1,666,722	(1,794)	3/18/2026	8
JP Morgan Securities LLC	CLP	USD	CLP	(833,361)	897	12/17/2025	1
JP Morgan Securities LLC	CLP	USD	CLP	(833,361)	897	12/17/2025	1
JP Morgan Securities LLC	CLP	CLP	USD	833,360	(897)	3/18/2026	—
JP Morgan Securities LLC	CLP	CLP	USD	833,362	(897)	3/18/2026	(1)
JP Morgan Securities LLC	CLP	USD	CLP	(1,666,722)	1,794	12/17/2025	(8)
JP Morgan Securities LLC	CLP	USD	CLP	(833,360)	897	12/17/2025	(9)
JP Morgan Securities LLC	CLP	USD	CLP	(833,362)	897	12/17/2025	(11)
JP Morgan Securities LLC	CLP	USD	CLP	(666,688)	718	12/17/2025	(11)
JP Morgan Securities LLC	CLP	USD	CLP	(1,000,034)	1,077	12/17/2025	(13)
JP Morgan Securities LLC	CLP	USD	CLP	(1,666,722)	1,794	12/17/2025	(21)
Societe Generale SA	CLP	CLP	USD	47,652,007	(51,300)	12/17/2025	1,344
Societe Generale SA	CLP	CLP	USD	47,594,507	(51,238)	12/17/2025	1,282
Societe Generale SA	CLP	CLP	USD	24,104,180	(25,949)	12/17/2025	972
Societe Generale SA	CLP	CLP	USD	24,104,310	(25,950)	12/17/2025	972
Societe Generale SA	CLP	CLP	USD	23,876,804	(25,705)	12/17/2025	727
Societe Generale SA	CLP	CLP	USD	23,856,262	(25,683)	12/17/2025	705

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	CLP	CLP	USD	47,028,150	(50,628)	12/17/2025	$672
Societe Generale SA	CLP	CLP	USD	47,020,000	(50,620)	12/17/2025	663
Societe Generale SA	CLP	CLP	USD	23,799,851	(25,622)	12/17/2025	644
Societe Generale SA	CLP	CLP	USD	23,780,126	(25,601)	12/17/2025	623
Societe Generale SA	CLP	CLP	USD	23,777,753	(25,598)	12/17/2025	620
Societe Generale SA	CLP	CLP	USD	23,772,790	(25,593)	12/17/2025	615
Societe Generale SA	CLP	CLP	USD	23,714,948	(25,530)	12/17/2025	552
Societe Generale SA	CLP	CLP	USD	23,707,855	(25,523)	12/17/2025	545
Societe Generale SA	CLP	CLP	USD	23,590,880	(25,397)	12/17/2025	419
Societe Generale SA	CLP	CLP	USD	23,581,865	(25,387)	12/17/2025	409
Societe Generale SA	CLP	CLP	USD	23,439,629	(25,234)	12/17/2025	256
Societe Generale SA	CLP	CLP	USD	23,411,725	(25,204)	12/17/2025	226
Societe Generale SA	CLP	CLP	USD	23,298,720	(25,082)	12/17/2025	104
Societe Generale SA	CLP	CLP	USD	23,299,253	(25,083)	12/17/2025	104
Societe Generale SA	CLP	USD	CLP	(23,779,065)	25,599	12/17/2025	(622)
Societe Generale SA	CLP	USD	CLP	(23,787,255)	25,608	12/17/2025	(631)
Societe Generale SA	CLP	USD	CLP	(23,992,204)	25,829	12/17/2025	(851)
Societe Generale SA	CLP	USD	CLP	(24,012,245)	25,850	12/17/2025	(873)
Societe Generale SA	CLP	USD	CLP	(24,075,004)	25,918	12/17/2025	(941)
Societe Generale SA	CLP	USD	CLP	(24,081,067)	25,925	12/17/2025	(947)
Societe Generale SA	CLP	USD	CLP	(47,866,000)	51,530	12/17/2025	(1,575)
Societe Generale SA	CLP	USD	CLP	(47,937,000)	51,607	12/17/2025	(1,652)
Societe Generale SA	CLP	USD	CLP	(48,205,000)	51,895	12/17/2025	(1,940)
Societe Generale SA	CLP	USD	CLP	(193,041,104)	207,819	12/17/2025	(8,000)
Citgroup Global Markets Inc	CNH	CNH	USD	130,000	(18,364)	12/17/2025	90
Citgroup Global Markets Inc	CNH	CNH	USD	89,278	(12,611)	3/18/2026	79
Citgroup Global Markets Inc	CNH	CNH	USD	87,944	(12,423)	3/18/2026	77
Citgroup Global Markets Inc	CNH	CNH	USD	89,278	(12,611)	3/18/2026	77
Citgroup Global Markets Inc	CNH	CNH	USD	216,000	(30,512)	12/17/2025	69
Citgroup Global Markets Inc	CNH	CNH	USD	66,625	(9,411)	3/18/2026	69
Citgroup Global Markets Inc	CNH	CNH	USD	66,625	(9,411)	3/18/2026	68
Citgroup Global Markets Inc	CNH	CNH	USD	66,624	(9,411)	3/18/2026	64
Citgroup Global Markets Inc	CNH	CNH	USD	66,626	(9,411)	3/18/2026	64
Citgroup Global Markets Inc	CNH	CNH	USD	95,500	(13,490)	12/17/2025	59

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	CNH	CNH	USD	40,031	(5,655)	12/17/2025	$54
Citgroup Global Markets Inc	CNH	CNH	USD	87,500	(12,360)	12/17/2025	54
Citgroup Global Markets Inc	CNH	CNH	USD	40,031	(5,655)	12/17/2025	52
Citgroup Global Markets Inc	CNH	CNH	USD	52,206	(7,375)	12/17/2025	52
Citgroup Global Markets Inc	CNH	CNH	USD	51,427	(7,264)	12/17/2025	45
Citgroup Global Markets Inc	CNH	CNH	USD	52,206	(7,375)	12/17/2025	41
Citgroup Global Markets Inc	CNH	CNH	USD	105,000	(14,832)	12/17/2025	41
Citgroup Global Markets Inc	CNH	CNH	USD	66,167	(9,347)	3/18/2026	41
Citgroup Global Markets Inc	CNH	CNH	USD	66,166	(9,346)	3/18/2026	41
Citgroup Global Markets Inc	CNH	CNH	USD	45,500	(6,427)	12/17/2025	39
Citgroup Global Markets Inc	CNH	CNH	USD	38,960	(5,503)	12/17/2025	29
Citgroup Global Markets Inc	CNH	CNH	USD	38,959	(5,503)	12/17/2025	29
Citgroup Global Markets Inc	CNH	CNH	USD	44,863	(6,337)	12/17/2025	28
Citgroup Global Markets Inc	CNH	CNH	USD	44,864	(6,337)	12/17/2025	28
Citgroup Global Markets Inc	CNH	CNH	USD	44,863	(6,337)	12/17/2025	26
Citgroup Global Markets Inc	CNH	CNH	USD	44,863	(6,337)	12/17/2025	25
Citgroup Global Markets Inc	CNH	CNH	USD	44,863	(6,337)	12/17/2025	20
Citgroup Global Markets Inc	CNH	CNH	USD	44,864	(6,337)	12/17/2025	19
Citgroup Global Markets Inc	CNH	CNH	USD	24,000	(3,390)	12/17/2025	19
Citgroup Global Markets Inc	CNH	CNH	USD	20,000	(2,825)	12/17/2025	18
Citgroup Global Markets Inc	CNH	CNH	USD	83,500	(11,795)	12/17/2025	16
Citgroup Global Markets Inc	CNH	CNH	USD	18,000	(2,543)	12/17/2025	15

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	CNH	CNH	USD	24,000	(3,390)	12/17/2025	$14
Citgroup Global Markets Inc	CNH	CNH	USD	45,000	(6,357)	12/17/2025	10
Citgroup Global Markets Inc	CNH	CNH	USD	16,000	(2,260)	12/17/2025	7
Citgroup Global Markets Inc	CNH	CNH	USD	33,000	(4,662)	12/17/2025	7
Citgroup Global Markets Inc	CNH	CNH	USD	25,000	(3,531)	12/17/2025	5
Citgroup Global Markets Inc	CNH	CNH	USD	18,500	(2,613)	12/17/2025	4
Citgroup Global Markets Inc	CNH	CNH	USD	6,500	(918)	12/17/2025	3
Citgroup Global Markets Inc	CNH	CNH	USD	9,000	(1,271)	12/17/2025	2
Citgroup Global Markets Inc	CNH	CNH	USD	3,500	(494)	12/17/2025	1
Citgroup Global Markets Inc	CNH	CNH	USD	3,500	(494)	12/17/2025	1
Citgroup Global Markets Inc	CNH	CNH	USD	14,000	(1,978)	12/17/2025	—
Citgroup Global Markets Inc	CNH	CNH	USD	4,000	(565)	12/17/2025	—
Citgroup Global Markets Inc	CNH	USD	CNH	(3,500)	494	12/17/2025	(2)
Citgroup Global Markets Inc	CNH	USD	CNH	(5,500)	777	12/17/2025	(4)
Citgroup Global Markets Inc	CNH	USD	CNH	(14,500)	2,048	12/17/2025	(7)
Citgroup Global Markets Inc	CNH	USD	CNH	(8,000)	1,130	12/17/2025	(8)
Citgroup Global Markets Inc	CNH	USD	CNH	(52,000)	7,345	12/17/2025	(32)
Citgroup Global Markets Inc	CNH	USD	CNH	(43,500)	6,145	12/17/2025	(32)
Citgroup Global Markets Inc	CNH	USD	CNH	(66,167)	9,347	12/17/2025	(34)
Citgroup Global Markets Inc	CNH	USD	CNH	(66,166)	9,346	12/17/2025	(35)
Citgroup Global Markets Inc	CNH	USD	CNH	(79,000)	11,159	12/17/2025	(48)
Citgroup Global Markets Inc	CNH	USD	CNH	(66,625)	9,411	12/17/2025	(58)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	CNH	USD	CNH	(66,625)	9,411	12/17/2025	$(58)
Citgroup Global Markets Inc	CNH	USD	CNH	(66,624)	9,411	12/17/2025	(62)
Citgroup Global Markets Inc	CNH	USD	CNH	(66,626)	9,411	12/17/2025	(62)
Citgroup Global Markets Inc	CNH	USD	CNH	(87,944)	12,423	12/17/2025	(68)
Citgroup Global Markets Inc	CNH	USD	CNH	(89,278)	12,611	12/17/2025	(68)
Citgroup Global Markets Inc	CNH	USD	CNH	(89,278)	12,611	12/17/2025	(70)
Citgroup Global Markets Inc	CNH	USD	CNH	(91,500)	12,925	12/17/2025	(81)
Deutsche Bank AG	CNH	CNH	USD	12,779,775	(1,805,244)	12/15/2025	9,475
Deutsche Bank AG	CNH	CNH	USD	3,540,357	(500,103)	12/15/2025	1,275
Deutsche Bank AG	CNH	CNH	USD	1,420,142	(200,606)	12/15/2025	1,076
Deutsche Bank AG	CNH	CNH	USD	709,096	(100,165)	12/15/2025	400
Deutsche Bank AG	CNH	CNH	USD	1,414,146	(199,759)	12/15/2025	227
Deutsche Bank AG	CNH	USD	CNH	(1,413,194)	199,625	12/15/2025	(93)
Deutsche Bank AG	CNH	USD	CNH	(2,130,832)	300,997	12/15/2025	(1,702)
JP Morgan Securities LLC	CNH	CNH	USD	130,000	(18,364)	12/17/2025	90
JP Morgan Securities LLC	CNH	CNH	USD	89,278	(12,611)	3/18/2026	79
JP Morgan Securities LLC	CNH	CNH	USD	87,944	(12,423)	3/18/2026	77
JP Morgan Securities LLC	CNH	CNH	USD	89,278	(12,611)	3/18/2026	77
JP Morgan Securities LLC	CNH	CNH	USD	216,000	(30,512)	12/17/2025	69
JP Morgan Securities LLC	CNH	CNH	USD	66,624	(9,411)	3/18/2026	69
JP Morgan Securities LLC	CNH	CNH	USD	66,626	(9,411)	3/18/2026	68
JP Morgan Securities LLC	CNH	CNH	USD	66,625	(9,411)	3/18/2026	64
JP Morgan Securities LLC	CNH	CNH	USD	66,625	(9,411)	3/18/2026	64
JP Morgan Securities LLC	CNH	CNH	USD	95,500	(13,490)	12/17/2025	59
JP Morgan Securities LLC	CNH	CNH	USD	40,031	(5,655)	12/17/2025	54

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	CNH	CNH	USD	87,500	(12,360)	12/17/2025	$54
JP Morgan Securities LLC	CNH	CNH	USD	40,031	(5,655)	12/17/2025	52
JP Morgan Securities LLC	CNH	CNH	USD	52,206	(7,375)	12/17/2025	52
JP Morgan Securities LLC	CNH	CNH	USD	51,427	(7,264)	12/17/2025	45
JP Morgan Securities LLC	CNH	CNH	USD	52,206	(7,375)	12/17/2025	41
JP Morgan Securities LLC	CNH	CNH	USD	105,000	(14,832)	12/17/2025	41
JP Morgan Securities LLC	CNH	CNH	USD	66,166	(9,346)	3/18/2026	41
JP Morgan Securities LLC	CNH	CNH	USD	66,167	(9,347)	3/18/2026	41
JP Morgan Securities LLC	CNH	CNH	USD	45,500	(6,427)	12/17/2025	39
JP Morgan Securities LLC	CNH	CNH	USD	38,960	(5,503)	12/17/2025	29
JP Morgan Securities LLC	CNH	CNH	USD	38,959	(5,503)	12/17/2025	29
JP Morgan Securities LLC	CNH	CNH	USD	44,863	(6,337)	12/17/2025	28
JP Morgan Securities LLC	CNH	CNH	USD	44,864	(6,337)	12/17/2025	28
JP Morgan Securities LLC	CNH	CNH	USD	44,863	(6,337)	12/17/2025	26
JP Morgan Securities LLC	CNH	CNH	USD	44,863	(6,337)	12/17/2025	25
JP Morgan Securities LLC	CNH	CNH	USD	44,864	(6,337)	12/17/2025	20
JP Morgan Securities LLC	CNH	CNH	USD	44,863	(6,337)	12/17/2025	19
JP Morgan Securities LLC	CNH	CNH	USD	24,000	(3,390)	12/17/2025	19
JP Morgan Securities LLC	CNH	CNH	USD	20,000	(2,825)	12/17/2025	18
JP Morgan Securities LLC	CNH	CNH	USD	83,500	(11,795)	12/17/2025	16
JP Morgan Securities LLC	CNH	CNH	USD	18,000	(2,543)	12/17/2025	15
JP Morgan Securities LLC	CNH	CNH	USD	24,000	(3,390)	12/17/2025	14

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	CNH	CNH	USD	45,000	(6,357)	12/17/2025	$10
JP Morgan Securities LLC	CNH	CNH	USD	16,000	(2,260)	12/17/2025	7
JP Morgan Securities LLC	CNH	CNH	USD	33,000	(4,662)	12/17/2025	7
JP Morgan Securities LLC	CNH	CNH	USD	25,000	(3,531)	12/17/2025	5
JP Morgan Securities LLC	CNH	CNH	USD	18,500	(2,613)	12/17/2025	4
JP Morgan Securities LLC	CNH	CNH	USD	6,500	(918)	12/17/2025	3
JP Morgan Securities LLC	CNH	CNH	USD	9,000	(1,271)	12/17/2025	2
JP Morgan Securities LLC	CNH	CNH	USD	3,500	(494)	12/17/2025	1
JP Morgan Securities LLC	CNH	CNH	USD	3,500	(494)	12/17/2025	1
JP Morgan Securities LLC	CNH	CNH	USD	14,000	(1,978)	12/17/2025	—
JP Morgan Securities LLC	CNH	CNH	USD	4,000	(565)	12/17/2025	—
JP Morgan Securities LLC	CNH	USD	CNH	(3,500)	494	12/17/2025	(2)
JP Morgan Securities LLC	CNH	USD	CNH	(5,500)	777	12/17/2025	(4)
JP Morgan Securities LLC	CNH	USD	CNH	(14,500)	2,048	12/17/2025	(7)
JP Morgan Securities LLC	CNH	USD	CNH	(8,000)	1,130	12/17/2025	(8)
JP Morgan Securities LLC	CNH	USD	CNH	(52,000)	7,345	12/17/2025	(32)
JP Morgan Securities LLC	CNH	USD	CNH	(43,500)	6,145	12/17/2025	(32)
JP Morgan Securities LLC	CNH	USD	CNH	(66,166)	9,346	12/17/2025	(34)
JP Morgan Securities LLC	CNH	USD	CNH	(66,167)	9,347	12/17/2025	(35)
JP Morgan Securities LLC	CNH	USD	CNH	(79,000)	11,159	12/17/2025	(48)
JP Morgan Securities LLC	CNH	USD	CNH	(66,626)	9,411	12/17/2025	(58)
JP Morgan Securities LLC	CNH	USD	CNH	(66,624)	9,411	12/17/2025	(58)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	CNH	USD	CNH	(66,626)	9,411	12/17/2025	$(62)
JP Morgan Securities LLC	CNH	USD	CNH	(66,624)	9,411	12/17/2025	(62)
JP Morgan Securities LLC	CNH	USD	CNH	(87,944)	12,423	12/17/2025	(68)
JP Morgan Securities LLC	CNH	USD	CNH	(89,278)	12,611	12/17/2025	(68)
JP Morgan Securities LLC	CNH	USD	CNH	(89,278)	12,611	12/17/2025	(70)
JP Morgan Securities LLC	CNH	USD	CNH	(91,500)	12,925	12/17/2025	(81)
Societe Generale SA	CNH	CNH	USD	500,000	(70,629)	12/17/2025	348
Societe Generale SA	CNH	CNH	USD	500,000	(70,629)	12/17/2025	92
Societe Generale SA	CNH	CNH	USD	177,064	(25,012)	12/17/2025	77
Societe Generale SA	CNH	CNH	USD	177,056	(25,011)	12/17/2025	76
Societe Generale SA	CNH	CNH	USD	176,765	(24,969)	12/17/2025	35
Societe Generale SA	CNH	CNH	USD	176,758	(24,968)	12/17/2025	34
Societe Generale SA	CNH	USD	CNH	(1,065,626)	150,528	12/17/2025	(923)
Deutsche Bank AG	COP	COP	USD	387,686,100	(103,644)	12/9/2025	3,204
Deutsche Bank AG	COP	USD	COP	(374,695,684)	100,171	12/9/2025	255
Deutsche Bank AG	COP	COP	USD	375,478,000	(100,380)	12/22/2025	(210)
Societe Generale SA	COP	COP	USD	1,598,768,034	(427,413)	12/17/2025	25,174
Societe Generale SA	COP	COP	USD	195,613,037	(52,295)	12/17/2025	2,020
Societe Generale SA	COP	COP	USD	194,618,537	(52,029)	12/17/2025	1,756
Societe Generale SA	COP	COP	USD	193,669,843	(51,775)	12/17/2025	1,503
Societe Generale SA	COP	USD	COP	(188,736,001)	50,456	12/17/2025	(192)
Societe Generale SA	COP	USD	COP	(196,147,038)	52,438	12/17/2025	(2,163)
Societe Generale SA	COP	USD	COP	(198,314,498)	53,017	12/17/2025	(2,739)
Societe Generale SA	COP	USD	COP	(390,608,036)	104,425	12/17/2025	(3,877)
Societe Generale SA	CZK	CZK	USD	7,299,837	(350,467)	12/17/2025	2,490
Citgroup Global Markets Inc	EUR	USD	EUR	(56,470)	65,536	12/17/2025	627
Citgroup Global Markets Inc	EUR	USD	EUR	(44,834)	52,032	12/17/2025	626
Citgroup Global Markets Inc	EUR	USD	EUR	(44,834)	52,032	12/17/2025	594
Citgroup Global Markets Inc	EUR	USD	EUR	(51,763)	60,074	12/17/2025	590
Citgroup Global Markets Inc	EUR	USD	EUR	(44,637)	51,803	12/17/2025	542
Citgroup Global Markets Inc	EUR	USD	EUR	(47,572)	55,210	12/17/2025	504
Citgroup Global Markets Inc	EUR	USD	EUR	(44,546)	51,698	12/17/2025	499

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	EUR	USD	EUR	(45,028)	52,257	12/17/2025	$486
Citgroup Global Markets Inc	EUR	USD	EUR	(44,912)	52,123	12/17/2025	481
Citgroup Global Markets Inc	EUR	USD	EUR	(44,938)	52,153	12/17/2025	451
Citgroup Global Markets Inc	EUR	USD	EUR	(44,938)	52,153	12/17/2025	434
Citgroup Global Markets Inc	EUR	USD	EUR	(23,528)	27,305	12/17/2025	352
Citgroup Global Markets Inc	EUR	EUR	USD	37,364	(43,363)	12/17/2025	286
Citgroup Global Markets Inc	EUR	EUR	USD	38,250	(44,391)	12/17/2025	249
Citgroup Global Markets Inc	EUR	EUR	USD	34,073	(39,543)	12/17/2025	229
Citgroup Global Markets Inc	EUR	EUR	USD	32,187	(37,355)	12/17/2025	225
Citgroup Global Markets Inc	EUR	EUR	USD	35,802	(41,550)	12/17/2025	187
Citgroup Global Markets Inc	EUR	EUR	USD	35,635	(41,356)	12/17/2025	183
Citgroup Global Markets Inc	EUR	USD	EUR	(8,000)	9,284	12/17/2025	153
Citgroup Global Markets Inc	EUR	USD	EUR	(9,000)	10,445	12/17/2025	129
Citgroup Global Markets Inc	EUR	USD	EUR	(6,000)	6,963	12/17/2025	114
Citgroup Global Markets Inc	EUR	USD	EUR	(3,000)	3,482	12/17/2025	73
Citgroup Global Markets Inc	EUR	USD	EUR	(16,500)	19,149	12/17/2025	69
Citgroup Global Markets Inc	EUR	USD	EUR	(3,500)	4,062	12/17/2025	64
Citgroup Global Markets Inc	EUR	USD	EUR	(2,500)	2,901	12/17/2025	48
Citgroup Global Markets Inc	EUR	USD	EUR	(4,000)	4,642	12/17/2025	46
Citgroup Global Markets Inc	EUR	USD	EUR	(2,000)	2,321	12/17/2025	44
Citgroup Global Markets Inc	EUR	USD	EUR	(2,000)	2,321	12/17/2025	38
Citgroup Global Markets Inc	EUR	USD	EUR	(1,780)	2,066	12/17/2025	34

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	EUR	USD	EUR	(1,500)	1,741	12/17/2025	$32
Citgroup Global Markets Inc	EUR	EUR	USD	6,000	(6,963)	12/17/2025	31
Citgroup Global Markets Inc	EUR	USD	EUR	(1,720)	1,996	12/17/2025	31
Citgroup Global Markets Inc	EUR	USD	EUR	(1,477)	1,714	12/17/2025	29
Citgroup Global Markets Inc	EUR	USD	EUR	(2,500)	2,901	12/17/2025	28
Citgroup Global Markets Inc	EUR	USD	EUR	(1,523)	1,768	12/17/2025	28
Citgroup Global Markets Inc	EUR	USD	EUR	(3,500)	4,062	12/17/2025	25
Citgroup Global Markets Inc	EUR	USD	EUR	(2,000)	2,321	12/17/2025	24
Citgroup Global Markets Inc	EUR	EUR	USD	3,000	(3,482)	12/17/2025	23
Citgroup Global Markets Inc	EUR	USD	EUR	(2,500)	2,901	12/17/2025	22
Citgroup Global Markets Inc	EUR	USD	EUR	(6,000)	6,963	12/17/2025	19
Citgroup Global Markets Inc	EUR	USD	EUR	(1,000)	1,161	12/17/2025	18
Citgroup Global Markets Inc	EUR	USD	EUR	(1,500)	1,741	12/17/2025	14
Citgroup Global Markets Inc	EUR	USD	EUR	(6,500)	7,544	12/17/2025	14
Citgroup Global Markets Inc	EUR	USD	EUR	(500)	580	12/17/2025	12
Citgroup Global Markets Inc	EUR	EUR	USD	1,000	(1,161)	12/17/2025	7
Citgroup Global Markets Inc	EUR	USD	EUR	(5,500)	6,383	12/17/2025	5
Citgroup Global Markets Inc	EUR	EUR	USD	2,500	(2,901)	12/17/2025	4
Citgroup Global Markets Inc	EUR	EUR	USD	1,000	(1,161)	12/17/2025	4
Citgroup Global Markets Inc	EUR	USD	EUR	(1,000)	1,161	12/17/2025	4
Citgroup Global Markets Inc	EUR	EUR	USD	3,500	(4,062)	12/17/2025	3
Citgroup Global Markets Inc	EUR	USD	EUR	(500)	580	12/17/2025	2

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	EUR	USD	EUR	(1,000)	1,161	12/17/2025	$—
Citgroup Global Markets Inc	EUR	USD	EUR	(5,000)	5,803	12/17/2025	(50)
Citgroup Global Markets Inc	EUR	USD	EUR	(35,635)	41,356	3/18/2026	(175)
Citgroup Global Markets Inc	EUR	USD	EUR	(35,802)	41,550	3/18/2026	(178)
Citgroup Global Markets Inc	EUR	USD	EUR	(34,073)	39,543	3/18/2026	(215)
Citgroup Global Markets Inc	EUR	USD	EUR	(32,186)	37,353	3/18/2026	(221)
Citgroup Global Markets Inc	EUR	USD	EUR	(38,251)	44,392	3/18/2026	(245)
Citgroup Global Markets Inc	EUR	USD	EUR	(37,364)	43,363	3/18/2026	(271)
Citgroup Global Markets Inc	EUR	EUR	USD	60,000	(69,633)	12/17/2025	(1,189)
Deutsche Bank AG	EUR	USD	EUR	(1,875,000)	2,176,032	12/15/2025	11,219
Deutsche Bank AG	EUR	USD	EUR	(1,000,000)	1,160,551	12/15/2025	3,356
Deutsche Bank AG	EUR	USD	EUR	(200,000)	232,110	12/15/2025	1,496
Deutsche Bank AG	EUR	EUR	USD	125,000	(145,069)	12/15/2025	933
Deutsche Bank AG	EUR	EUR	USD	125,000	(145,069)	12/15/2025	900
Deutsche Bank AG	EUR	USD	EUR	(200,000)	232,110	12/15/2025	770
Deutsche Bank AG	EUR	EUR	USD	100,000	(116,055)	12/15/2025	663
Deutsche Bank AG	EUR	EUR	USD	125,000	(145,069)	12/15/2025	569
Deutsche Bank AG	EUR	EUR	USD	100,000	(116,055)	12/15/2025	361
Deutsche Bank AG	EUR	EUR	USD	250,000	(290,138)	12/15/2025	182
Deutsche Bank AG	EUR	USD	EUR	(125,000)	145,069	12/15/2025	150
Deutsche Bank AG	EUR	EUR	USD	200,000	(232,110)	12/15/2025	146
Deutsche Bank AG	EUR	EUR	USD	125,000	(145,069)	12/15/2025	95
Deutsche Bank AG	EUR	EUR	USD	125,000	(145,069)	12/15/2025	91
Deutsche Bank AG	EUR	EUR	USD	100,000	(116,055)	12/15/2025	73
Deutsche Bank AG	EUR	USD	EUR	(100,000)	116,055	12/15/2025	6
Deutsche Bank AG	EUR	USD	EUR	(125,000)	145,069	12/15/2025	(81)
Deutsche Bank AG	EUR	USD	EUR	(100,000)	116,055	12/15/2025	(125)
Deutsche Bank AG	EUR	USD	EUR	(125,000)	145,069	12/15/2025	(156)
Deutsche Bank AG	EUR	USD	EUR	(125,000)	145,069	12/15/2025	(156)
Deutsche Bank AG	EUR	USD	EUR	(100,000)	116,055	12/15/2025	(255)
Deutsche Bank AG	EUR	USD	EUR	(125,000)	145,069	12/15/2025	(286)
Deutsche Bank AG	EUR	EUR	USD	100,000	(116,055)	12/15/2025	(303)
Deutsche Bank AG	EUR	USD	EUR	(125,000)	145,069	12/15/2025	(612)
Deutsche Bank AG	EUR	USD	EUR	(200,000)	232,110	12/15/2025	(690)
Deutsche Bank AG	EUR	USD	EUR	(100,000)	116,055	12/15/2025	(796)
Deutsche Bank AG	EUR	USD	EUR	(125,000)	145,069	12/15/2025	(1,005)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	EUR	USD	EUR	(100,000)	116,055	12/15/2025	$(1,106)
Deutsche Bank AG	EUR	EUR	USD	250,000	(290,138)	12/15/2025	(1,113)
Deutsche Bank AG	EUR	USD	EUR	(125,000)	145,069	12/15/2025	(1,332)
Deutsche Bank AG	EUR	USD	EUR	(250,000)	290,138	12/15/2025	(1,520)
Deutsche Bank AG	EUR	EUR	USD	750,000	(870,413)	12/15/2025	(1,716)
Deutsche Bank AG	EUR	EUR	USD	750,000	(870,413)	12/15/2025	(3,340)
Deutsche Bank AG	EUR	EUR	USD	1,000,000	(1,160,551)	12/15/2025	(4,453)
Deutsche Bank AG	EUR	EUR	USD	1,300,000	(1,508,716)	12/15/2025	(5,789)
Deutsche Bank AG	EUR	EUR	USD	1,600,000	(1,856,881)	12/15/2025	(7,125)
JP Morgan Securities LLC	EUR	USD	EUR	(56,470)	65,536	12/17/2025	627
JP Morgan Securities LLC	EUR	USD	EUR	(44,834)	52,032	12/17/2025	626
JP Morgan Securities LLC	EUR	USD	EUR	(44,835)	52,033	12/17/2025	594
JP Morgan Securities LLC	EUR	USD	EUR	(51,762)	60,072	12/17/2025	590
JP Morgan Securities LLC	EUR	USD	EUR	(44,636)	51,802	12/17/2025	543
JP Morgan Securities LLC	EUR	USD	EUR	(47,572)	55,210	12/17/2025	504
JP Morgan Securities LLC	EUR	USD	EUR	(44,546)	51,698	12/17/2025	499
JP Morgan Securities LLC	EUR	USD	EUR	(45,028)	52,257	12/17/2025	486
JP Morgan Securities LLC	EUR	USD	EUR	(44,912)	52,123	12/17/2025	481
JP Morgan Securities LLC	EUR	USD	EUR	(44,938)	52,153	12/17/2025	451
JP Morgan Securities LLC	EUR	USD	EUR	(44,938)	52,153	12/17/2025	434
JP Morgan Securities LLC	EUR	USD	EUR	(23,529)	27,307	12/17/2025	352
JP Morgan Securities LLC	EUR	EUR	USD	37,365	(43,364)	12/17/2025	286
JP Morgan Securities LLC	EUR	EUR	USD	38,251	(44,392)	12/17/2025	249
JP Morgan Securities LLC	EUR	EUR	USD	34,072	(39,542)	12/17/2025	229
JP Morgan Securities LLC	EUR	EUR	USD	32,186	(37,353)	12/17/2025	225
JP Morgan Securities LLC	EUR	EUR	USD	35,803	(41,551)	12/17/2025	187
JP Morgan Securities LLC	EUR	EUR	USD	35,634	(41,355)	12/17/2025	183

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	EUR	USD	EUR	(8,000)	9,284	12/17/2025	$153
JP Morgan Securities LLC	EUR	USD	EUR	(9,000)	10,445	12/17/2025	129
JP Morgan Securities LLC	EUR	USD	EUR	(6,000)	6,963	12/17/2025	114
JP Morgan Securities LLC	EUR	USD	EUR	(3,000)	3,482	12/17/2025	73
JP Morgan Securities LLC	EUR	USD	EUR	(16,500)	19,149	12/17/2025	69
JP Morgan Securities LLC	EUR	USD	EUR	(3,500)	4,062	12/17/2025	64
JP Morgan Securities LLC	EUR	USD	EUR	(2,500)	2,901	12/17/2025	48
JP Morgan Securities LLC	EUR	USD	EUR	(4,000)	4,642	12/17/2025	46
JP Morgan Securities LLC	EUR	USD	EUR	(2,000)	2,321	12/17/2025	44
JP Morgan Securities LLC	EUR	USD	EUR	(2,000)	2,321	12/17/2025	38
JP Morgan Securities LLC	EUR	USD	EUR	(1,780)	2,066	12/17/2025	34
JP Morgan Securities LLC	EUR	USD	EUR	(1,500)	1,741	12/17/2025	32
JP Morgan Securities LLC	EUR	EUR	USD	6,000	(6,963)	12/17/2025	31
JP Morgan Securities LLC	EUR	USD	EUR	(1,720)	1,996	12/17/2025	31
JP Morgan Securities LLC	EUR	USD	EUR	(1,477)	1,714	12/17/2025	29
JP Morgan Securities LLC	EUR	USD	EUR	(2,500)	2,901	12/17/2025	28
JP Morgan Securities LLC	EUR	USD	EUR	(1,523)	1,768	12/17/2025	28
JP Morgan Securities LLC	EUR	USD	EUR	(3,500)	4,062	12/17/2025	25
JP Morgan Securities LLC	EUR	USD	EUR	(2,000)	2,321	12/17/2025	24
JP Morgan Securities LLC	EUR	EUR	USD	3,000	(3,482)	12/17/2025	23
JP Morgan Securities LLC	EUR	USD	EUR	(2,500)	2,901	12/17/2025	22
JP Morgan Securities LLC	EUR	USD	EUR	(6,000)	6,963	12/17/2025	20

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	EUR	USD	EUR	(1,000)	1,161	12/17/2025	$18
JP Morgan Securities LLC	EUR	USD	EUR	(1,500)	1,741	12/17/2025	14
JP Morgan Securities LLC	EUR	USD	EUR	(6,500)	7,544	12/17/2025	14
JP Morgan Securities LLC	EUR	USD	EUR	(500)	580	12/17/2025	12
JP Morgan Securities LLC	EUR	EUR	USD	1,000	(1,161)	12/17/2025	7
JP Morgan Securities LLC	EUR	USD	EUR	(5,500)	6,383	12/17/2025	5
JP Morgan Securities LLC	EUR	EUR	USD	2,500	(2,901)	12/17/2025	4
JP Morgan Securities LLC	EUR	EUR	USD	1,000	(1,161)	12/17/2025	4
JP Morgan Securities LLC	EUR	USD	EUR	(1,000)	1,161	12/17/2025	4
JP Morgan Securities LLC	EUR	EUR	USD	3,500	(4,062)	12/17/2025	3
JP Morgan Securities LLC	EUR	USD	EUR	(500)	580	12/17/2025	2
JP Morgan Securities LLC	EUR	USD	EUR	(1,000)	1,161	12/17/2025	—
JP Morgan Securities LLC	EUR	USD	EUR	(5,000)	5,803	12/17/2025	(50)
JP Morgan Securities LLC	EUR	USD	EUR	(35,634)	41,355	3/18/2026	(175)
JP Morgan Securities LLC	EUR	USD	EUR	(35,803)	41,551	3/18/2026	(178)
JP Morgan Securities LLC	EUR	USD	EUR	(34,072)	39,542	3/18/2026	(215)
JP Morgan Securities LLC	EUR	USD	EUR	(32,187)	37,355	3/18/2026	(221)
JP Morgan Securities LLC	EUR	USD	EUR	(38,250)	44,391	3/18/2026	(245)
JP Morgan Securities LLC	EUR	USD	EUR	(37,365)	43,364	3/18/2026	(271)
JP Morgan Securities LLC	EUR	EUR	USD	60,000	(69,633)	12/17/2025	(1,189)
Societe Generale SA	EUR	EUR	USD	475,000	(551,262)	12/17/2025	1,185
Societe Generale SA	EUR	USD	EUR	(250,000)	290,138	12/17/2025	854
Societe Generale SA	EUR	EUR	USD	325,000	(377,179)	12/17/2025	811
Societe Generale SA	EUR	EUR	USD	300,000	(348,165)	12/17/2025	749

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	EUR	EUR	USD	275,000	(319,151)	12/17/2025	$686
Societe Generale SA	EUR	EUR	USD	225,000	(261,124)	12/17/2025	562
Societe Generale SA	EUR	EUR	USD	225,000	(261,124)	12/17/2025	562
Societe Generale SA	EUR	EUR	USD	225,000	(261,124)	12/17/2025	562
Societe Generale SA	EUR	EUR	USD	200,000	(232,110)	12/17/2025	499
Societe Generale SA	EUR	EUR	USD	200,000	(232,110)	12/17/2025	499
Societe Generale SA	EUR	EUR	USD	200,000	(232,110)	12/17/2025	499
Societe Generale SA	EUR	EUR	USD	200,000	(232,110)	12/17/2025	499
Societe Generale SA	EUR	EUR	USD	200,000	(232,110)	12/17/2025	499
Societe Generale SA	EUR	USD	EUR	(117,986)	136,928	12/17/2025	487
Societe Generale SA	EUR	EUR	USD	175,000	(203,096)	12/17/2025	437
Societe Generale SA	EUR	EUR	USD	175,000	(203,096)	12/17/2025	437
Societe Generale SA	EUR	EUR	USD	150,000	(174,083)	12/17/2025	374
Societe Generale SA	EUR	EUR	USD	150,000	(174,083)	12/17/2025	374
Societe Generale SA	EUR	EUR	USD	50,000	(58,028)	12/17/2025	332
Societe Generale SA	EUR	EUR	USD	125,000	(145,069)	12/17/2025	312
Societe Generale SA	EUR	EUR	USD	125,000	(145,069)	12/17/2025	312
Societe Generale SA	EUR	USD	EUR	(250,000)	290,138	12/17/2025	310
Societe Generale SA	EUR	USD	EUR	(50,000)	58,028	12/17/2025	302
Societe Generale SA	EUR	EUR	USD	150,000	(174,083)	12/17/2025	252
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	200
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	200
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	200
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	200
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	200
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	200
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	200
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	200
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	200
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	200
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	180
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	180
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	180
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	180
Societe Generale SA	EUR	EUR	USD	50,000	(58,028)	12/17/2025	180
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	166
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	166
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	166
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	166
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	166
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	166
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	166
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	166
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	166
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	166
Societe Generale SA	EUR	EUR	USD	90,930	(105,529)	12/17/2025	120

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	EUR	EUR	USD	85,041	(98,694)	12/17/2025	$113
Societe Generale SA	EUR	USD	EUR	(250,000)	290,138	12/17/2025	111
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	90
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	90
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	90
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	90
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	90
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	90
Societe Generale SA	EUR	USD	EUR	(50,000)	58,028	12/17/2025	87
Societe Generale SA	EUR	EUR	USD	50,000	(58,028)	12/17/2025	66
Societe Generale SA	EUR	EUR	USD	50,000	(58,028)	12/17/2025	66
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	62
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	62
Societe Generale SA	EUR	EUR	USD	84,460	(98,020)	12/17/2025	61
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	58
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	58
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	53
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	49
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	41
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	41
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	35
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	33
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	33
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	33
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	33
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	32
Societe Generale SA	EUR	EUR	USD	91,094	(105,719)	12/17/2025	29
Societe Generale SA	EUR	EUR	USD	50,000	(58,028)	12/17/2025	21
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	18

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	$12
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	11
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	8
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	8
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	8
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	8
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	8
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	5
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	—
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	—
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	—
Societe Generale SA	EUR	EUR	USD	50,000	(58,028)	12/17/2025	(1)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(6)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(7)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(9)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(9)
Societe Generale SA	EUR	USD	EUR	(50,000)	58,028	12/17/2025	(13)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(13)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(13)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(17)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(17)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(18)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(18)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(19)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(22)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(25)
Societe Generale SA	EUR	USD	EUR	(234,893)	272,606	12/17/2025	(32)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(34)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(38)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(41)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(42)
Societe Generale SA	EUR	USD	EUR	(50,000)	58,028	12/17/2025	(42)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(43)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(46)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(49)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(53)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(54)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(58)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(62)
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	(76)
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	(76)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(80)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(83)
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	(92)
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	(93)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(107)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	$(111)
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	(111)
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	(111)
Societe Generale SA	EUR	EUR	USD	25,000	(29,014)	12/17/2025	(111)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(112)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(129)
Societe Generale SA	EUR	USD	EUR	(50,000)	58,028	12/17/2025	(129)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(133)
Societe Generale SA	EUR	USD	EUR	(50,000)	58,028	12/17/2025	(161)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(173)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(174)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(183)
Societe Generale SA	EUR	USD	EUR	(91,496)	106,185	12/17/2025	(186)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(189)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(191)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(205)
Societe Generale SA	EUR	USD	EUR	(100,000)	116,055	12/17/2025	(207)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(211)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(217)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(220)
Societe Generale SA	EUR	EUR	USD	50,000	(58,028)	12/17/2025	(222)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(243)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(246)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(265)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(266)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(272)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(281)
Societe Generale SA	EUR	USD	EUR	(25,000)	29,014	12/17/2025	(290)
Societe Generale SA	EUR	USD	EUR	(50,000)	58,028	12/17/2025	(314)
Societe Generale SA	EUR	USD	EUR	(50,000)	58,028	12/17/2025	(358)
Societe Generale SA	EUR	USD	EUR	(300,000)	348,165	12/17/2025	(399)
Societe Generale SA	EUR	USD	EUR	(50,000)	58,028	12/17/2025	(441)
Societe Generale SA	EUR	USD	EUR	(200,000)	232,110	12/17/2025	(635)
Societe Generale SA	EUR	USD	EUR	(325,000)	377,179	12/17/2025	(830)
Societe Generale SA	EUR	USD	EUR	(300,000)	348,165	12/17/2025	(991)
Societe Generale SA	EUR	USD	EUR	(171,129)	198,604	12/17/2025	(1,255)
Societe Generale SA	EUR	USD	EUR	(365,464)	424,139	12/17/2025	(1,506)
Societe Generale SA	EUR	USD	EUR	(1,100,000)	1,276,606	12/17/2025	(2,892)
Citgroup Global Markets Inc	GBP	USD	GBP	(42,216)	55,936	12/17/2025	1,242
Citgroup Global Markets Inc	GBP	USD	GBP	(42,216)	55,936	12/17/2025	1,159
Citgroup Global Markets Inc	GBP	USD	GBP	(42,216)	55,936	12/17/2025	1,150

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	GBP	USD	GBP	(36,592)	48,484	12/17/2025	$979
Citgroup Global Markets Inc	GBP	USD	GBP	(29,594)	39,212	12/17/2025	752
Citgroup Global Markets Inc	GBP	USD	GBP	(29,530)	39,127	12/17/2025	743
Citgroup Global Markets Inc	GBP	USD	GBP	(29,532)	39,130	12/17/2025	743
Citgroup Global Markets Inc	GBP	USD	GBP	(29,818)	39,509	12/17/2025	740
Citgroup Global Markets Inc	GBP	USD	GBP	(29,492)	39,077	12/17/2025	673
Citgroup Global Markets Inc	GBP	USD	GBP	(29,347)	38,885	12/17/2025	652
Citgroup Global Markets Inc	GBP	USD	GBP	(14,072)	18,645	12/17/2025	386
Citgroup Global Markets Inc	GBP	GBP	USD	4,623	(6,125)	12/17/2025	58
Citgroup Global Markets Inc	GBP	GBP	USD	3,802	(5,038)	12/17/2025	43
Citgroup Global Markets Inc	GBP	GBP	USD	4,606	(6,103)	12/17/2025	42
Citgroup Global Markets Inc	GBP	USD	GBP	(4,606)	6,103	3/18/2026	(41)
Citgroup Global Markets Inc	GBP	USD	GBP	(3,802)	5,038	3/18/2026	(43)
Citgroup Global Markets Inc	GBP	USD	GBP	(4,623)	6,125	3/18/2026	(57)
Citgroup Global Markets Inc	GBP	GBP	USD	302,500	(400,811)	12/17/2025	(7,297)
Deutsche Bank AG	GBP	GBP	USD	625,000	(828,122)	12/15/2025	6,003
Deutsche Bank AG	GBP	GBP	USD	625,000	(828,122)	12/15/2025	3,210
Deutsche Bank AG	GBP	GBP	USD	250,000	(331,249)	12/15/2025	1,284
Deutsche Bank AG	GBP	GBP	USD	177,470	(235,147)	12/15/2025	1,233
Deutsche Bank AG	GBP	GBP	USD	62,500	(82,812)	12/15/2025	67
Deutsche Bank AG	GBP	GBP	USD	87,716	(116,224)	12/15/2025	10
Deutsche Bank AG	GBP	USD	GBP	(62,500)	82,812	12/15/2025	(183)
Deutsche Bank AG	GBP	USD	GBP	(125,000)	165,624	12/15/2025	(679)
Deutsche Bank AG	GBP	USD	GBP	(62,500)	82,812	12/15/2025	(1,068)
Deutsche Bank AG	GBP	USD	GBP	(88,237)	116,914	12/15/2025	(1,368)
Deutsche Bank AG	GBP	USD	GBP	(125,000)	165,624	12/15/2025	(1,411)
Deutsche Bank AG	GBP	USD	GBP	(1,416,354)	1,876,662	12/15/2025	(10,197)
JP Morgan Securities LLC	GBP	USD	GBP	(42,216)	55,936	12/17/2025	1,243

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	GBP	USD	GBP	(42,216)	55,936	12/17/2025	$1,159
JP Morgan Securities LLC	GBP	USD	GBP	(42,216)	55,936	12/17/2025	1,151
JP Morgan Securities LLC	GBP	USD	GBP	(36,592)	48,484	12/17/2025	979
JP Morgan Securities LLC	GBP	USD	GBP	(29,594)	39,212	12/17/2025	752
JP Morgan Securities LLC	GBP	USD	GBP	(29,530)	39,127	12/17/2025	743
JP Morgan Securities LLC	GBP	USD	GBP	(29,532)	39,130	12/17/2025	743
JP Morgan Securities LLC	GBP	USD	GBP	(29,818)	39,509	12/17/2025	741
JP Morgan Securities LLC	GBP	USD	GBP	(29,492)	39,077	12/17/2025	673
JP Morgan Securities LLC	GBP	USD	GBP	(29,347)	38,885	12/17/2025	652
JP Morgan Securities LLC	GBP	USD	GBP	(14,072)	18,645	12/17/2025	386
JP Morgan Securities LLC	GBP	GBP	USD	4,623	(6,125)	12/17/2025	58
JP Morgan Securities LLC	GBP	GBP	USD	3,802	(5,038)	12/17/2025	43
JP Morgan Securities LLC	GBP	GBP	USD	4,606	(6,103)	12/17/2025	42
JP Morgan Securities LLC	GBP	USD	GBP	(4,606)	6,103	3/18/2026	(41)
JP Morgan Securities LLC	GBP	USD	GBP	(3,802)	5,038	3/18/2026	(43)
JP Morgan Securities LLC	GBP	USD	GBP	(4,623)	6,125	3/18/2026	(57)
JP Morgan Securities LLC	GBP	GBP	USD	302,500	(400,811)	12/17/2025	(7,296)
Societe Generale SA	GBP	GBP	USD	44,176	(58,533)	12/17/2025	583
Societe Generale SA	GBP	GBP	USD	22,057	(29,226)	12/17/2025	414
Societe Generale SA	GBP	GBP	USD	22,082	(29,258)	12/17/2025	414
Societe Generale SA	GBP	GBP	USD	22,098	(29,279)	12/17/2025	414
Societe Generale SA	GBP	GBP	USD	22,103	(29,287)	12/17/2025	414
Societe Generale SA	GBP	GBP	USD	44,153	(58,503)	12/17/2025	405
Societe Generale SA	GBP	GBP	USD	22,077	(29,252)	12/17/2025	370
Societe Generale SA	GBP	GBP	USD	22,077	(29,252)	12/17/2025	370
Societe Generale SA	GBP	GBP	USD	22,043	(29,206)	12/17/2025	284
Societe Generale SA	GBP	GBP	USD	22,046	(29,210)	12/17/2025	284
Societe Generale SA	GBP	GBP	USD	44,014	(58,319)	12/17/2025	250

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	GBP	GBP	USD	22,056	(29,224)	12/17/2025	$202
Societe Generale SA	GBP	GBP	USD	22,063	(29,233)	12/17/2025	202
Societe Generale SA	GBP	GBP	USD	22,066	(29,238)	12/17/2025	182
Societe Generale SA	GBP	GBP	USD	22,070	(29,243)	12/17/2025	182
Societe Generale SA	GBP	GBP	USD	21,991	(29,138)	12/17/2025	166
Societe Generale SA	GBP	GBP	USD	21,994	(29,141)	12/17/2025	166
Societe Generale SA	GBP	GBP	USD	50,000	(66,250)	12/17/2025	137
Societe Generale SA	GBP	GBP	USD	25,000	(33,125)	12/17/2025	129
Societe Generale SA	GBP	GBP	USD	25,000	(33,125)	12/17/2025	123
Societe Generale SA	GBP	GBP	USD	21,967	(29,107)	12/17/2025	3
Societe Generale SA	GBP	GBP	USD	21,970	(29,110)	12/17/2025	3
Societe Generale SA	GBP	GBP	USD	21,925	(29,051)	12/17/2025	3
Societe Generale SA	GBP	GBP	USD	21,926	(29,052)	12/17/2025	3
Societe Generale SA	GBP	GBP	USD	21,924	(29,049)	12/17/2025	3
Societe Generale SA	GBP	GBP	USD	21,924	(29,049)	12/17/2025	3
Societe Generale SA	GBP	GBP	USD	21,914	(29,036)	12/17/2025	—
Societe Generale SA	GBP	GBP	USD	50,000	(66,250)	12/17/2025	(6)
Societe Generale SA	GBP	USD	GBP	(22,080)	29,256	12/17/2025	(90)
Societe Generale SA	GBP	USD	GBP	(22,081)	29,257	12/17/2025	(90)
Societe Generale SA	GBP	USD	GBP	(22,121)	29,310	12/17/2025	(179)
Societe Generale SA	GBP	USD	GBP	(22,125)	29,315	12/17/2025	(184)
Societe Generale SA	GBP	USD	GBP	(25,000)	33,125	12/17/2025	(264)
Societe Generale SA	GBP	USD	GBP	(25,000)	33,125	12/17/2025	(265)
Societe Generale SA	GBP	USD	GBP	(22,133)	29,326	12/17/2025	(271)
Societe Generale SA	GBP	USD	GBP	(22,134)	29,328	12/17/2025	(273)
Societe Generale SA	GBP	USD	GBP	(50,000)	66,250	12/17/2025	(794)
Societe Generale SA	GBP	USD	GBP	(131,976)	174,868	12/17/2025	(910)
Societe Generale SA	GBP	USD	GBP	(132,050)	174,966	12/17/2025	(1,008)
Societe Generale SA	GBP	USD	GBP	(153,964)	204,001	12/17/2025	(1,051)
Societe Generale SA	GBP	USD	GBP	(154,053)	204,120	12/17/2025	(1,169)
Societe Generale SA	GBP	USD	GBP	(150,000)	198,749	12/17/2025	(1,816)
Societe Generale SA	GBP	USD	GBP	(285,940)	378,869	12/17/2025	(1,961)
Societe Generale SA	GBP	USD	GBP	(418,041)	553,902	12/17/2025	(3,036)
Citgroup Global Markets Inc	HUF	HUF	USD	5,000,000	(15,211)	12/17/2025	471
Citgroup Global Markets Inc	HUF	HUF	USD	2,397,430	(7,294)	12/17/2025	308
Citgroup Global Markets Inc	HUF	HUF	USD	2,397,428	(7,294)	12/17/2025	300
Citgroup Global Markets Inc	HUF	HUF	USD	2,221,350	(6,758)	12/17/2025	269
Citgroup Global Markets Inc	HUF	HUF	USD	2,221,350	(6,758)	12/17/2025	259
Citgroup Global Markets Inc	HUF	HUF	USD	2,226,294	(6,773)	12/17/2025	216

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	HUF	HUF	USD	2,286,466	(6,956)	12/17/2025	$214
Citgroup Global Markets Inc	HUF	HUF	USD	2,148,552	(6,536)	12/17/2025	201
Citgroup Global Markets Inc	HUF	HUF	USD	2,148,552	(6,536)	12/17/2025	200
Citgroup Global Markets Inc	HUF	HUF	USD	2,737,522	(8,328)	3/18/2026	111
Citgroup Global Markets Inc	HUF	HUF	USD	2,736,712	(8,326)	3/18/2026	92
Citgroup Global Markets Inc	HUF	HUF	USD	2,741,160	(8,339)	3/18/2026	71
Citgroup Global Markets Inc	HUF	HUF	USD	2,741,160	(8,339)	3/18/2026	71
Citgroup Global Markets Inc	HUF	HUF	USD	557,300	(1,695)	12/17/2025	70
Citgroup Global Markets Inc	HUF	HUF	USD	702,896	(2,138)	12/17/2025	70
Citgroup Global Markets Inc	HUF	HUF	USD	487,240	(1,482)	12/17/2025	47
Citgroup Global Markets Inc	HUF	HUF	USD	205,142	(624)	12/17/2025	24
Citgroup Global Markets Inc	HUF	HUF	USD	387,478	(1,179)	3/18/2026	19
Citgroup Global Markets Inc	HUF	HUF	USD	388,288	(1,181)	3/18/2026	11
Citgroup Global Markets Inc	HUF	HUF	USD	368,966	(1,122)	3/18/2026	9
Citgroup Global Markets Inc	HUF	HUF	USD	398,714	(1,213)	3/18/2026	6
Citgroup Global Markets Inc	HUF	USD	HUF	(398,714)	1,213	12/17/2025	(6)
Citgroup Global Markets Inc	HUF	USD	HUF	(368,966)	1,122	12/17/2025	(9)
Citgroup Global Markets Inc	HUF	USD	HUF	(388,288)	1,181	12/17/2025	(11)
Citgroup Global Markets Inc	HUF	USD	HUF	(387,478)	1,179	12/17/2025	(20)
Citgroup Global Markets Inc	HUF	USD	HUF	(2,741,160)	8,339	12/17/2025	(72)
Citgroup Global Markets Inc	HUF	USD	HUF	(2,741,160)	8,339	12/17/2025	(72)
Citgroup Global Markets Inc	HUF	USD	HUF	(2,736,712)	8,326	12/17/2025	(94)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	HUF	USD	HUF	(2,737,522)	8,328	12/17/2025	$(113)
Deutsche Bank AG	HUF	HUF	USD	132,570,812	(403,316)	12/15/2025	3,017
Deutsche Bank AG	HUF	HUF	USD	77,103,878	(234,571)	12/15/2025	1,436
Deutsche Bank AG	HUF	HUF	USD	33,175,856	(100,930)	12/15/2025	855
Deutsche Bank AG	HUF	HUF	USD	33,153,962	(100,863)	12/15/2025	789
Deutsche Bank AG	HUF	HUF	USD	33,137,793	(100,814)	12/15/2025	739
Deutsche Bank AG	HUF	USD	HUF	(38,234,218)	116,319	12/15/2025	(210)
Deutsche Bank AG	HUF	USD	HUF	(38,268,227)	116,422	12/15/2025	(601)
JP Morgan Securities LLC	HUF	HUF	USD	5,000,000	(15,211)	12/17/2025	471
JP Morgan Securities LLC	HUF	HUF	USD	2,397,429	(7,294)	12/17/2025	308
JP Morgan Securities LLC	HUF	HUF	USD	2,397,429	(7,294)	12/17/2025	300
JP Morgan Securities LLC	HUF	HUF	USD	2,221,350	(6,758)	12/17/2025	269
JP Morgan Securities LLC	HUF	HUF	USD	2,221,350	(6,758)	12/17/2025	259
JP Morgan Securities LLC	HUF	HUF	USD	2,226,294	(6,773)	12/17/2025	216
JP Morgan Securities LLC	HUF	HUF	USD	2,286,466	(6,956)	12/17/2025	214
JP Morgan Securities LLC	HUF	HUF	USD	2,148,552	(6,536)	12/17/2025	201
JP Morgan Securities LLC	HUF	HUF	USD	2,148,552	(6,536)	12/17/2025	200
JP Morgan Securities LLC	HUF	HUF	USD	2,737,522	(8,328)	3/18/2026	111
JP Morgan Securities LLC	HUF	HUF	USD	2,736,712	(8,326)	3/18/2026	92
JP Morgan Securities LLC	HUF	HUF	USD	2,741,160	(8,339)	3/18/2026	71
JP Morgan Securities LLC	HUF	HUF	USD	2,741,160	(8,339)	3/18/2026	71
JP Morgan Securities LLC	HUF	HUF	USD	557,300	(1,695)	12/17/2025	70
JP Morgan Securities LLC	HUF	HUF	USD	702,896	(2,138)	12/17/2025	70
JP Morgan Securities LLC	HUF	HUF	USD	487,240	(1,482)	12/17/2025	47
JP Morgan Securities LLC	HUF	HUF	USD	205,142	(624)	12/17/2025	24

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	HUF	HUF	USD	387,478	(1,179)	3/18/2026	$19
JP Morgan Securities LLC	HUF	HUF	USD	388,288	(1,181)	3/18/2026	11
JP Morgan Securities LLC	HUF	HUF	USD	368,966	(1,122)	3/18/2026	9
JP Morgan Securities LLC	HUF	HUF	USD	398,714	(1,213)	3/18/2026	6
JP Morgan Securities LLC	HUF	USD	HUF	(398,714)	1,213	12/17/2025	(6)
JP Morgan Securities LLC	HUF	USD	HUF	(368,966)	1,122	12/17/2025	(9)
JP Morgan Securities LLC	HUF	USD	HUF	(388,288)	1,181	12/17/2025	(11)
JP Morgan Securities LLC	HUF	USD	HUF	(387,478)	1,179	12/17/2025	(20)
JP Morgan Securities LLC	HUF	USD	HUF	(2,741,160)	8,339	12/17/2025	(72)
JP Morgan Securities LLC	HUF	USD	HUF	(2,741,160)	8,339	12/17/2025	(72)
JP Morgan Securities LLC	HUF	USD	HUF	(2,736,712)	8,326	12/17/2025	(94)
JP Morgan Securities LLC	HUF	USD	HUF	(2,737,522)	8,328	12/17/2025	(113)
Societe Generale SA	HUF	HUF	USD	96,780,277	(294,432)	12/17/2025	3,590
Societe Generale SA	HUF	HUF	USD	76,993,880	(234,236)	12/17/2025	2,447
Societe Generale SA	HUF	USD	HUF	(19,314,260)	58,759	12/17/2025	(719)
Societe Generale SA	IDR	USD	IDR	(1,635,088,040)	98,174	12/17/2025	1,829
Societe Generale SA	IDR	IDR	USD	838,315,980	(50,334)	12/17/2025	332
Societe Generale SA	IDR	IDR	USD	837,340,980	(50,276)	12/17/2025	274
Societe Generale SA	IDR	IDR	USD	837,075,980	(50,260)	12/17/2025	258
Societe Generale SA	IDR	IDR	USD	415,970,490	(24,976)	12/17/2025	(25)
Societe Generale SA	IDR	IDR	USD	415,897,990	(24,971)	12/17/2025	(29)
Societe Generale SA	IDR	IDR	USD	415,330,490	(24,937)	12/17/2025	(64)
Societe Generale SA	IDR	IDR	USD	415,307,990	(24,936)	12/17/2025	(65)
Societe Generale SA	IDR	IDR	USD	831,100,000	(49,901)	12/17/2025	(101)
Societe Generale SA	IDR	USD	IDR	(418,171,260)	25,108	12/17/2025	(107)
Societe Generale SA	IDR	USD	IDR	(418,297,010)	25,115	12/17/2025	(115)
Societe Generale SA	IDR	USD	IDR	(418,423,260)	25,123	12/17/2025	(122)
Societe Generale SA	IDR	USD	IDR	(418,612,500)	25,134	12/17/2025	(133)
Societe Generale SA	IDR	USD	IDR	(418,701,760)	25,140	12/17/2025	(139)
Societe Generale SA	IDR	USD	IDR	(418,817,010)	25,147	12/17/2025	(146)
Societe Generale SA	IDR	USD	IDR	(836,174,020)	50,206	12/17/2025	(204)
Societe Generale SA	IDR	USD	IDR	(836,575,000)	50,230	12/17/2025	(228)
Societe Generale SA	IDR	USD	IDR	(420,442,010)	25,244	12/17/2025	(243)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	IDR	USD	IDR	(420,482,010)	25,247	12/17/2025	$(246)
Societe Generale SA	IDR	USD	IDR	(420,552,010)	25,251	12/17/2025	(250)
Societe Generale SA	IDR	USD	IDR	(420,838,510)	25,268	12/17/2025	(267)
Societe Generale SA	IDR	USD	IDR	(837,696,520)	50,297	12/17/2025	(295)
Societe Generale SA	IDR	USD	IDR	(1,675,780,000)	100,617	12/22/2025	(616)
Societe Generale SA	IDR	USD	IDR	(1,677,605,300)	100,727	12/22/2025	(725)
Deutsche Bank AG	ILS	ILS	USD	325,404	(99,952)	12/15/2025	(77)
Deutsche Bank AG	ILS	ILS	USD	322,307	(99,001)	12/15/2025	(1,028)
Deutsche Bank AG	ILS	ILS	USD	958,266	(294,344)	12/15/2025	(5,742)
Societe Generale SA	ILS	USD	ILS	(81,545)	25,048	12/17/2025	(41)
Societe Generale SA	ILS	USD	ILS	(81,579)	25,058	12/17/2025	(51)
Societe Generale SA	ILS	USD	ILS	(81,884)	25,152	12/17/2025	(145)
Societe Generale SA	ILS	USD	ILS	(81,884)	25,152	12/17/2025	(145)
Societe Generale SA	ILS	USD	ILS	(81,958)	25,174	12/17/2025	(168)
Societe Generale SA	ILS	USD	ILS	(81,983)	25,182	12/17/2025	(175)
Societe Generale SA	ILS	ILS	USD	160,215	(49,212)	12/17/2025	(801)
Societe Generale SA	ILS	ILS	USD	1,618,016	(496,995)	12/17/2025	(3,139)
Citgroup Global Markets Inc	INR	USD	INR	(1,266,027)	14,154	12/17/2025	111
Citgroup Global Markets Inc	INR	USD	INR	(1,266,027)	14,154	12/17/2025	103
Citgroup Global Markets Inc	INR	USD	INR	(2,500,000)	27,949	12/17/2025	35
Citgroup Global Markets Inc	INR	USD	INR	(2,500,000)	27,949	12/17/2025	29
Citgroup Global Markets Inc	INR	USD	INR	(1,266,027)	14,154	12/17/2025	21
Citgroup Global Markets Inc	INR	INR	USD	1,266,027	(14,154)	3/18/2026	(25)
Citgroup Global Markets Inc	INR	INR	USD	1,266,027	(14,154)	3/18/2026	(109)
Citgroup Global Markets Inc	INR	INR	USD	1,266,027	(14,154)	3/18/2026	(117)
Citgroup Global Markets Inc	INR	INR	USD	1,266,027	(14,154)	12/17/2025	(132)
Citgroup Global Markets Inc	INR	INR	USD	1,266,028	(14,154)	12/17/2025	(151)
Citgroup Global Markets Inc	INR	INR	USD	1,266,027	(14,154)	12/17/2025	(184)
Citgroup Global Markets Inc	INR	INR	USD	1,266,027	(14,154)	12/17/2025	(197)
Citgroup Global Markets Inc	INR	INR	USD	1,266,028	(14,154)	12/17/2025	(204)
Citgroup Global Markets Inc	INR	INR	USD	1,266,026	(14,154)	12/17/2025	(217)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	INR	INR	USD	1,266,028	(14,154)	12/17/2025	$(232)
Citgroup Global Markets Inc	INR	INR	USD	1,266,026	(14,154)	12/17/2025	(252)
Deutsche Bank AG	INR	USD	INR	(97,717,697)	1,092,459	12/12/2025	7,029
Deutsche Bank AG	INR	USD	INR	(53,335,632)	596,279	12/18/2025	3,679
Deutsche Bank AG	INR	USD	INR	(35,502,516)	396,909	12/10/2025	2,852
Deutsche Bank AG	INR	USD	INR	(35,761,660)	399,806	12/31/2025	511
Deutsche Bank AG	INR	USD	INR	(17,873,649)	199,823	12/26/2025	269
Deutsche Bank AG	INR	USD	INR	(17,881,629)	199,912	12/31/2025	247
Deutsche Bank AG	INR	USD	INR	(15,059,357)	168,360	1/2/2026	210
Deutsche Bank AG	INR	USD	INR	(8,942,615)	99,976	12/31/2025	103
Deutsche Bank AG	INR	USD	INR	(2,824,367)	31,576	1/2/2026	38
Deutsche Bank AG	INR	INR	USD	35,719,438	(399,334)	12/10/2025	(425)
JP Morgan Securities LLC	INR	USD	INR	(1,266,027)	14,154	12/17/2025	111
JP Morgan Securities LLC	INR	USD	INR	(1,266,027)	14,154	12/17/2025	103
JP Morgan Securities LLC	INR	USD	INR	(2,500,000)	27,949	12/17/2025	35
JP Morgan Securities LLC	INR	USD	INR	(2,500,000)	27,949	12/17/2025	29
JP Morgan Securities LLC	INR	USD	INR	(1,266,027)	14,154	12/17/2025	21
JP Morgan Securities LLC	INR	INR	USD	1,266,027	(14,154)	3/18/2026	(25)
JP Morgan Securities LLC	INR	INR	USD	1,266,027	(14,154)	3/18/2026	(109)
JP Morgan Securities LLC	INR	INR	USD	1,266,027	(14,154)	3/18/2026	(117)
JP Morgan Securities LLC	INR	INR	USD	1,266,028	(14,154)	12/17/2025	(132)
JP Morgan Securities LLC	INR	INR	USD	1,266,027	(14,154)	12/17/2025	(151)
JP Morgan Securities LLC	INR	INR	USD	1,266,028	(14,154)	12/17/2025	(183)
JP Morgan Securities LLC	INR	INR	USD	1,266,026	(14,154)	12/17/2025	(197)
JP Morgan Securities LLC	INR	INR	USD	1,266,028	(14,154)	12/17/2025	(204)
JP Morgan Securities LLC	INR	INR	USD	1,266,026	(14,154)	12/17/2025	(217)
JP Morgan Securities LLC	INR	INR	USD	1,266,027	(14,154)	12/17/2025	(232)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	INR	INR	USD	1,266,027	(14,154)	12/17/2025	$(252)
Societe Generale SA	INR	USD	INR	(31,009,800)	346,682	12/17/2025	3,271
Societe Generale SA	INR	USD	INR	(17,727,378)	198,188	12/22/2025	1,851
Societe Generale SA	INR	USD	INR	(8,881,030)	99,288	12/22/2025	732
Societe Generale SA	INR	USD	INR	(2,214,086)	24,753	12/17/2025	244
Societe Generale SA	INR	USD	INR	(2,215,361)	24,767	12/17/2025	229
Societe Generale SA	INR	USD	INR	(2,221,251)	24,833	12/17/2025	164
Societe Generale SA	INR	USD	INR	(2,221,826)	24,839	12/17/2025	157
Societe Generale SA	INR	USD	INR	(2,224,086)	24,865	12/17/2025	132
Societe Generale SA	INR	USD	INR	(2,225,111)	24,876	12/17/2025	120
Societe Generale SA	INR	USD	INR	(2,226,211)	24,888	12/17/2025	108
Societe Generale SA	INR	USD	INR	(2,227,536)	24,903	12/17/2025	93
Societe Generale SA	INR	USD	INR	(2,227,893)	24,907	12/17/2025	89
Societe Generale SA	INR	USD	INR	(2,228,111)	24,910	12/17/2025	87
Societe Generale SA	INR	USD	INR	(2,228,148)	24,910	12/17/2025	86
Societe Generale SA	INR	USD	INR	(8,938,831)	99,934	12/22/2025	86
Societe Generale SA	INR	USD	INR	(2,228,351)	24,912	12/17/2025	84
Societe Generale SA	INR	USD	INR	(2,229,023)	24,920	12/17/2025	77
Societe Generale SA	INR	USD	INR	(2,229,501)	24,925	12/17/2025	71
Societe Generale SA	INR	USD	INR	(2,229,761)	24,928	12/17/2025	68
Societe Generale SA	INR	USD	INR	(2,230,311)	24,934	12/17/2025	62
Societe Generale SA	INR	USD	INR	(2,233,303)	24,968	12/17/2025	29
Societe Generale SA	INR	USD	INR	(2,233,553)	24,971	12/17/2025	26
Societe Generale SA	INR	USD	INR	(2,234,036)	24,976	12/17/2025	21
Societe Generale SA	INR	USD	INR	(2,234,388)	24,980	12/17/2025	17
Societe Generale SA	INR	USD	INR	(2,239,091)	25,032	12/17/2025	(36)
Societe Generale SA	INR	USD	INR	(2,239,141)	25,033	12/17/2025	(36)
Societe Generale SA	INR	INR	USD	2,220,064	(24,820)	12/17/2025	(177)
Societe Generale SA	INR	INR	USD	2,220,069	(24,820)	12/17/2025	(177)
Societe Generale SA	INR	INR	USD	2,219,864	(24,818)	12/17/2025	(179)
Societe Generale SA	INR	INR	USD	2,219,539	(24,814)	12/17/2025	(183)
Societe Generale SA	INR	INR	USD	4,453,839	(49,793)	12/17/2025	(200)
Societe Generale SA	INR	INR	USD	2,214,139	(24,754)	12/17/2025	(243)
Societe Generale SA	INR	INR	USD	2,213,989	(24,752)	12/17/2025	(245)
Societe Generale SA	INR	INR	USD	2,212,689	(24,737)	12/17/2025	(259)
Societe Generale SA	INR	INR	USD	2,211,289	(24,722)	12/17/2025	(275)
Societe Generale SA	INR	INR	USD	4,442,749	(49,669)	12/17/2025	(324)
Societe Generale SA	INR	INR	USD	2,205,089	(24,652)	12/17/2025	(344)
Societe Generale SA	INR	INR	USD	2,204,464	(24,645)	12/17/2025	(351)
Societe Generale SA	INR	INR	USD	2,203,364	(24,633)	12/17/2025	(364)
Societe Generale SA	INR	INR	USD	2,203,339	(24,633)	12/17/2025	(364)
Societe Generale SA	INR	INR	USD	2,203,234	(24,632)	12/17/2025	(365)
Societe Generale SA	INR	INR	USD	2,203,189	(24,631)	12/17/2025	(366)
Societe Generale SA	INR	INR	USD	2,202,839	(24,627)	12/17/2025	(369)
Societe Generale SA	INR	INR	USD	2,202,644	(24,625)	12/17/2025	(372)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	JPY	USD	JPY	(233,279,111)	1,494,900	12/15/2025	$19,496
Deutsche Bank AG	JPY	USD	JPY	(126,699,250)	811,914	12/15/2025	11,853
Deutsche Bank AG	JPY	USD	JPY	(97,263,240)	623,283	12/15/2025	8,977
Deutsche Bank AG	JPY	USD	JPY	(125,000,000)	801,025	12/15/2025	8,913
Deutsche Bank AG	JPY	USD	JPY	(110,439,130)	707,716	12/15/2025	5,859
Deutsche Bank AG	JPY	USD	JPY	(162,434,848)	1,040,915	12/15/2025	3,319
Deutsche Bank AG	JPY	USD	JPY	(17,948,062)	115,015	12/15/2025	1,335
Deutsche Bank AG	JPY	USD	JPY	(12,500,000)	80,103	12/15/2025	714
Deutsche Bank AG	JPY	JPY	USD	18,004,918	(115,379)	12/15/2025	439
Deutsche Bank AG	JPY	USD	JPY	(20,141,880)	129,073	12/15/2025	279
Deutsche Bank AG	JPY	JPY	USD	12,500,000	(80,103)	12/15/2025	197
Deutsche Bank AG	JPY	USD	JPY	(20,152,178)	129,139	12/15/2025	(27)
Deutsche Bank AG	JPY	USD	JPY	(36,204,666)	232,007	12/15/2025	(60)
Deutsche Bank AG	JPY	USD	JPY	(22,168,764)	142,062	12/15/2025	(165)
Deutsche Bank AG	JPY	JPY	USD	36,073,270	(231,165)	12/15/2025	(238)
Deutsche Bank AG	JPY	JPY	USD	17,935,036	(114,931)	12/15/2025	(861)
Deutsche Bank AG	JPY	JPY	USD	25,282,518	(162,015)	12/15/2025	(1,969)
Deutsche Bank AG	JPY	JPY	USD	75,000,000	(480,615)	12/15/2025	(5,177)
Deutsche Bank AG	JPY	JPY	USD	105,198,156	(674,131)	12/15/2025	(8,210)
Societe Generale SA	JPY	USD	JPY	(168,796,540)	1,081,682	12/17/2025	17,601
Societe Generale SA	JPY	USD	JPY	(53,382,510)	342,086	12/17/2025	5,266
Societe Generale SA	JPY	USD	JPY	(48,939,360)	313,613	12/17/2025	4,793
Societe Generale SA	JPY	USD	JPY	(39,954,749)	256,038	12/17/2025	4,476
Societe Generale SA	JPY	USD	JPY	(40,017,629)	256,441	12/17/2025	4,073
Societe Generale SA	JPY	USD	JPY	(35,515,340)	227,589	12/17/2025	3,979
Societe Generale SA	JPY	USD	JPY	(35,517,312)	227,602	12/17/2025	3,966
Societe Generale SA	JPY	USD	JPY	(40,047,464)	256,632	12/17/2025	3,882
Societe Generale SA	JPY	USD	JPY	(35,583,792)	228,028	12/17/2025	3,540
Societe Generale SA	JPY	USD	JPY	(35,587,174)	228,050	12/17/2025	3,518
Societe Generale SA	JPY	USD	JPY	(35,587,824)	228,054	12/17/2025	3,514
Societe Generale SA	JPY	USD	JPY	(22,241,644)	142,529	12/17/2025	2,201
Societe Generale SA	JPY	USD	JPY	(22,253,968)	142,608	12/17/2025	2,122
Societe Generale SA	JPY	USD	JPY	(7,715,110)	49,440	12/17/2025	527
Societe Generale SA	JPY	USD	JPY	(8,969,283)	57,477	12/17/2025	519
Societe Generale SA	JPY	USD	JPY	(3,839,602)	24,605	12/17/2025	379
Societe Generale SA	JPY	USD	JPY	(3,839,645)	24,605	12/17/2025	378
Societe Generale SA	JPY	USD	JPY	(3,849,438)	24,668	12/17/2025	316
Societe Generale SA	JPY	USD	JPY	(3,849,445)	24,668	12/17/2025	316
Societe Generale SA	JPY	USD	JPY	(4,491,921)	28,785	12/17/2025	190
Societe Generale SA	JPY	USD	JPY	(4,491,941)	28,785	12/17/2025	190
Societe Generale SA	JPY	USD	JPY	(3,869,408)	24,796	12/17/2025	188
Societe Generale SA	JPY	USD	JPY	(3,869,504)	24,797	12/17/2025	187
Societe Generale SA	JPY	USD	JPY	(3,870,479)	24,803	12/17/2025	181
Societe Generale SA	JPY	USD	JPY	(3,870,479)	24,803	12/17/2025	181
Societe Generale SA	JPY	USD	JPY	(3,873,485)	24,822	12/17/2025	161
Societe Generale SA	JPY	USD	JPY	(4,496,792)	28,816	12/17/2025	159

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	JPY	USD	JPY	(3,873,808)	24,824	12/17/2025	$159
Societe Generale SA	JPY	USD	JPY	(4,496,963)	28,817	12/17/2025	158
Societe Generale SA	JPY	JPY	USD	9,047,162	(57,976)	12/17/2025	89
Societe Generale SA	JPY	USD	JPY	(7,788,714)	49,912	12/17/2025	55
Societe Generale SA	JPY	USD	JPY	(4,498,203)	28,825	12/17/2025	17
Societe Generale SA	JPY	USD	JPY	(4,499,548)	28,834	12/17/2025	8
Societe Generale SA	JPY	USD	JPY	(3,900,309)	24,994	12/17/2025	(11)
Societe Generale SA	JPY	USD	JPY	(3,900,653)	24,996	12/17/2025	(13)
Societe Generale SA	JPY	USD	JPY	(3,906,712)	25,035	12/17/2025	(52)
Societe Generale SA	JPY	USD	JPY	(3,906,855)	25,036	12/17/2025	(53)
Societe Generale SA	JPY	USD	JPY	(4,512,506)	28,917	12/17/2025	(75)
Societe Generale SA	JPY	USD	JPY	(3,910,558)	25,060	12/17/2025	(76)
Societe Generale SA	JPY	USD	JPY	(4,512,837)	28,919	12/17/2025	(77)
Societe Generale SA	JPY	USD	JPY	(4,507,632)	28,886	12/17/2025	(77)
Societe Generale SA	JPY	USD	JPY	(3,910,708)	25,061	12/17/2025	(77)
Societe Generale SA	JPY	USD	JPY	(4,507,710)	28,886	12/17/2025	(78)
Societe Generale SA	JPY	USD	JPY	(3,922,916)	25,139	12/17/2025	(156)
Societe Generale SA	JPY	USD	JPY	(3,922,941)	25,139	12/17/2025	(156)
Societe Generale SA	JPY	USD	JPY	(4,529,869)	29,028	12/17/2025	(186)
Societe Generale SA	JPY	USD	JPY	(4,530,827)	29,034	12/17/2025	(192)
Societe Generale SA	JPY	USD	JPY	(7,830,475)	50,179	12/17/2025	(213)
Societe Generale SA	JPY	USD	JPY	(3,936,620)	25,227	12/17/2025	(243)
Societe Generale SA	JPY	USD	JPY	(3,936,771)	25,228	12/17/2025	(244)
Societe Generale SA	JPY	JPY	USD	7,743,080	(49,619)	12/17/2025	(348)
Societe Generale SA	JPY	USD	JPY	(7,860,425)	50,371	12/17/2025	(405)
Societe Generale SA	JPY	USD	JPY	(9,075,379)	58,157	12/17/2025	(472)
Societe Generale SA	JPY	JPY	USD	17,974,630	(115,185)	12/17/2025	(640)
Citgroup Global Markets Inc	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	28
Citgroup Global Markets Inc	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	26
Citgroup Global Markets Inc	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	25
Citgroup Global Markets Inc	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	19
Citgroup Global Markets Inc	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	18
Citgroup Global Markets Inc	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	17
Citgroup Global Markets Inc	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	12
Citgroup Global Markets Inc	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	7
Citgroup Global Markets Inc	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	3

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	$—
Citgroup Global Markets Inc	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(3)
Citgroup Global Markets Inc	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(6)
Citgroup Global Markets Inc	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	(9)
Citgroup Global Markets Inc	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(14)
Citgroup Global Markets Inc	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(19)
Citgroup Global Markets Inc	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(21)
Citgroup Global Markets Inc	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(21)
Citgroup Global Markets Inc	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(26)
Citgroup Global Markets Inc	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	(28)
Citgroup Global Markets Inc	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(30)
Citgroup Global Markets Inc	KRW	KRW	USD	25,000,000	(16,999)	12/17/2025	(560)
Citgroup Global Markets Inc	KRW	KRW	USD	25,000,000	(16,999)	12/17/2025	(574)
Citgroup Global Markets Inc	KRW	KRW	USD	25,000,000	(16,999)	12/17/2025	(975)
Citgroup Global Markets Inc	KRW	KRW	USD	25,000,000	(16,999)	12/17/2025	(975)
Citgroup Global Markets Inc	KRW	KRW	USD	25,000,000	(16,999)	12/17/2025	(1,056)
Citgroup Global Markets Inc	KRW	KRW	USD	25,000,000	(16,999)	12/17/2025	(1,066)
Deutsche Bank AG	KRW	USD	KRW	(1,451,710,000)	987,121	12/12/2025	9,854
Deutsche Bank AG	KRW	KRW	USD	1,618,680,318	(1,100,656)	12/12/2025	4,029
Deutsche Bank AG	KRW	USD	KRW	(289,228,724)	196,667	12/8/2025	2,760
Deutsche Bank AG	KRW	USD	KRW	(145,456,757)	98,906	12/12/2025	790
Deutsche Bank AG	KRW	KRW	USD	147,092,000	(100,018)	12/26/2025	378
Deutsche Bank AG	KRW	KRW	USD	293,341,526	(199,464)	12/8/2025	45
Deutsche Bank AG	KRW	USD	KRW	(293,104,000)	199,302	12/24/2025	(4)
Deutsche Bank AG	KRW	USD	KRW	(147,209,237)	100,098	12/10/2025	(397)
Deutsche Bank AG	KRW	KRW	USD	145,748,763	(99,105)	12/19/2025	(565)
Deutsche Bank AG	KRW	KRW	USD	144,323,000	(98,136)	12/10/2025	(1,571)
Deutsche Bank AG	KRW	USD	KRW	(1,617,661,243)	1,099,963	12/26/2025	(3,918)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	$28
JP Morgan Securities LLC	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	26
JP Morgan Securities LLC	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	25
JP Morgan Securities LLC	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	19
JP Morgan Securities LLC	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	18
JP Morgan Securities LLC	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	17
JP Morgan Securities LLC	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	12
JP Morgan Securities LLC	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	7
JP Morgan Securities LLC	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	3
JP Morgan Securities LLC	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	—
JP Morgan Securities LLC	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(3)
JP Morgan Securities LLC	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(6)
JP Morgan Securities LLC	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	(9)
JP Morgan Securities LLC	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(14)
JP Morgan Securities LLC	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(19)
JP Morgan Securities LLC	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(21)
JP Morgan Securities LLC	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(21)
JP Morgan Securities LLC	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(26)
JP Morgan Securities LLC	KRW	KRW	USD	7,500,000	(5,100)	3/18/2026	(28)
JP Morgan Securities LLC	KRW	USD	KRW	(7,500,000)	5,100	12/17/2025	(30)
JP Morgan Securities LLC	KRW	KRW	USD	25,000,000	(16,999)	12/17/2025	(560)
JP Morgan Securities LLC	KRW	KRW	USD	25,000,000	(16,999)	12/17/2025	(574)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	KRW	KRW	USD	25,000,000	(16,999)	12/17/2025	$(975)
JP Morgan Securities LLC	KRW	KRW	USD	25,000,000	(16,999)	12/17/2025	(975)
JP Morgan Securities LLC	KRW	KRW	USD	25,000,000	(16,999)	12/17/2025	(1,056)
JP Morgan Securities LLC	KRW	KRW	USD	25,000,000	(16,999)	12/17/2025	(1,066)
Societe Generale SA	KRW	USD	KRW	(207,340,310)	140,985	12/17/2025	8,555
Societe Generale SA	KRW	USD	KRW	(69,231,760)	47,076	12/17/2025	2,771
Societe Generale SA	KRW	USD	KRW	(69,424,010)	47,206	12/17/2025	2,640
Societe Generale SA	KRW	USD	KRW	(69,917,050)	47,542	12/17/2025	2,303
Societe Generale SA	KRW	USD	KRW	(69,983,000)	47,586	12/17/2025	2,258
Societe Generale SA	KRW	USD	KRW	(70,715,500)	48,085	12/17/2025	1,759
Societe Generale SA	KRW	USD	KRW	(70,799,201)	48,141	12/17/2025	1,702
Societe Generale SA	KRW	USD	KRW	(71,462,510)	48,592	12/17/2025	1,249
Societe Generale SA	KRW	USD	KRW	(34,926,450)	23,749	12/17/2025	1,174
Societe Generale SA	KRW	USD	KRW	(34,932,430)	23,753	12/17/2025	1,170
Societe Generale SA	KRW	USD	KRW	(71,666,800)	48,731	12/17/2025	1,110
Societe Generale SA	KRW	USD	KRW	(35,136,750)	23,892	12/17/2025	1,030
Societe Generale SA	KRW	USD	KRW	(35,137,200)	23,892	12/17/2025	1,030
Societe Generale SA	KRW	USD	KRW	(35,390,000)	24,064	12/17/2025	857
Societe Generale SA	KRW	USD	KRW	(35,396,750)	24,069	12/17/2025	853
Societe Generale SA	KRW	USD	KRW	(35,406,580)	24,075	12/17/2025	846
Societe Generale SA	KRW	USD	KRW	(35,411,500)	24,079	12/17/2025	843
Societe Generale SA	KRW	USD	KRW	(35,463,380)	24,114	12/17/2025	807
Societe Generale SA	KRW	USD	KRW	(35,468,150)	24,117	12/17/2025	804
Societe Generale SA	KRW	USD	KRW	(145,610,250)	99,011	12/22/2025	648
Societe Generale SA	KRW	USD	KRW	(145,707,000)	99,077	12/22/2025	582
Societe Generale SA	KRW	USD	KRW	(35,853,000)	24,379	12/17/2025	542
Societe Generale SA	KRW	USD	KRW	(35,853,250)	24,379	12/17/2025	541
Societe Generale SA	KRW	USD	KRW	(146,201,000)	99,413	12/22/2025	245
Societe Generale SA	KRW	USD	KRW	(146,262,970)	99,455	12/22/2025	203
Societe Generale SA	KRW	USD	KRW	(36,646,250)	24,918	12/17/2025	—
Societe Generale SA	KRW	USD	KRW	(36,651,750)	24,922	12/17/2025	(3)
Societe Generale SA	KRW	USD	KRW	(146,669,210)	99,731	12/22/2025	(74)
Societe Generale SA	KRW	KRW	USD	71,797,790	(48,820)	12/17/2025	(1,021)
Societe Generale SA	KRW	KRW	USD	69,077,100	(46,970)	12/17/2025	(2,877)
Societe Generale SA	KRW	KRW	USD	68,715,010	(46,724)	12/17/2025	(3,124)
Societe Generale SA	KRW	KRW	USD	214,711,500	(145,998)	12/17/2025	(3,528)
Citgroup Global Markets Inc	MXN	MXN	USD	875,000	(47,753)	12/17/2025	1,484
Citgroup Global Markets Inc	MXN	MXN	USD	656,176	(35,811)	12/17/2025	1,178

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	MXN	MXN	USD	656,324	(35,819)	12/17/2025	$1,161
Citgroup Global Markets Inc	MXN	MXN	USD	656,250	(35,815)	12/17/2025	1,078
Citgroup Global Markets Inc	MXN	MXN	USD	656,250	(35,815)	12/17/2025	983
Citgroup Global Markets Inc	MXN	MXN	USD	500,000	(27,287)	12/17/2025	875
Citgroup Global Markets Inc	MXN	MXN	USD	562,500	(30,698)	3/18/2026	244
Citgroup Global Markets Inc	MXN	MXN	USD	500,000	(27,287)	12/17/2025	210
Citgroup Global Markets Inc	MXN	MXN	USD	562,500	(30,698)	3/18/2026	76
Citgroup Global Markets Inc	MXN	MXN	USD	562,500	(30,698)	3/18/2026	54
Citgroup Global Markets Inc	MXN	USD	MXN	(562,500)	30,698	12/17/2025	(49)
Citgroup Global Markets Inc	MXN	USD	MXN	(562,500)	30,698	12/17/2025	(78)
Citgroup Global Markets Inc	MXN	USD	MXN	(562,500)	30,698	12/17/2025	(247)
Deutsche Bank AG	MXN	MXN	USD	500,000	(27,287)	12/15/2025	243
Deutsche Bank AG	MXN	MXN	USD	2,500,000	(136,437)	12/15/2025	214
Deutsche Bank AG	MXN	USD	MXN	(2,000,000)	109,149	12/15/2025	(187)
Deutsche Bank AG	MXN	MXN	USD	18,500,000	(1,009,632)	12/15/2025	(695)
JP Morgan Securities LLC	MXN	MXN	USD	875,000	(47,753)	12/17/2025	1,485
JP Morgan Securities LLC	MXN	MXN	USD	656,176	(35,811)	12/17/2025	1,178
JP Morgan Securities LLC	MXN	MXN	USD	656,324	(35,819)	12/17/2025	1,161
JP Morgan Securities LLC	MXN	MXN	USD	656,250	(35,815)	12/17/2025	1,078
JP Morgan Securities LLC	MXN	MXN	USD	656,250	(35,815)	12/17/2025	983
JP Morgan Securities LLC	MXN	MXN	USD	500,000	(27,287)	12/17/2025	875
JP Morgan Securities LLC	MXN	MXN	USD	562,500	(30,698)	3/18/2026	244
JP Morgan Securities LLC	MXN	MXN	USD	500,000	(27,287)	12/17/2025	210
JP Morgan Securities LLC	MXN	MXN	USD	562,500	(30,698)	3/18/2026	76

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	MXN	MXN	USD	562,500	(30,698)	3/18/2026	$54
JP Morgan Securities LLC	MXN	USD	MXN	(562,500)	30,698	12/17/2025	(49)
JP Morgan Securities LLC	MXN	USD	MXN	(562,500)	30,698	12/17/2025	(78)
JP Morgan Securities LLC	MXN	USD	MXN	(562,500)	30,698	12/17/2025	(247)
Societe Generale SA	MXN	MXN	USD	1,385,070	(75,590)	12/17/2025	565
Societe Generale SA	MXN	MXN	USD	1,385,005	(75,586)	12/17/2025	562
Societe Generale SA	MXN	MXN	USD	1,384,976	(75,585)	12/17/2025	560
Societe Generale SA	MXN	MXN	USD	1,384,591	(75,564)	12/17/2025	539
Societe Generale SA	MXN	MXN	USD	1,384,310	(75,548)	12/17/2025	524
Societe Generale SA	MXN	MXN	USD	1,383,977	(75,530)	12/17/2025	506
Societe Generale SA	MXN	MXN	USD	923,798	(50,416)	12/17/2025	400
Societe Generale SA	MXN	MXN	USD	923,291	(50,388)	12/17/2025	372
Societe Generale SA	MXN	MXN	USD	922,915	(50,368)	12/17/2025	351
Societe Generale SA	MXN	MXN	USD	922,812	(50,362)	12/17/2025	346
Societe Generale SA	MXN	MXN	USD	462,132	(25,221)	12/17/2025	213
Societe Generale SA	MXN	MXN	USD	461,916	(25,209)	12/17/2025	201
Societe Generale SA	MXN	USD	MXN	(458,470)	25,021	12/17/2025	(13)
Societe Generale SA	MXN	USD	MXN	(458,472)	25,021	12/17/2025	(13)
Societe Generale SA	MXN	USD	MXN	(459,238)	25,063	12/17/2025	(55)
Societe Generale SA	MXN	USD	MXN	(459,239)	25,063	12/17/2025	(55)
Societe Generale SA	MXN	USD	MXN	(2,500,000)	136,437	12/17/2025	(1,105)
Deutsche Bank AG	NOK	USD	NOK	(9,500,000)	939,441	12/15/2025	5,789
Deutsche Bank AG	NOK	USD	NOK	(2,927,498)	289,496	12/15/2025	2,067
Deutsche Bank AG	NOK	NOK	USD	1,466,572	(145,027)	12/15/2025	(117)
Deutsche Bank AG	NOK	USD	NOK	(1,473,812)	145,743	12/15/2025	(517)
Deutsche Bank AG	NOK	USD	NOK	(1,479,024)	146,258	12/15/2025	(1,932)
Deutsche Bank AG	NOK	USD	NOK	(2,956,448)	292,359	12/15/2025	(2,089)
Deutsche Bank AG	NOK	NOK	USD	9,060,824	(896,011)	12/15/2025	(4,640)
Societe Generale SA	NOK	NOK	USD	293,806	(29,054)	12/17/2025	286
Societe Generale SA	NOK	NOK	USD	293,896	(29,063)	12/17/2025	286
Societe Generale SA	NOK	USD	NOK	(292,277)	28,903	12/17/2025	257
Societe Generale SA	NOK	USD	NOK	(292,320)	28,907	12/17/2025	253
Societe Generale SA	NOK	NOK	USD	293,910	(29,064)	12/17/2025	221
Societe Generale SA	NOK	NOK	USD	294,072	(29,080)	12/17/2025	221
Societe Generale SA	NOK	NOK	USD	293,046	(28,979)	12/17/2025	220
Societe Generale SA	NOK	NOK	USD	293,303	(29,004)	12/17/2025	220
Societe Generale SA	NOK	NOK	USD	2,000,000	(197,777)	12/17/2025	190
Societe Generale SA	NOK	USD	NOK	(292,290)	28,904	12/17/2025	136
Societe Generale SA	NOK	USD	NOK	(292,482)	28,923	12/17/2025	117
Societe Generale SA	NOK	NOK	USD	3,515,517	(347,644)	12/17/2025	52
Societe Generale SA	NOK	NOK	USD	293,840	(29,057)	12/17/2025	(24)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	NOK	NOK	USD	293,863	(29,060)	12/17/2025	$(24)
Societe Generale SA	NOK	NOK	USD	587,782	(58,125)	12/17/2025	(59)
Societe Generale SA	NOK	USD	NOK	(294,723)	29,145	12/17/2025	(114)
Societe Generale SA	NOK	USD	NOK	(294,727)	29,145	12/17/2025	(115)
Societe Generale SA	NOK	USD	NOK	(1,000,000)	98,888	12/17/2025	(188)
Societe Generale SA	NOK	USD	NOK	(295,642)	29,236	12/17/2025	(205)
Societe Generale SA	NOK	USD	NOK	(295,745)	29,246	12/17/2025	(215)
Societe Generale SA	NOK	USD	NOK	(295,800)	29,251	12/17/2025	(221)
Societe Generale SA	NOK	USD	NOK	(295,952)	29,266	12/17/2025	(236)
Societe Generale SA	NOK	USD	NOK	(296,103)	29,281	12/17/2025	(323)
Societe Generale SA	NOK	USD	NOK	(296,163)	29,287	12/17/2025	(328)
Societe Generale SA	NOK	USD	NOK	(295,639)	29,235	12/17/2025	(366)
Societe Generale SA	NOK	USD	NOK	(295,736)	29,245	12/17/2025	(376)
Societe Generale SA	NOK	USD	NOK	(295,989)	29,270	12/17/2025	(421)
Societe Generale SA	NOK	USD	NOK	(296,466)	29,317	12/17/2025	(468)
Societe Generale SA	NOK	USD	NOK	(1,000,000)	98,888	12/17/2025	(812)
Societe Generale SA	NOK	NOK	USD	2,928,150	(289,560)	12/17/2025	(1,779)
Deutsche Bank AG	NZD	NZD	USD	1,148,121	(659,079)	12/15/2025	8,675
Deutsche Bank AG	NZD	NZD	USD	684,322	(392,835)	12/15/2025	2,728
Deutsche Bank AG	NZD	NZD	USD	100,000	(57,405)	12/15/2025	1,224
Deutsche Bank AG	NZD	NZD	USD	229,790	(131,911)	12/15/2025	1,199
Deutsche Bank AG	NZD	NZD	USD	200,000	(114,810)	12/15/2025	1,172
Deutsche Bank AG	NZD	USD	NZD	(458,106)	262,976	12/15/2025	(2,339)
Deutsche Bank AG	NZD	USD	NZD	(230,069)	132,071	12/15/2025	(2,595)
Deutsche Bank AG	NZD	USD	NZD	(1,200,000)	688,859	12/15/2025	(5,873)
Deutsche Bank AG	NZD	USD	NZD	(1,200,000)	688,859	12/15/2025	(6,560)
Deutsche Bank AG	NZD	USD	NZD	(461,450)	264,895	12/15/2025	(6,874)
Deutsche Bank AG	NZD	USD	NZD	(2,084,449)	1,196,577	12/15/2025	(20,693)
Societe Generale SA	NZD	NZD	USD	50,000	(28,702)	12/17/2025	387
Societe Generale SA	NZD	NZD	USD	50,000	(28,702)	12/17/2025	368
Societe Generale SA	NZD	NZD	USD	25,000	(14,351)	12/17/2025	243
Societe Generale SA	NZD	NZD	USD	25,000	(14,351)	12/17/2025	240
Societe Generale SA	NZD	NZD	USD	25,000	(14,351)	12/17/2025	57
Societe Generale SA	NZD	NZD	USD	25,000	(14,351)	12/17/2025	57
Societe Generale SA	NZD	NZD	USD	25,000	(14,351)	12/17/2025	55
Societe Generale SA	NZD	NZD	USD	25,000	(14,351)	12/17/2025	54
Societe Generale SA	NZD	NZD	USD	25,000	(14,351)	12/17/2025	40
Societe Generale SA	NZD	NZD	USD	25,000	(14,351)	12/17/2025	39
Societe Generale SA	NZD	NZD	USD	25,000	(14,351)	12/17/2025	36
Societe Generale SA	NZD	NZD	USD	25,000	(14,351)	12/17/2025	35
Societe Generale SA	NZD	USD	NZD	(25,000)	14,351	12/17/2025	(191)
Societe Generale SA	NZD	USD	NZD	(25,000)	14,351	12/17/2025	(194)
Societe Generale SA	NZD	USD	NZD	(25,000)	14,351	12/17/2025	(213)
Societe Generale SA	NZD	USD	NZD	(25,000)	14,351	12/17/2025	(213)
Societe Generale SA	NZD	USD	NZD	(50,000)	28,702	12/17/2025	(242)
Societe Generale SA	NZD	USD	NZD	(50,000)	28,702	12/17/2025	(277)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	NZD	USD	NZD	(25,000)	14,351	12/17/2025	$(310)
Societe Generale SA	NZD	USD	NZD	(25,000)	14,351	12/17/2025	(310)
Societe Generale SA	NZD	USD	NZD	(50,000)	28,702	12/17/2025	(322)
Societe Generale SA	NZD	USD	NZD	(50,000)	28,702	12/17/2025	(456)
Societe Generale SA	NZD	USD	NZD	(50,000)	28,702	12/17/2025	(686)
Societe Generale SA	NZD	USD	NZD	(100,000)	57,405	12/17/2025	(949)
Societe Generale SA	NZD	USD	NZD	(125,000)	71,756	12/17/2025	(1,240)
Societe Generale SA	NZD	USD	NZD	(150,000)	86,107	12/17/2025	(1,269)
Societe Generale SA	NZD	USD	NZD	(150,000)	86,107	12/17/2025	(1,316)
Societe Generale SA	NZD	USD	NZD	(175,000)	100,459	12/17/2025	(1,581)
Societe Generale SA	NZD	USD	NZD	(175,000)	100,459	12/17/2025	(1,597)
Societe Generale SA	NZD	USD	NZD	(175,000)	100,459	12/17/2025	(1,598)
Societe Generale SA	NZD	USD	NZD	(175,000)	100,459	12/17/2025	(1,694)
Societe Generale SA	NZD	USD	NZD	(200,000)	114,810	12/17/2025	(1,709)
Societe Generale SA	NZD	USD	NZD	(175,000)	100,459	12/17/2025	(1,753)
Societe Generale SA	NZD	USD	NZD	(200,000)	114,810	12/17/2025	(1,866)
Societe Generale SA	PEN	PEN	USD	706,216	(210,152)	12/17/2025	9,768
Societe Generale SA	PEN	USD	PEN	(169,777)	50,521	12/17/2025	(429)
Societe Generale SA	PHP	USD	PHP	(2,911,915)	49,653	12/17/2025	358
Societe Generale SA	PHP	PHP	USD	2,945,935	(50,233)	12/17/2025	222
Societe Generale SA	PHP	PHP	USD	2,943,950	(50,200)	12/17/2025	188
Societe Generale SA	PHP	USD	PHP	(1,455,907)	24,826	12/17/2025	180
Societe Generale SA	PHP	USD	PHP	(1,456,130)	24,830	12/17/2025	176
Societe Generale SA	PHP	USD	PHP	(2,940,915)	50,148	12/17/2025	(137)
Societe Generale SA	PHP	USD	PHP	(2,958,565)	50,449	12/17/2025	(438)
Societe Generale SA	PHP	USD	PHP	(5,913,511)	100,836	12/22/2025	(803)
Societe Generale SA	PHP	PHP	USD	2,843,360	(48,484)	12/17/2025	(1,526)
Citgroup Global Markets Inc	PLN	PLN	USD	38,812	(10,647)	12/17/2025	64
Citgroup Global Markets Inc	PLN	PLN	USD	38,812	(10,647)	12/17/2025	38
Citgroup Global Markets Inc	PLN	PLN	USD	51,750	(14,196)	12/17/2025	31
Citgroup Global Markets Inc	PLN	PLN	USD	38,813	(10,647)	12/17/2025	27
Citgroup Global Markets Inc	PLN	PLN	USD	11,022	(3,023)	3/18/2026	27
Citgroup Global Markets Inc	PLN	PLN	USD	11,800	(3,237)	3/18/2026	18
Citgroup Global Markets Inc	PLN	PLN	USD	10,022	(2,749)	3/18/2026	14
Citgroup Global Markets Inc	PLN	PLN	USD	2,500	(686)	12/17/2025	4
Citgroup Global Markets Inc	PLN	PLN	USD	1,500	(411)	12/17/2025	3

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	PLN	PLN	USD	1,500	(411)	12/17/2025	$1
Citgroup Global Markets Inc	PLN	PLN	USD	8,000	(2,195)	12/17/2025	1
Citgroup Global Markets Inc	PLN	PLN	USD	8,665	(2,377)	3/18/2026	1
Citgroup Global Markets Inc	PLN	PLN	USD	500	(137)	12/17/2025	—
Citgroup Global Markets Inc	PLN	USD	PLN	(500)	137	12/17/2025	(1)
Citgroup Global Markets Inc	PLN	PLN	USD	1,000	(274)	12/17/2025	(2)
Citgroup Global Markets Inc	PLN	USD	PLN	(8,665)	2,377	12/17/2025	(2)
Citgroup Global Markets Inc	PLN	PLN	USD	2,000	(549)	12/17/2025	(4)
Citgroup Global Markets Inc	PLN	PLN	USD	1,500	(411)	12/17/2025	(4)
Citgroup Global Markets Inc	PLN	PLN	USD	2,000	(549)	12/17/2025	(4)
Citgroup Global Markets Inc	PLN	USD	PLN	(1,500)	411	12/17/2025	(4)
Citgroup Global Markets Inc	PLN	PLN	USD	6,500	(1,783)	12/17/2025	(5)
Citgroup Global Markets Inc	PLN	USD	PLN	(6,500)	1,783	12/17/2025	(8)
Citgroup Global Markets Inc	PLN	USD	PLN	(7,000)	1,920	12/17/2025	(12)
Citgroup Global Markets Inc	PLN	USD	PLN	(9,500)	2,606	12/17/2025	(12)
Citgroup Global Markets Inc	PLN	USD	PLN	(10,022)	2,749	12/17/2025	(14)
Citgroup Global Markets Inc	PLN	USD	PLN	(19,500)	5,349	12/17/2025	(17)
Citgroup Global Markets Inc	PLN	USD	PLN	(11,800)	3,237	12/17/2025	(18)
Citgroup Global Markets Inc	PLN	USD	PLN	(21,500)	5,898	12/17/2025	(20)
Citgroup Global Markets Inc	PLN	USD	PLN	(11,022)	3,023	12/17/2025	(27)
Citgroup Global Markets Inc	PLN	PLN	USD	38,813	(10,647)	12/17/2025	(69)
Citgroup Global Markets Inc	PLN	USD	PLN	(23,000)	6,309	12/17/2025	(98)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	PLN	USD	PLN	(51,500)	14,127	12/17/2025	$(186)
Deutsche Bank AG	PLN	PLN	USD	423,873	(116,275)	12/15/2025	824
Deutsche Bank AG	PLN	PLN	USD	423,404	(116,146)	12/15/2025	25
Deutsche Bank AG	PLN	PLN	USD	364,942	(100,109)	12/15/2025	(20)
Deutsche Bank AG	PLN	USD	PLN	(365,650)	100,303	12/15/2025	(174)
Deutsche Bank AG	PLN	PLN	USD	2,913,878	(799,319)	12/15/2025	(1,712)
JP Morgan Securities LLC	PLN	PLN	USD	38,812	(10,647)	12/17/2025	64
JP Morgan Securities LLC	PLN	PLN	USD	38,812	(10,647)	12/17/2025	38
JP Morgan Securities LLC	PLN	PLN	USD	51,750	(14,196)	12/17/2025	31
JP Morgan Securities LLC	PLN	PLN	USD	38,813	(10,647)	12/17/2025	27
JP Morgan Securities LLC	PLN	PLN	USD	11,022	(3,023)	3/18/2026	27
JP Morgan Securities LLC	PLN	PLN	USD	11,800	(3,237)	3/18/2026	18
JP Morgan Securities LLC	PLN	PLN	USD	10,022	(2,749)	3/18/2026	14
JP Morgan Securities LLC	PLN	PLN	USD	2,500	(686)	12/17/2025	4
JP Morgan Securities LLC	PLN	PLN	USD	1,500	(411)	12/17/2025	3
JP Morgan Securities LLC	PLN	PLN	USD	1,500	(411)	12/17/2025	1
JP Morgan Securities LLC	PLN	PLN	USD	8,000	(2,195)	12/17/2025	1
JP Morgan Securities LLC	PLN	PLN	USD	8,665	(2,377)	3/18/2026	1
JP Morgan Securities LLC	PLN	PLN	USD	500	(137)	12/17/2025	—
JP Morgan Securities LLC	PLN	USD	PLN	(500)	137	12/17/2025	(1)
JP Morgan Securities LLC	PLN	PLN	USD	1,000	(274)	12/17/2025	(2)
JP Morgan Securities LLC	PLN	USD	PLN	(8,665)	2,377	12/17/2025	(2)
JP Morgan Securities LLC	PLN	PLN	USD	2,000	(549)	12/17/2025	(4)
JP Morgan Securities LLC	PLN	PLN	USD	1,500	(411)	12/17/2025	(4)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	PLN	PLN	USD	2,000	(549)	12/17/2025	$(4)
JP Morgan Securities LLC	PLN	USD	PLN	(1,500)	411	12/17/2025	(4)
JP Morgan Securities LLC	PLN	PLN	USD	6,500	(1,783)	12/17/2025	(5)
JP Morgan Securities LLC	PLN	USD	PLN	(6,500)	1,783	12/17/2025	(8)
JP Morgan Securities LLC	PLN	USD	PLN	(7,000)	1,920	12/17/2025	(12)
JP Morgan Securities LLC	PLN	USD	PLN	(9,500)	2,606	12/17/2025	(12)
JP Morgan Securities LLC	PLN	USD	PLN	(10,022)	2,749	12/17/2025	(14)
JP Morgan Securities LLC	PLN	USD	PLN	(19,500)	5,349	12/17/2025	(17)
JP Morgan Securities LLC	PLN	USD	PLN	(11,800)	3,237	12/17/2025	(18)
JP Morgan Securities LLC	PLN	USD	PLN	(21,500)	5,898	12/17/2025	(20)
JP Morgan Securities LLC	PLN	USD	PLN	(11,022)	3,023	12/17/2025	(27)
JP Morgan Securities LLC	PLN	PLN	USD	38,813	(10,647)	12/17/2025	(69)
JP Morgan Securities LLC	PLN	USD	PLN	(23,000)	6,309	12/17/2025	(98)
JP Morgan Securities LLC	PLN	USD	PLN	(51,500)	14,127	12/17/2025	(186)
Societe Generale SA	PLN	PLN	USD	1,000,000	(274,315)	12/17/2025	1,254
Societe Generale SA	PLN	PLN	USD	1,378,733	(378,206)	12/17/2025	1,185
Societe Generale SA	PLN	PLN	USD	1,060,709	(290,968)	12/17/2025	202
Societe Generale SA	PLN	PLN	USD	105,880	(29,044)	12/17/2025	199
Societe Generale SA	PLN	PLN	USD	105,891	(29,047)	12/17/2025	199
Societe Generale SA	PLN	PLN	USD	106,112	(29,108)	12/17/2025	91
Societe Generale SA	PLN	USD	PLN	(105,854)	29,037	12/17/2025	28
Societe Generale SA	PLN	PLN	USD	105,965	(29,068)	12/17/2025	20
Societe Generale SA	PLN	PLN	USD	105,966	(29,068)	12/17/2025	20
Societe Generale SA	PLN	USD	PLN	(105,893)	29,048	12/17/2025	18
Societe Generale SA	PLN	PLN	USD	500,000	(137,157)	12/17/2025	(502)
Deutsche Bank AG	SEK	USD	SEK	(953,638)	101,109	12/15/2025	(1,086)
Deutsche Bank AG	SEK	SEK	USD	7,519,907	(797,297)	12/15/2025	(2,889)
Deutsche Bank AG	SEK	SEK	USD	8,870,220	(940,464)	12/15/2025	(4,303)
Deutsche Bank AG	SEK	SEK	USD	10,934,044	(1,159,280)	12/15/2025	(5,304)
Societe Generale SA	SEK	SEK	USD	12,090,846	(1,281,930)	12/17/2025	7,489
Societe Generale SA	SEK	SEK	USD	4,000,000	(424,099)	12/17/2025	1,224

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	SEK	SEK	USD	274,474	(29,101)	12/17/2025	$337
Societe Generale SA	SEK	SEK	USD	274,668	(29,122)	12/17/2025	337
Societe Generale SA	SEK	USD	SEK	(547,013)	57,997	12/17/2025	286
Societe Generale SA	SEK	SEK	USD	273,882	(29,038)	12/17/2025	21
Societe Generale SA	SEK	SEK	USD	273,890	(29,039)	12/17/2025	21
Societe Generale SA	SEK	SEK	USD	1,000,000	(106,025)	12/17/2025	(35)
Societe Generale SA	SEK	USD	SEK	(274,442)	29,098	12/17/2025	(75)
Societe Generale SA	SEK	USD	SEK	(274,445)	29,098	12/17/2025	(76)
Societe Generale SA	SEK	USD	SEK	(274,715)	29,127	12/17/2025	(115)
Societe Generale SA	SEK	USD	SEK	(274,731)	29,128	12/17/2025	(116)
Societe Generale SA	SEK	USD	SEK	(275,374)	29,197	12/17/2025	(184)
Societe Generale SA	SEK	USD	SEK	(275,761)	29,238	12/17/2025	(225)
Societe Generale SA	SEK	USD	SEK	(1,000,000)	106,025	12/17/2025	(274)
Societe Generale SA	SEK	USD	SEK	(550,139)	58,328	12/17/2025	(334)
Societe Generale SA	SEK	USD	SEK	(275,698)	29,231	12/17/2025	(400)
Societe Generale SA	SEK	USD	SEK	(275,880)	29,250	12/17/2025	(420)
Societe Generale SA	SEK	USD	SEK	(550,565)	58,374	12/17/2025	(493)
Societe Generale SA	SEK	USD	SEK	(1,000,000)	106,025	12/17/2025	(556)
Deutsche Bank AG	SGD	SGD	USD	1,948,707	(1,504,619)	12/15/2025	5,353
Societe Generale SA	SGD	SGD	USD	65,130	(50,288)	12/17/2025	320
Societe Generale SA	SGD	SGD	USD	64,990	(50,179)	12/17/2025	212
Societe Generale SA	SGD	USD	SGD	(32,643)	25,204	12/17/2025	(220)
Societe Generale SA	SGD	USD	SGD	(32,644)	25,205	12/17/2025	(221)
Societe Generale SA	SGD	USD	SGD	(519,323)	400,975	12/17/2025	(1,235)
Deutsche Bank AG	TRY	TRY	USD	8,667,217	(204,019)	12/15/2025	1,767
Deutsche Bank AG	TRY	USD	TRY	(39,031,088)	918,757	12/15/2025	(8,618)
Societe Generale SA	TRY	TRY	USD	1,500,000	(35,309)	12/17/2025	397
Deutsche Bank AG	TWD	USD	TWD	(3,100,772)	98,798	12/19/2025	1,284
Deutsche Bank AG	TWD	USD	TWD	(3,132,184)	99,799	12/15/2025	265
Deutsche Bank AG	TWD	TWD	USD	239,064	(7,617)	12/18/2025	(80)
Deutsche Bank AG	TWD	TWD	USD	3,131,146	(99,766)	12/19/2025	(317)
Deutsche Bank AG	TWD	TWD	USD	1,768,768	(56,357)	12/18/2025	(588)
Deutsche Bank AG	TWD	TWD	USD	3,116,224	(99,290)	12/22/2025	(807)
Deutsche Bank AG	TWD	TWD	USD	3,113,900	(99,216)	12/22/2025	(881)
Deutsche Bank AG	TWD	TWD	USD	4,207,805	(134,071)	12/18/2025	(1,442)
Deutsche Bank AG	TWD	TWD	USD	3,093,460	(98,565)	12/15/2025	(1,498)
Societe Generale SA	TWD	USD	TWD	(4,521,024)	144,050	12/17/2025	6,055
Societe Generale SA	TWD	USD	TWD	(1,520,808)	48,457	12/17/2025	1,579
Societe Generale SA	TWD	USD	TWD	(756,374)	24,100	12/17/2025	918
Societe Generale SA	TWD	USD	TWD	(756,579)	24,106	12/17/2025	911
Societe Generale SA	TWD	USD	TWD	(757,109)	24,123	12/17/2025	894
Societe Generale SA	TWD	USD	TWD	(757,254)	24,128	12/17/2025	890
Societe Generale SA	TWD	USD	TWD	(757,679)	24,141	12/17/2025	876
Societe Generale SA	TWD	USD	TWD	(3,114,400)	99,232	12/22/2025	865
Societe Generale SA	TWD	USD	TWD	(758,172)	24,157	12/17/2025	861
Societe Generale SA	TWD	USD	TWD	(758,704)	24,174	12/17/2025	844

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	TWD	USD	TWD	(758,904)	24,180	12/17/2025	$837
Societe Generale SA	TWD	USD	TWD	(758,954)	24,182	12/17/2025	836
Societe Generale SA	TWD	USD	TWD	(759,054)	24,185	12/17/2025	832
Societe Generale SA	TWD	TWD	USD	745,702	(23,760)	12/17/2025	(1,258)
Societe Generale SA	TWD	TWD	USD	744,935	(23,735)	12/17/2025	(1,282)
Societe Generale SA	TWD	TWD	USD	3,085,124	(98,299)	12/17/2025	(1,773)
Citgroup Global Markets Inc	ZAR	ZAR	USD	333,334	(19,462)	12/17/2025	624
Citgroup Global Markets Inc	ZAR	ZAR	USD	500,000	(29,193)	12/17/2025	458
Citgroup Global Markets Inc	ZAR	ZAR	USD	159,400	(9,307)	12/17/2025	407
Citgroup Global Markets Inc	ZAR	ZAR	USD	186,474	(10,887)	12/17/2025	405
Citgroup Global Markets Inc	ZAR	ZAR	USD	180,848	(10,559)	12/17/2025	399
Citgroup Global Markets Inc	ZAR	ZAR	USD	184,020	(10,744)	12/17/2025	395
Citgroup Global Markets Inc	ZAR	ZAR	USD	159,401	(9,307)	12/17/2025	390
Citgroup Global Markets Inc	ZAR	ZAR	USD	149,314	(8,718)	12/17/2025	384
Citgroup Global Markets Inc	ZAR	ZAR	USD	158,638	(9,262)	12/17/2025	357
Citgroup Global Markets Inc	ZAR	ZAR	USD	142,202	(8,303)	12/17/2025	349
Citgroup Global Markets Inc	ZAR	ZAR	USD	155,394	(9,073)	12/17/2025	336
Citgroup Global Markets Inc	ZAR	ZAR	USD	153,161	(8,942)	12/17/2025	325
Citgroup Global Markets Inc	ZAR	ZAR	USD	146,780	(8,570)	12/17/2025	319
Citgroup Global Markets Inc	ZAR	ZAR	USD	111,046	(6,483)	12/17/2025	250
Citgroup Global Markets Inc	ZAR	ZAR	USD	93,236	(5,444)	12/17/2025	194
Citgroup Global Markets Inc	ZAR	ZAR	USD	272,232	(15,894)	3/18/2026	181
Citgroup Global Markets Inc	ZAR	ZAR	USD	163,328	(9,536)	3/18/2026	139
Citgroup Global Markets Inc	ZAR	ZAR	USD	163,328	(9,536)	3/18/2026	128
Citgroup Global Markets Inc	ZAR	ZAR	USD	41,818	(2,442)	12/17/2025	100

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citgroup Global Markets Inc	ZAR	ZAR	USD	163,340	(9,537)	3/18/2026	$81
Citgroup Global Markets Inc	ZAR	ZAR	USD	32,114	(1,875)	12/17/2025	75
Citgroup Global Markets Inc	ZAR	ZAR	USD	33,818	(1,974)	12/17/2025	72
Citgroup Global Markets Inc	ZAR	ZAR	USD	33,392	(1,950)	12/17/2025	72
Citgroup Global Markets Inc	ZAR	ZAR	USD	163,338	(9,537)	3/18/2026	68
Citgroup Global Markets Inc	ZAR	ZAR	USD	31,078	(1,815)	12/17/2025	67
Citgroup Global Markets Inc	ZAR	ZAR	USD	48,344	(2,823)	3/18/2026	50
Citgroup Global Markets Inc	ZAR	ZAR	USD	14,532	(848)	12/17/2025	36
Citgroup Global Markets Inc	ZAR	ZAR	USD	56,308	(3,288)	3/18/2026	36
Citgroup Global Markets Inc	ZAR	ZAR	USD	46,460	(2,713)	3/18/2026	27
Citgroup Global Markets Inc	ZAR	ZAR	USD	48,322	(2,821)	3/18/2026	24
Citgroup Global Markets Inc	ZAR	USD	ZAR	(48,322)	2,821	12/17/2025	(24)
Citgroup Global Markets Inc	ZAR	USD	ZAR	(46,460)	2,713	12/17/2025	(28)
Citgroup Global Markets Inc	ZAR	USD	ZAR	(56,308)	3,288	12/17/2025	(37)
Citgroup Global Markets Inc	ZAR	USD	ZAR	(48,344)	2,823	12/17/2025	(52)
Citgroup Global Markets Inc	ZAR	USD	ZAR	(163,338)	9,537	12/17/2025	(69)
Citgroup Global Markets Inc	ZAR	USD	ZAR	(163,340)	9,537	12/17/2025	(83)
Citgroup Global Markets Inc	ZAR	USD	ZAR	(163,328)	9,536	12/17/2025	(132)
Citgroup Global Markets Inc	ZAR	USD	ZAR	(163,328)	9,536	12/17/2025	(143)
Citgroup Global Markets Inc	ZAR	USD	ZAR	(272,232)	15,894	12/17/2025	(186)
Deutsche Bank AG	ZAR	ZAR	USD	3,461,586	(202,107)	12/15/2025	2,115
Deutsche Bank AG	ZAR	USD	ZAR	(1,715,254)	100,146	12/15/2025	(150)
Deutsche Bank AG	ZAR	ZAR	USD	20,459,460	(1,194,539)	12/15/2025	(5,415)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	ZAR	ZAR	USD	333,334	(19,462)	12/17/2025	$624
JP Morgan Securities LLC	ZAR	ZAR	USD	500,000	(29,193)	12/17/2025	458
JP Morgan Securities LLC	ZAR	ZAR	USD	159,401	(9,307)	12/17/2025	407
JP Morgan Securities LLC	ZAR	ZAR	USD	186,474	(10,887)	12/17/2025	405
JP Morgan Securities LLC	ZAR	ZAR	USD	180,848	(10,559)	12/17/2025	399
JP Morgan Securities LLC	ZAR	ZAR	USD	184,020	(10,744)	12/17/2025	395
JP Morgan Securities LLC	ZAR	ZAR	USD	159,400	(9,307)	12/17/2025	390
JP Morgan Securities LLC	ZAR	ZAR	USD	149,314	(8,718)	12/17/2025	384
JP Morgan Securities LLC	ZAR	ZAR	USD	158,638	(9,262)	12/17/2025	357
JP Morgan Securities LLC	ZAR	ZAR	USD	142,202	(8,303)	12/17/2025	349
JP Morgan Securities LLC	ZAR	ZAR	USD	155,394	(9,073)	12/17/2025	336
JP Morgan Securities LLC	ZAR	ZAR	USD	153,161	(8,942)	12/17/2025	325
JP Morgan Securities LLC	ZAR	ZAR	USD	146,780	(8,570)	12/17/2025	319
JP Morgan Securities LLC	ZAR	ZAR	USD	111,046	(6,483)	12/17/2025	250
JP Morgan Securities LLC	ZAR	ZAR	USD	93,236	(5,444)	12/17/2025	194
JP Morgan Securities LLC	ZAR	ZAR	USD	272,232	(15,894)	3/18/2026	181
JP Morgan Securities LLC	ZAR	ZAR	USD	163,328	(9,536)	3/18/2026	139
JP Morgan Securities LLC	ZAR	ZAR	USD	163,328	(9,536)	3/18/2026	128
JP Morgan Securities LLC	ZAR	ZAR	USD	41,818	(2,442)	12/17/2025	100
JP Morgan Securities LLC	ZAR	ZAR	USD	163,340	(9,537)	3/18/2026	81
JP Morgan Securities LLC	ZAR	ZAR	USD	32,114	(1,875)	12/17/2025	75
JP Morgan Securities LLC	ZAR	ZAR	USD	33,818	(1,974)	12/17/2025	72

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

November 30, 2025 (Unaudited) (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
JP Morgan Securities LLC	ZAR	ZAR	USD	33,392	(1,950)	12/17/2025	$72
JP Morgan Securities LLC	ZAR	ZAR	USD	163,338	(9,537)	3/18/2026	68
JP Morgan Securities LLC	ZAR	ZAR	USD	31,078	(1,815)	12/17/2025	67
JP Morgan Securities LLC	ZAR	ZAR	USD	48,344	(2,823)	3/18/2026	50
JP Morgan Securities LLC	ZAR	ZAR	USD	14,532	(848)	12/17/2025	36
JP Morgan Securities LLC	ZAR	ZAR	USD	56,308	(3,288)	3/18/2026	36
JP Morgan Securities LLC	ZAR	ZAR	USD	46,460	(2,713)	3/18/2026	27
JP Morgan Securities LLC	ZAR	ZAR	USD	48,322	(2,821)	3/18/2026	24
JP Morgan Securities LLC	ZAR	USD	ZAR	(48,322)	2,821	12/17/2025	(24)
JP Morgan Securities LLC	ZAR	USD	ZAR	(46,460)	2,713	12/17/2025	(28)
JP Morgan Securities LLC	ZAR	USD	ZAR	(56,308)	3,288	12/17/2025	(37)
JP Morgan Securities LLC	ZAR	USD	ZAR	(48,344)	2,823	12/17/2025	(52)
JP Morgan Securities LLC	ZAR	USD	ZAR	(163,338)	9,537	12/17/2025	(69)
JP Morgan Securities LLC	ZAR	USD	ZAR	(163,340)	9,537	12/17/2025	(83)
JP Morgan Securities LLC	ZAR	USD	ZAR	(163,328)	9,536	12/17/2025	(132)
JP Morgan Securities LLC	ZAR	USD	ZAR	(163,328)	9,536	12/17/2025	(143)
JP Morgan Securities LLC	ZAR	USD	ZAR	(272,232)	15,894	12/17/2025	(186)
Societe Generale SA	ZAR	ZAR	USD	6,892,938	(402,449)	12/17/2025	2,401
Societe Generale SA	ZAR	ZAR	USD	3,000,000	(175,157)	12/17/2025	2,283
Societe Generale SA	ZAR	USD	ZAR	(1,710,558)	99,872	12/17/2025	124
Societe Generale SA	ZAR	ZAR	USD	430,204	(25,118)	12/17/2025	115
Societe Generale SA	ZAR	ZAR	USD	429,638	(25,085)	12/17/2025	82
							$142,300

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS

November 30, 2025 (Unaudited)

Credit Default Swap Agreements - Protection Sold

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)	Payment Frequency	Notional Amount(a),(b)	Value
CDX.EM SERIES 44	Citibank NA	12/20/2030	(1.00)%	Quarterly	300,000	$(4,728)
CDX.EM SERIES 44	JP Morgan Securities LLC	1/14/2031	(1.00)%	Quarterly	300,000	(4,728)
						$(9,456)

Underlying Instrument	Counterparty	Upfront payments/ (receipts)	Unrealized appreciation/ (depreciation)
CDX.EM SERIES 44	Citibank NA	$(6,555)	$1,827
CDX.EM SERIES 44	JP Morgan Securities LLC	(6,555)	1,827
		$(13,110)	$3,654

Credit Default Swap Agreements - Protection Purchased

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)	Payment Frequency	Notional Amount(b)	Value
CDX.NA.HY Series 45	Citibank NA	12/20/2030	5.0%	Quarterly	1,600,000		$119,339
CDX.NA.HY Series 45	JP Morgan Securities LLC	1/14/2031	5.0%	Quarterly	1,600,000		119,339
CDX.NA.IG SERIES 45	Citibank NA	12/20/2030	1.0%	Quarterly	2,650,000		59,563
CDX.NA.IG SERIES 45	JP Morgan Securities LLC	1/14/2031	1.0%	Quarterly	2,650,000		59,563
ITRAXX EUROPE SERIES 44	Citibank NA	12/20/2030	1.0%	Quarterly	2,650,000	EUR	70,052
ITRAXX EUROPE SERIES 44	JP Morgan Securities LLC	1/14/2031	1.0%	Quarterly	2,650,000	EUR	70,053
ITRAXX EUROPE CROSSOVER SERIES 44	Citibank NA	12/20/2030	5.0%	Quarterly	1,250,019	EUR	156,912
ITRAXX EUROPE CROSSOVER SERIES 44	JP Morgan Securities LLC	1/14/2031	5.0%	Quarterly	1,250,019	EUR	156,912
							$811,733

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS

November 30, 2025 (Unaudited) (continued)

		Upfront	Unrealized
		payments/	appreciation/
Underlying Instrument	Counterparty	(receipts)	(depreciation)
CDX.NA.HY Series 45	Citibank NA	$122,389	$(3,050)
CDX.NA.HY Series 45	JP Morgan Securities LLC	122,389	(3,050)
CDX.NA.IG SERIES 45	Citibank NA	60,696	(1,133)
CDX.NA.IG SERIES 45	JP Morgan Securities LLC	60,696	(1,133)
ITRAXX EUROPE SERIES 44	Citibank NA	67,492	2,560
ITRAXX EUROPE SERIES 44	JP Morgan Securities LLC	67,492	2,561
ITRAXX EUROPE CROSSOVER SERIES 44	Citibank NA	155,051	1,861
ITRAXX EUROPE CROSSOVER SERIES 44	JP Morgan Securities LLC	155,051	1,861
		$811,256	$477

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS

November 30, 2025 (Unaudited) (continued)

Interest Rate Swap Agreements

Rate Received	Payment Frequency	Clearinghouse/ Counterparty (c)	Termination Date	Rate Paid (d)	Payment Frequency
4.0%	Annual	LCH/Citibank NA	3/19/2031	CZK-PRIBOR-PRBO 6M	Semi-Annual
4.0%	Annual	LCH/JP Morgan Securities LLC	3/19/2031	CZK-PRIBOR-PRBO 6M	Semi-Annual
3.0%	Quarterly	LCH/Citibank NA	3/19/2031	HKD-HIBOR-HKAB 3M	Quarterly
3.0%	Quarterly	LCH/Citibank NA	12/18/2030	HKD-HIBOR-HKAB 3M	Quarterly
3.0%	Quarterly	LCH/JP Morgan Securities LLC	3/19/2031	HKD-HIBOR-HKAB 3M	Quarterly
3.0%	Quarterly	LCH/JP Morgan Securities LLC	12/18/2030	HKD-HIBOR-HKAB 3M	Quarterly
6.5%	Annual	LCH/Citibank NA	3/19/2031	HUF-BUBOR-Reuters 6M	Semi-Annual
6.0%	Annual	LCH/Citibank NA	12/18/2030	HUF-BUBOR-Reuters 6M	Semi-Annual
6.0%	Annual	LCH/Citibank NA	3/19/2031	HUF-BUBOR-Reuters 6M	Semi-Annual
6.5%	Annual	LCH/JP Morgan Securities LLC	3/19/2031	HUF-BUBOR-Reuters 6M	Semi-Annual
6.0%	Annual	LCH/JP Morgan Securities LLC	12/18/2030	HUF-BUBOR-Reuters 6M	Semi-Annual
6.0%	Annual	LCH/JP Morgan Securities LLC	3/19/2031	HUF-BUBOR-Reuters 6M	Semi-Annual
2.5%	Quarterly	LCH/Citibank NA	3/19/2031	KRW-CD-KSDA-Bloomberg 3M	Quarterly
2.5%	Quarterly	LCH/JP Morgan Securities LLC	3/19/2031	KRW-CD-KSDA-Bloomberg 3M	Quarterly
7.5%	Monthly	CME/Citibank NA	3/12/2031	MXN-TIIE ON-OIS Compound 1	Monthly
7.5%	Monthly	CME/Citibank NA	12/11/2030	MXN-TIIE ON-OIS Compound 1	Monthly
7.5%	Monthly	CME/JP Morgan Securities LLC	3/12/2031	MXN-TIIE ON-OIS Compound 1	Monthly
7.5%	Monthly	CME/JP Morgan Securities LLC	12/11/2030	MXN-TIIE ON-OIS Compound 1	Monthly
4.0%	Annual	LCH/Citibank NA	3/19/2031	6M PLN-WIBOR-WIBO 6M	Semi-Annual
4.0%	Annual	LCH/Citibank NA	12/18/2030	6M PLN-WIBOR-WIBO 6M	Semi-Annual
4.0%	Annual	LCH/JP Morgan Securities LLC	3/19/2031	6M PLN-WIBOR-WIBO 6M	Semi-Annual
4.0%	Annual	LCH/JP Morgan Securities LLC	12/18/2030	6M PLN-WIBOR-WIBO 6M	Semi-Annual
7.0%	Quarterly	LCH/Citibank NA	3/19/2031	ZAR-JIBAR-SAFEX 3M	Quarterly
7.0%	Quarterly	LCH/JP Morgan Securities LLC	3/19/2031	ZAR-JIBAR-SAFEX 3M	Quarterly

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS

November 30, 2025 (Unaudited) (continued)

Rate Received	Payment Frequency	Clearinghouse/ Counterparty (c)	Notional Amount (b)		Value	Upfront payments/ (receipts)	Unrealized appreciation/ (depreciation)
4.0%	Annual	LCH/Citibank NA	5,100,000	CZK	$(692)	$1,234	$(1,926)
4.0%	Annual	LCH/JP Morgan Securities LLC	5,100,000	CZK	(692)	1,234	(1,926)
3.0%	Quarterly	LCH/Citibank NA	3,200,000	HKD	5,244	2,148	3,096
3.0%	Quarterly	LCH/Citibank NA	800,000	HKD	1,272	656	616
3.0%	Quarterly	LCH/JP Morgan Securities LLC	3,200,000	HKD	5,244	2,123	3,121
3.0%	Quarterly	LCH/JP Morgan Securities LLC	800,000	HKD	1,274	642	632
6.5%	Annual	LCH/Citibank NA	5,000,000	HUF	106	60	46
6.0%	Annual	LCH/Citibank NA	20,700,000	HUF	(856)	(356)	(500)
6.0%	Annual	LCH/Citibank NA	56,800,000	HUF	(2,318)	(1,576)	(742)
6.5%	Annual	LCH/JP Morgan Securities LLC	5,000,000	HUF	106	60	46
6.0%	Annual	LCH/JP Morgan Securities LLC	20,700,000	HUF	(856)	(356)	(500)
6.0%	Annual	LCH/JP Morgan Securities LLC	56,800,000	HUF	(2,318)	(1,576)	(742)
2.5%	Quarterly	LCH/Citibank NA	520,000,000	KRW	(1,405)	1,296	(2,701)
2.5%	Quarterly	LCH/JP Morgan Securities LLC	520,000,000	KRW	(1,405)	1,296	(2,701)
7.5%	Monthly	CME/Citibank NA	10,000,000	MXN	4,440	1,675	2,765
7.5%	Monthly	CME/Citibank NA	3,200,000	MXN	1,771	588	1,183
7.5%	Monthly	CME/JP Morgan Securities LLC	10,000,000	MXN	4,440	1,675	2,765
7.5%	Monthly	CME/JP Morgan Securities LLC	3,200,000	MXN	1,771	588	1,183
4.0%	Annual	LCH/Citibank NA	1,200,000	PLN	2,734	(1,865)	4,599
4.0%	Annual	LCH/Citibank NA	300,000	PLN	694	(299)	993
4.0%	Annual	LCH/JP Morgan Securities LLC	1,100,000	PLN	2,501	(1,883)	4,384
4.0%	Annual	LCH/JP Morgan Securities LLC	200,000	PLN	466	(299)	765
7.0%	Quarterly	LCH/Citibank NA	5,000,000	ZAR	3,561	24	3,537
7.0%	Quarterly	LCH/JP Morgan Securities LLC	4,900,000	ZAR	3,489	(21)	3,510
					$28,571	$7,068	$21,503

(a)	The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur
(b)	Notional amount is stated in U.S. Dollars unless otherwise noted
(c)	Swaps with clearinghouses LCH Clearnet Group (LCH) and CME Group Inc (CME) are centrally cleared swaps
(d)	Represents floating rate

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

November 30, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $60,196,734)	$60,352,370
Unrealized appreciation on futures contracts	214,421
Unrealized appreciation on forward foreign currency contracts	595,459
Unrealized appreciation on swaps	12,497
Premiums paid for swaps	811,256
Margin on deposit with broker	16,454,678
Cash held for futures contract transactions (a)	3,630,000
Cash held for swap contract transactions (a)	339,024
Dividends and interest receivable	200,482
Receivable for investments sold	2,682,226
Receivable for net variation margin on futures and swap contracts	185,333
Prepaid expenses	25,298
Total Assets	$85,503,044

Liabilities
Due to broker for derivative transactions	$4,357,367
Unrealized depreciation on futures contracts	3,064
Unrealized depreciation on forward foreign currency contracts	453,159
Unrealized depreciation on swaps	8,366
Premiums received for swaps	13,110
Payable for investments purchased	2,683,635
Payable to Adviser	67,687
Payable to administrator	66,705
Payable to trustees	10,417
Other accrued expenses	61,612
Total Liabilities	$7,725,122
Net Assets	$77,777,922

Net Assets consist of:
Paid-in capital	$76,183,157
Accumulated deficit	1,594,765
Net Assets	$77,777,922

Net Assets: I Class	$77,777,922
Shares outstanding (unlimited number of shares authorized, no par value)	8,045,834
Net asset value, offering and redemption price per share	$9.67

(a)	Cash held as collateral at broker.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the period ended November 30, 2025 (Unaudited)

Investment Income
Dividend income	$404,933
Interest income	1,251,645
Total investment income	1,656,578

Expenses
Adviser	637,553
Administration	107,686
Audit and tax	47,465
Compliance services	33,323
Offering	35,085
Legal	22,179
Transfer agent	18,134
Trustee	20,558
Custodian	10,005
Report printing	9,220
Accrued 24-f2 fees	722
Pricing	5,045
Registration	8,920
Miscellaneous	14,861
Total expenses	970,756
Fees waived by Adviser	(259,930)
Net operating expenses	710,826
Net investment income	945,752

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	21,915
Foreign currency translations	44,885
Forward foreign currency contracts	328,183
Futures contracts	4,152,778
Swap contracts	101,544

Change in unrealized appreciation (depreciation) on:
Investment securities	67,471
Foreign currency translations	140,184
Forward foreign currency contracts	335,471
Futures contracts	1,667,845
Swap contracts	(105,234)
Net realized and unrealized gain (loss) on investment securities, foreign currency translations, forward foreign currency contracts, futures contracts and swap contracts	6,755,042
Net increase in net assets resulting from operations	$7,700,794

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended November 30, 2025 (Unaudited)	For the Period Ended May 31, 2025(a)
Increase (decrease) in net assets due to:
Operations
Net investment income	$945,752	$836,655
Net realized loss on investment securities, foreign currency translations, forward foreign currency contracts, futures contracts, and swap contracts	4,649,305	(9,123,215)
Change in unrealized appreciation on investment securities, foreign currency translations, forward foreign currency contracts, futures contracts, and swap contracts	2,105,737	781,257
Net increase (decrease) in net assets resulting from operations	7,700,794	(7,505,303)

Distributions to shareholders from earnings
Class I	—	(339,137)

Capital transactions - I Class
Proceeds from shares sold	11,944,900	80,066,479
Reinvestment of distributions	—	326,942
Amount paid for shares redeemed	(8,060,696)	(6,356,056)
Net increase in net assets resulting from capital transactions	3,884,204	74,037,365
Total increase in net assets	11,584,998	66,192,925

Net assets
Beginning of period	$66,192,925	$—
End of period	$77,777,923	$66,192,925

Share transactions - I Class
Shares sold	1,306,349	8,251,254
Shares reinvested	—	33,915
Shares redeemed	(869,907)	(675,777)
Net increase in shares outstanding	436,442	7,609,392

(a)	For the period September 30, 2024 (commencement of operations) to May 31, 2025.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Period Ended November 30, 2025 (Unaudited)		For the Period Ended May 31, 2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.70		$10.00

Investment operations:
Net investment income	0.12		0.10
Net realized and unrealized loss on investments	0.85		(1.35)
Total from investment operations	0.97		(1.25)

Less distributions to shareholders from:
Distributions from net investment income	—		(0.05)

Net asset value, end of period	$9.67		$8.70

Total Return(b)(c)	11.15%		(12.57)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$77,778		$66,193
Ratio of net expenses to average net assets(d)	1.95%		1.95%
Ratio of expenses to average net assets before waiver and reimbursement(d)	2.66%		3.00%
Ratio of net investment income to average net assets(d)	2.59%		1.95%
Portfolio turnover rate	34	%(c)	104%

(a)	For the period September 30, 2024 (commencement of operations) to May 31, 2025.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Efficient Enhanced Multi-Asset Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on May 21, 2024. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Efficient Capital Management, LLC (the “Adviser”). The Adviser allocates Fund assets to various sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) to execute both a multi-asset risk parity investment strategy and a managed futures trend-based investment strategy. AlphaSimplex Group LLC, AQR Capital Management LLC, Aspect Capital Limited, Crabel Capital Management, LLC, Welton Investment Partners LLC, Winton Capital Management Limited, and Columbia Management Investment Advisers LLC are the Sub-Advisers. The investment objective of the Fund is capital appreciation in both rising and falling equity markets.

The Fund currently offers two classes of shares, Class I and Class A. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future. As of November 30, 2025, Class A shares have not commenced operations.

The Fund operates as a single operating segmentŁ The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, the decision maker responsible for the oversight functions of the Fund, using the information presented in the consolidated financial statements and consolidated financial highlights.

The consolidated financial statements of the Fund include the Fund and its wholly-owned subsidiary, the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. (the “CFC”). The CFC entered into an investment advisory agreement on May 31, 2024 and is incorporated in the Cayman Islands as an exempted company with limited liability.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended November 30, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

Operations when incurred. During the period ended November 30, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in the deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Consolidation of Subsidiary – The Consolidated Schedules of Investments and Futures Contracts of the Fund include the investments of the CFC, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

deemed to exist with investment interests comprising greater than 50% of the NAV of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All intercompany accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. As of November 30, 2025, the net assets of the CFC were $12,417,719, which represented 16% of the Fund’s net assets.

NOTE 3. DERIVATIVE INSTRUMENTS RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (“OTC”). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk relates to fluctuations in the value of an asset or liability due to changes in commodity market rates and related underlying prices.

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

The Fund and CFC are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty’s unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts, to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities.

Swap Agreements – The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps, and total return swaps. Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specific notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These centrally cleared swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM.

A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Fund’s books and records. Upon entering into a credit default swap, the Fund is required to satisfy an initial margin requirement by delivering cash or securities. Subsequent payments are made or received by the Fund each day to settle daily fluctuations in the value of the contract (“variation margin”); which reflect changes in the value of the underlying

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Fund receiving or paying only the net amount of the two payments. The Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. In the event of the default or bankruptcy

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

of a swap contract counterparty, the Fund will have contractual remedies pursuant to the swap contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

With centrally cleared swaps, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. However, credit risk still exists in centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.

To mitigate counterparty risk on swap agreements, the Fund may require the counterparty to post collateral to the Fund’s custodian to cover the Fund’s exposure. This collateral is generally in cash and is invested in a money market fund. A counterparty may also require the Fund to post collateral to a segregated account at the Fund’s custodian.

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts.

NOTE 4. DERIVATIVE TRANSACTIONS

The following tables identify the location and fair value of derivative instruments on the Consolidated Statement of Assets and Liabilities as of November 30, 2025, and the effect of derivative instruments on the Consolidated Statement of Operations for the period ended November 30, 2025.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

At November 30, 2025:

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Contract Type/Primary Risk Exposure	Unrealized Appreciation on forward foreign currency contracts	Unrealized Depreciation on forward foreign currency contracts	Unrealized Appreciation on futures contracts*	Unrealized Depreciation on futures contracts*	Unrealized Appreciation on swaps contracts*	Unrealized Depreciation on swaps contracts*
Commodity Contracts	$—	$—	$1,071,454	$(406,082)	$—	$—
Credit Contracts	—	—	—	—	12,497	(8,366)
Equity Contracts	—	—	1,315,615	(50,843)	—	—
Foreign Exchange Contracts	595,459	(453,159)	392,833	(42,185)	—	—
Interest Rate Contracts	—	—	250,600	(62,554)	33,241	(11,738)

*	Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities for centrally cleared and exchange traded contracts. Includes cumulative appreciation/(depreciation), as reported in the Consolidated Schedule of Investments.

For the period ended November 30, 2025:

Location	Foreign Exchange Contracts	Equity Contracts	Interest Contracts	Commodity Contracts	Credit Contracts	Total
Net realized gain (loss) on:
Forward Foreign Currency Contracts	$328,183	$—	$—	$—	$—	$328,183
Futures Contracts	211,843	3,745,357	(1,074,623)	1,270,201	—	4,152,778
Swaps Contracts	—	—	(63,879)	—	165,423	101,544

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

Location	Foreign Exchange Contracts	Equity Contracts	Interest Contracts	Commodity Contracts	Credit Contracts	Total
Change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	$335,471	$—	$—	$—	$—	$335,471
Futures contracts	307,372	781,869	49,379	529,225	—	1,667,845
Swaps Contracts	—	—	(24,097)	—	(81,137)	(105,234)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the period ended November 30, 2025:

Derivatives	Average Ending Monthly Notional Value
Forward Foreign Currency Contracts, Purchased	$88,704,951
Forward Foreign Currency Contracts, Sold	(13,118,179,596)
Long Futures Contracts	266,935,009
Short Futures Contracts	(82,453,963)
Interest Rate Swaps	5,679,135
Credit Default Swaps	(16,178,279)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of November 30, 2025:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in Consolidated Statement of Assets and Liabilities
Forward foreign currency contracts	$595,459	$—	$595,459
Swap contracts	823,753	—	823,753
Futures Contracts	214,421	—	214,421
Variation Margin on Futures Contracts and Swap Contracts	782,895	(597,562)	185,333

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Financial Instruments	Collateral Pledged*	Net Amount
Forward foreign currency contracts	$(453,159)	$—	$142,300
Swap contracts	(21,476)	—	802,277
Futures Contracts	(3,064)	—	211,357
Variation Margin on Futures Contracts and Swap Contracts	—	—	185,333

*	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statement of Assets and Liabilities as Cash held at broker for futures contract transactions and Cash held at broker for swap contract transactions.

NOTE 5. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

Forward foreign currency exchange contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$39,666,645	$—	$39,666,645
Money Markets	20,662,078	—	—	20,662,078
Long Futures Contracts(a)	2,072,441	—	—	3,030,502
Short Futures Contracts(a)	396,397	—	—	396,397
Forward Foreign Currency Contracts(a)	—	595,459	—	595,459
Swaps Contracts(a)	—	12,497	—	12,497
Total	$23,130,916	$40,274,601	$—	$63,405,517

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts(a)	$—	$453,159	$—	$453,159
Swaps Contracts(a)	—	8,366	—	8,366
Total	$—	$461,525	$—	$461,525

(a)	The amount shown represents the unrealized appreciation/depreciation

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the Fund’s average daily net assets. For the period ended November 30, 2025, before the waiver described below, the Adviser earned a management fee of $637,553 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.95% of average daily net assets of each class of shares of the Fund through at least September 30, 2025. For the period ended November 30, 2025, the Adviser waived fees and reimbursed expenses in the amount of $259,930.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of November 30, 2025,

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
May 31, 2028	$426,887
November 30, 2028	259,930

The Adviser has retained sub-advisers to provide portfolio management and related services to the Fund. The sub-advisers receive a fee from the Adviser (not the Fund) for these services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Fund, has adopted a Distribution Plan (the “Plan”) for its Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

Class A shares in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.

The Trust, on behalf of the Fund, has adopted an Administrative Services Plan on behalf of its Class I shares and Class A shares, under which shareholder servicing agents provide administrative and support services to their customers. These services may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services. For these services, the Fund may pay a fee at an annual rate of up to 0.15% of the average daily net assets of Class I shares and 0.25% of the average daily net assets of Class A shares serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor “no transaction fee” or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically. The Board has approved, and the Fund has agreed to waive the administrative services fees through September 30, 2026.

NOTE 7. INVESTMENT TRANSACTIONS

For the period ended November 30, 2025, purchases and sales of investment securities, other than short-term investments and long-term U.S. government obligations, were $122,164 and $591,187, respectively.

For the period ended November 30, 2025, purchases and sales of long-term U.S. government obligations, were $5,838,766 and $3,989,397, respectively.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited) (continued)

NOTE 8. FEDERAL TAX INFORMATION

As of May 31, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated earnings	$—
Accumulated capital and other losses	(6,142,195)
Unrealized appreciation/(depreciation)	36,167
Total	$(6,106,028)

The tax character of distributions paid for the period ended May 31, 2025, were as follows:

May 31, 2025
Distributions paid from:
Ordinary income(a)	$339,137
Net long-term capital gains	—
Total distributions paid	$339,137

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

EFFICIENT ENHANCED MULTI-ASSET FUND

ADDITIONAL INFORMATION

November 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Proxy Disclosures for Open-End Management Investment Companies

Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 738-1128 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Daniel J. Condon, Chair

David R. Carson

Kenneth G.Y. Grant

Freddie Jacobs, Jr.

Catharine B. McGauley

Ronald C. Tritschler

OFFICERS

Martin R. Dean, President

Gweneth K. Gosselink,

Chief Compliance Officer

Zachary P. Richmond,

Treasurer and Chief Financial Officer

INVESTMENT ADVISER

Efficient Capital Management, LLC

4355 Weaver Parkway

Warrenville, IL 60555

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	2/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	2/2/2026

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	2/2/2026